[NORTHERN FUNDS LOGO]-Registered Trademark-

U.S. GOVERNMENT FUND
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
INTERMEDIATE TAX-EXEMPT FUND
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
FLORIDA INTERMEDIATE TAX-EXEMPT FUND
FIXED INCOME FUND
TAX-EXEMPT FUND
ARIZONA TAX-EXEMPT FUND
CALIFORNIA TAX-EXEMPT FUND
GLOBAL FIXED INCOME FUND
HIGH YIELD MUNICIPAL FUND
HIGH YIELD FIXED INCOME FUND


--------------------------------------------------------------------------------
                            FIXED INCOME SEMIANNUAL
--------------------------------------------------------------------------------

[GRAPHIC PHOTO OF ABACUS]
[GRAPHIC PHOTO OF GEARS]
[GRAPHIC PHOTO OF STONES]

September 30, 2000

                      NORTHERN FIXED INCOME FUNDS OVERVIEW

After a multi-year period of rapid economic growth, the economy exhibited signs of slower growth over the past six months. As this evidence accumulated, government interest rates from 2-year to 5-year maturities declined roughly 75 basis points. With yields in this maturity spectrum now approximately 6 percent, such securities are now a full one-half of one percent lower than the overnight lending rate of 6.50 percent. The rapid rise in oil prices, tight labor markets, and the decline in the Euro triggered some moderate fears of an increase in inflation, causing longer maturity government bonds to decline slightly less.

Looking ahead, contemporaneous economic data, leading indicators and the behavior of stock indices all point to our central scenario in which a soft landing is achieved. A harder landing is hinted at by the performance of corporate bond markets, both investment grade and high yield, and the punishment meted out by the equity markets to those stocks failing to achieve expected earnings. Some commentators have drawn parallels between the present situation and the events of the fall of 1998. However, we do not think history is about to repeat itself with Fed easings. The tightening of bank lending standards and rise in credit risk premia is the desired consequence of the Fed's monetary policy over the past eighteen months. Unlike 1998, there is little evidence of a generalized liquidity crisis as the market for lower-rated, short-term paper remains open for business, fears of systemic risk are absent, and growth in Japan and Europe is better supported. In short, neither domestic liquidity conditions nor the external growth environment resemble the crisis conditions which precipitated Fed easing two years ago.

We believe that the Fed would need more convincing evidence of a durable economic slowdown and easing inflationary pressures before contemplating cutting rates. Signs that the tight labor market is easing and a dampening in still buoyant consumer spending are necessary conditions in this regard. In the absence of such signals, we believe that the market is premature in discounting an ease early next year. However, we are maintaining neutral durations as, cognizant of stock market signals, our main risk scenario involves a slowdown of growth beyond the Fed's desired intentions.

Slowing growth does heighten the challenges facing corporate entities. With softer corporate earnings, rising default rates and the unrelenting need for companies to raise and spend capital to compete in the new economy, corporate bond market performance has been a laggard all year. Specific risk is unusually high as evidenced by the speed with which bond prices drop to so-called "distressed" levels. It is our contention that these events have been adequately priced into corporate bonds. What we think has been overdone is the market's expectation of economic growth slowing to a point where systemic--as opposed to specific--credit risk dramatically worsens. Consequently, we will look at selectively increasing corporate credit risk, focusing on higher quality, defensive sectors and issuers. In particular, the municipal sector is one area that is attractive and has the added benefit of providing refuge from some of the challenges buffeting the corporate sector.

TABLE OF CONTENTS                                                          PAGE

Abbreviations and Other Information ......................................... 1

  Statements of Assets and Liabilities ...................................... 2
  Statements of Operations .................................................. 4
  Statements of Changes in Net Assets ....................................... 6
  Financial Highlights ..................................................... 10
  Schedules of Investments
    U.S. Government Fund ................................................... 17
    Short-Intermediate U.S. Government Fund ................................ 18
    Intermediate Tax-Exempt Fund ........................................... 19
    California Intermediate Tax-Exempt Fund ................................ 27
    Florida Intermediate Tax-Exempt Fund ................................... 30
    Fixed Income Fund ...................................................... 33
    Tax-Exempt Fund ........................................................ 36
    Arizona Tax-Exempt Fund ................................................ 43
    California Tax-Exempt Fund ............................................. 45
    Global Fixed Income Fund ............................................... 49
    High Yield Municipal Fund .............................................. 51
    High Yield Fixed Income Fund ........................................... 55

Notes to the Financial Statements .......................................... 59

ABBREVIATIONS AND OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset date or next putable dates for floating rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.


EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ACA             American Capital Access
AMBAC           American Municipal Bond Assurance Corp.
AMT             Alternative Minimum Tax
COLLD.          Collateralized
COP             Certificate of Participation
CVP             Central Valley Project
FGIC            Financial Guaranty Insurance Corp.
FHA             Federal Housing Authority
FHLB            Federal Home Loan Bank
FHLMC           Freddie Mac
FNMA            Fannie Mae
FRN             Floating Rate Note
FSA             Financial Security Assurance
GIC             Guaranteed Investment Contract
GNMA            Government National Mortgage Association
G.O.            General Obligation
Gtd.            Guaranteed
I.O.            Interest Only Stripped Security
IDA             Industrial Development Authority
IDR             Industrial Development Revenue
LOC             Letter of Credit
MBIA            Municipal Bond Insurance Association
MTN             Medium Term Notes
PCR             Pollution Control Revenue
PFA             Public Finance Authority
PSF             Permanent School Fund
RAN             Revenue Anticipation Notes
REMIC           Real Estate Mortgage Investment Conduit
SFM             Single Family Mortgage
TAN             Tax Anticipation Notes
TRB             Tax Revenue Bonds
*               Non-Income Producing Security


------------------
NOT FDIC-INSURED
------------------
May lose value
No bank guarantee
------------------

An investment in Northern Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

An investment in a non-money market fund involves risks including possible loss of principal.

Shares of Northern Funds are distributed by Northern Funds Distributors, LLC, an independent third party.

STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 2000 (UNAUDITED)

FIXED INCOME FUNDS

                                                                                         SHORT-                          CALIFORNIA
                                                                         U.S.         INTERMEDIATE     INTERMEDIATE     INTERMEDIATE
AMOUNTS IN THOUSANDS,                                                   GOV'T.         U.S. GOV'T.      TAX-EXEMPT       TAX-EXEMPT
EXCEPT PER SHARE DATA                                                    FUND             FUND             FUND             FUND
---------------------                                                    ----             ----             ----             ----
ASSETS:
    Investments, at value (cost $342,196, $69,169, $661,044,
       $91,144, $41,563, $703,379, $513,091, $69,723, $128,881,
       $18,378, $27,269 and $201,683, respectively)                    $336,315          $68,959         $660,974          $93,591
    Cash and foreign currencies                                               8              158               --               --
    Income receivable                                                     2,813            1,021            8,863            1,163
    Receivable for securities sold                                           --               --            2,521               --
    Receivable from Adviser                                                   8                3               16                3
    Prepaid and other assets                                                  9                6                4                4
----------------------------------------------------------------------------------------------------------------------------------

           Total Assets                                                 339,153           70,147          672,378           94,761
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Dividends payable                                                       243               54              395               52
    Payable for securities purchased                                         --               --           10,011            7,578
    Accrued investment advisory fees                                         42                8               76               10
    Accrued administration fees                                               8                2               16                2
    Accrued custody and accounting fees                                       1               --                1               --
    Accrued transfer agent fees                                               6                1               11                1
    Accrued registration fees and other liabilities                          20               15               35               20
----------------------------------------------------------------------------------------------------------------------------------

           Total Liabilities                                                320               80           10,545            7,663
----------------------------------------------------------------------------------------------------------------------------------

    Net Assets                                                         $338,833          $70,067         $661,833          $87,098
----------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
    Capital stock                                                      $346,640          $70,993         $664,849          $84,736
    Undistributed (distributions in
       excess of) net investment income                                     455               --               77               --
    Accumulated net realized losses on investments
       and foreign currency transactions                                 (2,381)            (716)          (3,023)             (85)
    Net unrealized appreciation (depreciation) on investments
       and foreign currency transactions                                 (5,881)            (210)             (70)           2,447
    Net unrealized losses on translation of assets and
       liabilities denominated in foreign currencies                         --               --               --               --
----------------------------------------------------------------------------------------------------------------------------------

    Net Assets                                                         $338,833          $70,067         $661,833          $87,098
----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
    UNLIMITED AUTHORIZATION)                                             34,321            7,021           65,884            8,546

NET ASSET VALUE, REDEMPTION AND
    OFFERING PRICE PER SHARE                                              $9.87            $9.98           $10.05           $10.19
----------------------------------------------------------------------------------------------------------------------------------

                                                                        FLORIDA
                                                                      INTERMEDIATE
AMOUNTS IN THOUSANDS,                                                  TAX-EXEMPT
EXCEPT PER SHARE DATA                                                     FUND
---------------------                                                     ----
ASSETS:
    Investments, at value (cost $342,196, $69,169, $661,044,
       $91,144, $41,563, $703,379, $513,091, $69,723, $128,881,
       $18,378, $27,269 and $201,683, respectively)                     $41,473
    Cash and foreign currencies                                              --
    Income receivable                                                       616
    Receivable for securities sold                                          985
    Receivable from Adviser                                                   2
    Prepaid and other assets                                                 10
--------------------------------------------------------------------------------

           Total Assets                                                  43,086
--------------------------------------------------------------------------------
LIABILITIES:
    Dividends payable                                                        24
    Payable for securities purchased                                      1,088
    Accrued investment advisory fees                                          5
    Accrued administration fees                                               1
    Accrued custody and accounting fees                                      --
    Accrued transfer agent fees                                               1
    Accrued registration fees and other liabilities                          17
--------------------------------------------------------------------------------

           Total Liabilities                                              1,136
--------------------------------------------------------------------------------

    Net Assets                                                          $41,950
--------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
    Capital stock                                                       $42,523
    Undistributed (distributions in
       excess of) net investment income                                      --
    Accumulated net realized losses on investments
       and foreign currency transactions                                   (483)
    Net unrealized appreciation (depreciation) on investments
       and foreign currency transactions                                    (90)
    Net unrealized losses on translation of assets and
       liabilities denominated in foreign currencies                         --
--------------------------------------------------------------------------------

    Net Assets                                                          $41,950
--------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
    UNLIMITED AUTHORIZATION)                                              4,129

NET ASSET VALUE, REDEMPTION AND
    OFFERING PRICE PER SHARE                                             $10.16
--------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                               NORTHERN FUNDS Semiannual Report

                                                                         FIXED                            ARIZONA        CALIFORNIA
AMOUNTS IN THOUSANDS,                                                   INCOME         TAX-EXEMPT        TAX-EXEMPT      TAX-EXEMPT
EXCEPT PER SHARE DATA                                                    FUND             FUND              FUND            FUND
---------------------                                                    ----             ----              ----            ----
ASSETS:
    Investments, at value (cost $342,196, $69,169, $661,044,
       $91,144, $41,563, $703,379, $513,091, $69,723, $128,881,
       $18,378, $27,269 and $201,683, respectively)                    $697,747         $523,295          $70,605         $130,425
    Cash and foreign currencies                                               3               --               --               --
    Income receivable                                                     6,466            7,788              992            1,687
    Receivable for securities sold                                           --            1,723               --               --
    Receivable from Adviser                                                  16               12                3                4
    Prepaid and other assets                                                 19                3                6                2
-----------------------------------------------------------------------------------------------------------------------------------

           Total Assets                                                 704,251          532,821           71,606          132,118
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Dividends payable                                                       584              342               41               80
    Payable for securities purchased                                      4,555           11,436            2,518            2,336
    Accrued investment advisory fees                                         86               60                8               15
    Accrued administration fees                                              17               13                2                3
    Accrued custody and accounting fees                                      --                5                2               --
    Accrued transfer agent fees                                              11                8                1                2
    Accrued registration fees and other liabilities                          40               21               17               18
-----------------------------------------------------------------------------------------------------------------------------------

           Total Liabilities                                              5,293           11,885            2,589            2,454
-----------------------------------------------------------------------------------------------------------------------------------

    Net Assets                                                         $698,958         $520,936          $69,017         $129,664
-----------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
    Capital stock                                                      $721,111         $518,799          $68,203         $129,224
    Undistributed (distributions in
       excess of) net investment income                                    (179)             (66)              --               --
    Accumulated net realized losses on investments
       and foreign currency transactions                                (16,342)          (8,001)             (68)          (1,104)
    Net unrealized appreciation (depreciation) on investments
       and foreign currency transactions                                 (5,632)          10,204              882            1,544
    Net unrealized losses on translation of assets and
       liabilities denominated in foreign currencies                         --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------

    Net Assets                                                         $698,958         $520,936          $69,017         $129,664
-----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
    UNLIMITED AUTHORIZATION)                                             71,765           51,443            6,790           12,263

NET ASSET VALUE, REDEMPTION AND
    OFFERING PRICE PER SHARE                                              $9.74           $10.13           $10.16           $10.57
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         GLOBAL           HIGH             HIGH
                                                                          FIXED           YIELD            YIELD
AMOUNTS IN THOUSANDS,                                                    INCOME         MUNICIPAL      FIXED INCOME
EXCEPT PER SHARE DATA                                                     FUND            FUND             FUND
---------------------                                                     ----            ----             ----
ASSETS:
    Investments, at value (cost $342,196, $69,169, $661,044,
       $91,144, $41,563, $703,379, $513,091, $69,723, $128,881,
       $18,378, $27,269 and $201,683, respectively)                     $17,709          $26,336         $188,137
    Cash and foreign currencies                                           1,807                1                1
    Income receivable                                                       330              486            5,657
    Receivable for securities sold                                            8              269            6,399
    Receivable from Adviser                                                   2                2                5
    Prepaid and other assets                                                  5                3                8
-----------------------------------------------------------------------------------------------------------------

           Total Assets                                                  19,861           27,097          200,207
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Dividends payable                                                        --               20              292
    Payable for securities purchased                                      1,105               --            6,829
    Accrued investment advisory fees                                          3                3               24
    Accrued administration fees                                               1                1                5
    Accrued custody and accounting fees                                      --                9               --
    Accrued transfer agent fees                                              --               --                3
    Accrued registration fees and other liabilities                          15               16               16
-----------------------------------------------------------------------------------------------------------------

           Total Liabilities                                              1,124               49            7,169
-----------------------------------------------------------------------------------------------------------------

    Net Assets                                                          $18,737          $27,048         $193,038
-----------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
    Capital stock                                                       $20,674          $28,642         $211,569
    Undistributed (distributions in
       excess of) net investment income                                    (681)              --               --
    Accumulated net realized losses on investments
       and foreign currency transactions                                   (583)            (661)          (4,985)
    Net unrealized appreciation (depreciation) on investments
       and foreign currency transactions                                   (661)            (933)         (13,546)
    Net unrealized losses on translation of assets and
       liabilities denominated in foreign currencies                        (12)              --               --
-----------------------------------------------------------------------------------------------------------------

    Net Assets                                                          $18,737          $27,048         $193,038
-----------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
    UNLIMITED AUTHORIZATION)                                              2,032            3,000           21,779

NET ASSET VALUE, REDEMPTION AND
    OFFERING PRICE PER SHARE                                              $9.22            $9.02            $8.86
-----------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

FIXED INCOME FUNDS

                                                                                         SHORT-                          CALIFORNIA
                                                                         U.S.         INTERMEDIATE     INTERMEDIATE     INTERMEDIATE
                                                                        GOV'T.         U.S. GOV'T.      TAX-EXEMPT       TAX-EXEMPT
AMOUNTS IN THOUSANDS                                                     FUND             FUND             FUND             FUND
---------------------                                                    ----             ----             ----             ----
INVESTMENT INCOME:
    Interest income                                                     $10,435           $2,237          $16,817           $2,320
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment advisory fees                                              1,288              253            2,508              333
    Administration fees                                                     257               51              502               67
    Transfer agent fees                                                     172               34              334               44
    Custody and accounting fees                                              49               23               86               26
    Professional fees                                                         6                1               14                1
    Registration fees                                                        30               13               48               17
    Trustees' fees and expenses                                               3                1                8                2
    Other                                                                    15                5               23                5
-----------------------------------------------------------------------------------------------------------------------------------

    Total Expenses                                                        1,820              381            3,523              495
       Less voluntary waivers of
           investment advisory fees                                          --               --             (167)             (22)
       Less reimbursement of expenses by Adviser                           (275)             (77)            (514)             (96)
-----------------------------------------------------------------------------------------------------------------------------------

       Net Expenses                                                       1,545              304            2,842              377
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                     8,890            1,933           13,975            1,943
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
    Net realized gains (losses) on:
       Investments                                                         (225)            (296)            (688)            (109)
       Foreign currency transactions                                         --               --               --               --
    Net change in unrealized appreciation (depreciation)
       on investments and foreign currency transactions                   5,607              921            8,636            1,593
    Net change in unrealized losses on translation
       of assets and liabilities denominated in
       foreign currencies                                                    --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------

       Net Gains (Losses) on Investments                                  5,382              625            7,948            1,484
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                           $14,272           $2,558          $21,923           $3,427
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        FLORIDA
                                                                      INTERMEDIATE
                                                                       TAX-EXEMPT
AMOUNTS IN THOUSANDS                                                      FUND
---------------------                                                     ----
INVESTMENT INCOME:
    Interest income                                                      $1,067
------------------------------------------------------------------------------------
EXPENSES
    Investment advisory fees                                                155
    Administration fees                                                      31
    Transfer agent fees                                                      21
    Custody and accounting fees                                              20
    Professional fees                                                         3
    Registration fees                                                        15
    Trustees' fees and expenses                                              --
    Other                                                                     3
------------------------------------------------------------------------------------

    Total Expenses                                                          248
       Less voluntary waivers of
           investment advisory fees                                         (10)
       Less reimbursement of expenses by Adviser                            (62)
------------------------------------------------------------------------------------

       Net Expenses                                                         176
------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                       891
------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
    Net realized gains (losses) on:
       Investments                                                          264
       Foreign currency transactions                                         --
    Net change in unrealized appreciation (depreciation)
       on investments and foreign currency transactions                     128
    Net change in unrealized losses on translation
       of assets and liabilities denominated in
       foreign currencies                                                    --
------------------------------------------------------------------------------------

       Net Gains (Losses) on Investments                                    392
------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                            $1,283
------------------------------------------------------------------------------------

SEEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

                                                                         FIXED                            ARIZONA        CALIFORNIA
                                                                        INCOME         TAX-EXEMPT        TAX-EXEMPT      TAX-EXEMPT
AMOUNTS IN THOUSANDS                                                     FUND             FUND              FUND            FUND
---------------------                                                    ----             ----              ----            ----
INVESTMENT INCOME:
    Interest income                                                     $23,414          $14,811           $1,748           $3,332
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment advisory fees                                              2,508            1,952              248              468
    Administration fees                                                     502              390               50               94
    Transfer agent fees                                                     334              260               33               62
    Custody and accounting fees                                              72               70               25               28
    Professional fees                                                        16                9                1                4
    Registration fees                                                        51               35               17               19
    Trustees' fees and expenses                                               7                5                3                1
    Other                                                                    21               16                5                7
-----------------------------------------------------------------------------------------------------------------------------------

    Total Expenses                                                        3,511            2,737              382              683
       Less voluntary waivers of
           investment advisory fees                                          --             (130)             (17)             (31)
       Less reimbursement of expenses by Adviser                           (502)            (395)             (84)            (121)
-----------------------------------------------------------------------------------------------------------------------------------

       Net Expenses                                                       3,009            2,212              281              531
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    20,405           12,599            1,467            2,801
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
    Net realized gains (losses) on:
       Investments                                                       (3,923)           2,975              215              (32)
       Foreign currency transactions                                         --               --               --               --
    Net change in unrealized appreciation (depreciation)
       on investments and foreign currency transactions                  12,632            3,825              675            3,087
    Net change in unrealized losses on translation
       of assets and liabilities denominated in
       foreign currencies                                                    --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------

       Net Gains (Losses) on Investments                                  8,709            6,800              890            3,055
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                           $29,114          $19,399           $2,357           $5,856
-----------------------------------------------------------------------------------------------------------------------------------


                                                                         GLOBAL           HIGH             HIGH
                                                                          FIXED           YIELD            YIELD
                                                                         INCOME         MUNICIPAL      FIXED INCOME
AMOUNTS IN THOUSANDS                                                      FUND            FUND             FUND
---------------------                                                     ----            ----             ----
INVESTMENT INCOME:
    Interest income                                                        $496             $751          $10,350
-----------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment advisory fees                                                 85               88              675
    Administration fees                                                      14               18              135
    Transfer agent fees                                                       9               12               90
    Custody and accounting fees                                              33               22               25
    Professional fees                                                         3                3                3
    Registration fees                                                        15               14               17
    Trustees' fees and expenses                                              --                1                2
    Other                                                                     3                4                6
-----------------------------------------------------------------------------------------------------------------------

    Total Expenses                                                          162              162              953
       Less voluntary waivers of
           investment advisory fees                                          --               (6)              --
       Less reimbursement of expenses by Adviser                            (54)             (56)            (143)
-----------------------------------------------------------------------------------------------------------------------

       Net Expenses                                                         108              100              810
-----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                       388              651            9,540
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
    Net realized gains (losses) on:
       Investments                                                          120             (310)          (1,228)
       Foreign currency transactions                                       (689)              --               --
    Net change in unrealized appreciation (depreciation)
       on investments and foreign currency transactions                    (482)             344           (7,634)
    Net change in unrealized losses on translation
       of assets and liabilities denominated in
       foreign currencies                                                   (16)              --               --
-----------------------------------------------------------------------------------------------------------------------

       Net Gains (Losses) on Investments                                 (1,067)              34           (8,862)
-----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                             $(679)            $685             $678
-----------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

FIXED INCOME FUNDS

                                                                                                                    SHORT
                                                                                  U.S.                          INTERMEDIATE
                                                                               GOVERNMENT                        U.S. GOV'T
                                                                                  FUND                              FUND
                                                                     ---------------------------        ----------------------------
                                                                      SIX MONTHS                         SIX MONTHS
                                                                         ENDED            YEAR             ENDED           PERIOD
                                                                       SEPT. 30,          ENDED          SEPT. 30,          ENDED
                                                                         2000           MARCH 31,          2000           MARCH 31,
AMOUNTS IN THOUSANDS                                                  (UNAUDITED)         2000          (UNAUDITED)        2000(1)
--------------------                                                 ----------------------------       ----------------------------
OPERATIONS:
    Net investment income                                                $8,890          $15,048           $1,933           $1,691
    Net realized gains (losses) on investments,
       forward foreign currency contracts and
       foreign currency transactions                                       (225)          (1,988)            (296)            (420)
    Net change in unrealized appreciation
       (depreciation) on investments and
       forward foreign currency contracts                                 5,607           (7,317)             921             (236)
-----------------------------------------------------------------------------------------------------------------------------------

       Net Increase in Net Assets
           Resulting from Operations                                     14,272            5,743            2,558            1,035
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                          24,748           54,658           12,540           12,072
    Shares issued upon conversion                                            --          112,138               --           60,337
    Shares from reinvestment of dividends                                   713            1,734               78               21
    Shares redeemed                                                     (40,751)         (78,206)          (6,644)          (8,306)
-----------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
           Resulting from Capital Share
           Transactions                                                 (15,290)          90,324            5,974           64,124
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
    From net investment income                                           (8,890)         (15,048)          (1,933)          (1,691)
    From net realized gains                                                  --             (520)              --               --
    In excess of net realized gains                                          --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------

       Total Distributions Paid                                          (8,890)         (15,568)          (1,933)          (1,691)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (9,908)          80,499            6,599           63,468

NET ASSETS:
    Beginning of year                                                   348,741          268,242           63,468               --
-----------------------------------------------------------------------------------------------------------------------------------

    End of period                                                      $338,833         $348,741          $70,067          $63,468
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT INCOME                                       $455             $455              $--              $--
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             INTERMEDIATE
                                                                              TAX-EXEMPT
                                                                                 FUND
                                                                     ----------------------------
                                                                      SIX MONTHS
                                                                         ENDED            YEAR
                                                                       SEPT. 30,          ENDED
                                                                         2000            MARCH 31,
AMOUNTS IN THOUSANDS                                                  (UNAUDITED)         2000
--------------------                                                 -----------------------------
OPERATIONS:
    Net investment income                                               $13,975          $20,995
    Net realized gains (losses) on investments,
       forward foreign currency contracts and
       foreign currency transactions                                       (688)          (2,249)
    Net change in unrealized appreciation
       (depreciation) on investments and
       forward foreign currency contracts                                 8,636          (15,980)
---------------------------------------------------------------------------------------------------

       Net Increase in Net Assets
           Resulting from Operations                                     21,923            2,766
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                          32,848           97,338
    Shares issued upon conversion                                            --          363,331
    Shares from reinvestment of dividends                                   637            1,812
    Shares redeemed                                                     (58,871)        (109,074)
---------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
           Resulting from Capital Share
           Transactions                                                 (25,386)         353,407
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
    From net investment income                                          (13,975)         (20,995)
    From net realized gains                                                  --               --
    In excess of net realized gains                                          --             (696)
---------------------------------------------------------------------------------------------------

       Total Distributions Paid                                         (13,975)         (21,691)
---------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (17,438)         334,482

NET ASSETS:
    Beginning of year                                                   679,271          344,789
---------------------------------------------------------------------------------------------------

    End of period                                                      $661,833         $679,271
---------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT INCOME                                        $77              $77
---------------------------------------------------------------------------------------------------

(1) Commenced investment operations on October 1, 1999.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

                                                                              CALIFORNIA                          FLORIDA
                                                                             INTERMEDIATE                       INTERMEDIATE
                                                                              TAX-EXEMPT                         TAX-EXEMPT
                                                                                 FUND                               FUND
                                                                    -----------------------------      -----------------------------
                                                                      SIX MONTHS                         SIX MONTHS
                                                                         ENDED           PERIOD            ENDED            YEAR
                                                                       SEPT. 30,          ENDED          SEPT. 30,          ENDED
                                                                         2000           MARCH 31,          2000           MARCH 31,
AMOUNTS IN THOUSANDS                                                  (UNAUDITED)        2000(1)        (UNAUDITED)         2000
--------------------                                                -----------------------------      -----------------------------
OPERATIONS:
    Net investment income                                                $1,943           $1,929             $891           $1,508
    Net realized gains (losses) on investments,
       forward foreign currency contracts and
       foreign currency transactions                                       (109)              24              264             (748)
    Net change in unrealized appreciation
       (depreciation) on investments and
       forward foreign currency contracts                                 1,593              254              128             (620)
-----------------------------------------------------------------------------------------------------------------------------------

       Net Increase in Net Assets
           Resulting from Operations                                      3,427            2,207            1,283              140
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                           3,887           28,979            3,156           20,304
    Shares issued upon conversion                                            --           79,836               --               --
    Shares from reinvestment of dividends                                    81              105              141              395
    Shares redeemed                                                     (10,824)         (16,728)          (3,715)         (14,343)
-----------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
           Resulting from Capital Share
           Transactions                                                  (6,856)          92,192             (418)           6,356
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
    From net investment income                                           (1,943)          (1,929)            (891)          (1,508)
    From net realized gains                                                  --               --               --             (133)
    In excess of net realized gains                                          --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------

       Total Distributions Paid                                          (1,943)          (1,929)            (891)          (1,641)
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (5,372)          92,470              (26)           4,855

NET ASSETS:
    Beginning of year                                                    92,470               --           41,976           37,121
-----------------------------------------------------------------------------------------------------------------------------------

    End of period                                                       $87,098          $92,470          $41,950          $41,976
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT INCOME                                        $--              $--              $--             $--
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                 FIXED
                                                                                INCOME
                                                                                 FUND
                                                                    ------------------------------
                                                                      SIX MONTHS
                                                                         ENDED            YEAR
                                                                       SEPT. 30,          ENDED
                                                                         2000           MARCH 31,
AMOUNTS IN THOUSANDS                                                  (UNAUDITED)         2000
--------------------                                                ------------------------------
OPERATIONS:
    Net investment income                                               $20,405          $26,022
    Net realized gains (losses) on investments,
       forward foreign currency contracts and
       foreign currency transactions                                     (3,923)         (12,222)
    Net change in unrealized appreciation
       (depreciation) on investments and
       forward foreign currency contracts                                12,632           (4,337)
---------------------------------------------------------------------------------------------------

       Net Increase in Net Assets
           Resulting from Operations                                     29,114            9,463
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                          85,369          171,003
    Shares issued upon conversion                                            --          293,695
    Shares from reinvestment of dividends                                 1,558            4,430
    Shares redeemed                                                     (40,112)         (82,162)
---------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
           Resulting from Capital Share
           Transactions                                                  46,815          386,966
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
    From net investment income                                          (20,405)         (26,022)
    From net realized gains                                                  --           (2,081)
    In excess of net realized gains                                          --               --
---------------------------------------------------------------------------------------------------

       Total Distributions Paid                                         (20,405)         (28,103)
---------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  55,524          368,326

NET ASSETS:
    Beginning of year                                                   643,434          275,108
---------------------------------------------------------------------------------------------------

    End of period                                                      $698,958         $643,434
---------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT INCOME                                      $(179)           $(179)
---------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS

                                                                                                                  ARIZONA
                                                                               TAX-EXEMPT                        TAX-EXEMPT
                                                                                  FUND                              FUND
                                                                     ----------------------------      ---------------------------
                                                                      SIX MONTHS                        SIX MONTHS
                                                                         ENDED            YEAR             ENDED           PERIOD
                                                                       SEPT. 30,          ENDED          SEPT. 30,          ENDED
                                                                         2000           MARCH 31,          2000           MARCH 31,
AMOUNTS IN THOUSANDS                                                  (UNAUDITED)         2000          (UNAUDITED)        2000(1)
--------------------                                                 ----------------------------      ----------------------------
OPERATIONS:
    Net investment income                                               $12,599          $17,380           $1,467           $1,265
    Net realized gains (losses) on investments,
       forward foreign currency contracts and
       foreign currency transactions                                      2,975          (10,976)             215             (283)
    Net change in unrealized appreciation
       (depreciation) on investments and
       forward foreign currency contracts                                 3,825           (3,289)             675              634
    Net change in unrealized gains (losses)
       on translation of assets and liabilities
       denominated in foreign currencies                                     --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------

       Net Increase (Decrease) in Net Assets
           Resulting from Operations                                     19,399            3,115            2,357            1,616
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                          31,083           81,379           11,309           30,701
    Shares issued upon conversion                                            --          327,321               --           56,205
    Shares from reinvestment of dividends                                   388            1,671               46               24
    Shares redeemed                                                     (39,785)        (100,597)          (9,605)         (20,904)
-----------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
           Resulting from Capital Share
           Transactions                                                  (8,314)         309,774            1,750           66,026
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
    From net investment income                                          (12,599)         (17,380)          (1,467)          (1,265)
    From net realized gains                                                  --             (882)              --               --
-----------------------------------------------------------------------------------------------------------------------------------

       Total Distributions Paid                                         (12,599)         (18,262)          (1,467)          (1,265)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (1,514)         294,627            2,640           66,377

NET ASSETS:
    Beginning of year                                                   522,450          227,823           66,377               --
-----------------------------------------------------------------------------------------------------------------------------------

    End of period                                                      $520,936         $522,450          $69,017          $66,377
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT INCOME                                       $(66)            $(66)             $--              $--
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              CALIFORNIA
                                                                              TAX-EXEMPT
                                                                                 FUND
                                                                     ---------------------------
                                                                       SIX MONTHS
                                                                          ENDED           YEAR
                                                                        SEPT. 30,         ENDED
                                                                          2000          MARCH 31,
AMOUNTS IN THOUSANDS                                                  (UNAUDITED)         2000
--------------------                                                 ---------------------------
OPERATIONS:
    Net investment income                                                $2,801           $4,312
    Net realized gains (losses) on investments,
       forward foreign currency contracts and
       foreign currency transactions                                        (32)          (1,072)
    Net change in unrealized appreciation
       (depreciation) on investments and
       forward foreign currency contracts                                 3,087           (2,706)
    Net change in unrealized gains (losses)
       on translation of assets and liabilities
       denominated in foreign currencies                                     --               --
---------------------------------------------------------------------------------------------------

       Net Increase (Decrease) in Net Assets
           Resulting from Operations                                      5,856              534
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                          12,850           32,875
    Shares issued upon conversion                                            --           60,293
    Shares from reinvestment of dividends                                   337              875
    Shares redeemed                                                      (9,925)         (44,000)
---------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
           Resulting from Capital Share
           Transactions                                                   3,262           50,043
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
    From net investment income                                           (2,801)          (4,312)
    From net realized gains                                                  --             (167)
---------------------------------------------------------------------------------------------------

       Total Distributions Paid                                          (2,801)          (4,479)
---------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                   6,317           46,098

NET ASSETS:
    Beginning of year                                                   123,347           77,249
---------------------------------------------------------------------------------------------------

    End of period                                                      $129,664         $123,347
---------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT INCOME                                        $--              $--
---------------------------------------------------------------------------------------------------

             (1) Commenced investment operations on October 1, 1999.


SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

                                                                                 GLOBAL                          HIGH YIELD
                                                                              FIXED INCOME                       MUNICIPAL
                                                                                  FUND                             FUND
                                                                     ----------------------------      ----------------------------
                                                                      SIX MONTHS                        SIX MONTHS
                                                                        ENDED             YEAR             ENDED            YEAR
                                                                       SEPT. 30,          ENDED          SEPT. 30,          ENDED
                                                                         2000           MARCH 31,          2000           MARCH 31,
AMOUNTS IN THOUSANDS                                                  (UNAUDITED)         2000          (UNAUDITED)         2000
--------------------                                                 ----------------------------      ----------------------------
OPERATIONS:
    Net investment income                                                  $388             $712             $651             $829
    Net realized gains (losses) on investments,
       forward foreign currency contracts and
       foreign currency transactions                                       (569)          (1,272)            (310)            (351)
    Net change in unrealized appreciation
       (depreciation) on investments and
       forward foreign currency contracts                                  (482)            (436)             344           (1,266)
    Net change in unrealized gains (losses)
       on translation of assets and liabilities
       denominated in foreign currencies                                    (16)              14               --               --
-----------------------------------------------------------------------------------------------------------------------------------

       Net Increase (Decrease) in Net Assets
           Resulting from Operations                                       (679)            (982)             685             (788)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                           2,554            5,161            7,278           16,128
    Shares issued upon conversion                                            --            5,714               --               --
    Shares from reinvestment of dividends                                    --               39               44               49
    Shares redeemed                                                      (2,268)          (4,572)          (1,426)          (3,468)
-----------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
           Resulting from Capital Share
           Transactions                                                     286            6,342            5,896           12,709
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
    From net investment income                                               --             (515)            (651)            (836)
    From net realized gains                                                  --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------

       Total Distributions Paid                                              --             (515)            (651)            (836)
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (393)           4,845           5,930           11,085

NET ASSETS:
    Beginning of year                                                    19,130           14,285           21,118           10,033
-----------------------------------------------------------------------------------------------------------------------------------

    End of period                                                       $18,737          $19,130          $27,048          $21,118
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT INCOME                                      $(681)         $(1,069)             $--              $--
-----------------------------------------------------------------------------------------------------------------------------------


                                                                              HIGH YIELD
                                                                             FIXED INCOME
                                                                                 FUND
                                                                     ----------------------------
                                                                      SIX MONTHS
                                                                         ENDED            YEAR
                                                                       SEPT. 30,          ENDED
                                                                         2000           MARCH 31,
AMOUNTS IN THOUSANDS                                                  (UNAUDITED)         2000
--------------------                                                 ----------------------------

OPERATIONS:
    Net investment income                                                $9,540           $9,523
    Net realized gains (losses) on investments,
       forward foreign currency contracts and
       foreign currency transactions                                     (1,228)          (3,757)
    Net change in unrealized appreciation
       (depreciation) on investments and
       forward foreign currency contracts                                (7,634)          (6,180)
    Net change in unrealized gains (losses)
       on translation of assets and liabilities
       denominated in foreign currencies                                     --               --
---------------------------------------------------------------------------------------------------

       Net Increase (Decrease) in Net Assets
           Resulting from Operations                                        678             (414)
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                          50,565          159,272
    Shares issued upon conversion                                            --               --
    Shares from reinvestment of dividends                                 1,953            1,366
    Shares redeemed                                                     (16,128)         (25,996)
---------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
           Resulting from Capital Share
           Transactions                                                  36,390          134,642
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
    From net investment income                                           (9,540)          (9,582)
    From net realized gains                                                  --               --
---------------------------------------------------------------------------------------------------

       Total Distributions Paid                                          (9,540)          (9,582)
---------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  27,528          124,646

NET ASSETS:
    Beginning of year                                                   165,510           40,864
---------------------------------------------------------------------------------------------------

    End of period                                                      $193,038         $165,510
---------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT INCOME                                        $--              $--
---------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FIXED INCOME FUNDS

                                                                                     U.S. GOVERNMENT
                                                                                           FUND
                                                         --------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED               YEAR                YEAR                YEAR
                                                           SEPT. 30,             ENDED               ENDED               ENDED
                                                             2000              MARCH 31,           MARCH 31,           MARCH 31,
                                                          (UNAUDITED)            2000                1999                1998
------------------------------------------------------   --------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                            $9.72              $10.05              $10.20               $9.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                       0.25                0.47                0.50                0.54
   Net realized and unrealized gains
      (losses) on investments, forward foreign
      currency contracts and foreign currency
      transactions                                             0.15               (0.32)               0.10                0.32
-----------------------------------------------------------------------------------------------------------------------------------
      Total Income from Investment Operations                  0.40                0.15                0.60                0.86
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                                 (0.25)              (0.47)              (0.49)              (0.53)
   From net realized gains                                       --               (0.01)              (0.26)              (0.01)
   In excess of net realized gains                               --                  --                  --                  --
-----------------------------------------------------------------------------------------------------------------------------------
      Total Distributions Paid                                (0.25)              (0.48)              (0.75)              (0.54)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                $9.87               $9.72              $10.05              $10.20
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                4.20%               1.67%               6.01%               8.90%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period                 $338,833            $348,741            $268,242            $229,352
   Ratio to average net assets of (3):
      Expenses, net of waivers
         and reimbursements                                   0.90%                0.90%               0.90%               0.90%
      Expenses, before waivers
         and reimbursements                                   1.06%                1.07%               1.07%               1.07%
      Net investment income, net of waivers
         and reimbursements                                   5.18%                4.83%               4.73%               5.24%
      Net investment income, before waivers
         and reimbursements                                   5.02%                4.66%               4.56%               5.07%

   Portfolio Turnover Rate                                   15.65%               30.56%             123.75%              47.41%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                  U.S. GOVERNMENT
                                                                       FUND
                                                         ---------------------------------
                                                             YEAR                YEAR
                                                             ENDED               ENDED
                                                           MARCH 31,           MARCH 31,
                                                             1997                1996
------------------------------------------------------   ---------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                           $10.06               $9.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                       0.51                0.51
   Net realized and unrealized gains
      (losses) on investments, forward foreign
      currency contracts and foreign currency
      transactions                                            (0.11)               0.29
------------------------------------------------------------------------------------------
      Total Income from Investment Operations                  0.40                0.80
------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                                 (0.51)              (0.51)
   From net realized gains                                    (0.05)              (0.07)
   In excess of net realized gains                            (0.02)                 --
------------------------------------------------------------------------------------------
      Total Distributions Paid                                (0.58)              (0.58)
------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                $9.88              $10.06
------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                3.98%               7.65%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period                 $181,921            $149,062
   Ratio to average net assets of (3):
      Expenses, net of waivers
         and reimbursements                                    0.90%               0.90%
      Expenses, before waivers
         and reimbursements                                    1.09%               1.10%
      Net investment income, net of waivers
         and reimbursements                                    5.19%               5.07%
      Net investment income, before waivers
         and reimbursements                                    5.00%               4.87%

   Portfolio Turnover Rate                                    83.41%             112.00%
------------------------------------------------------------------------------------------

(1)  Commenced investment operations on October 1, 1999.
(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(3)  Annualized for periods less than one year.


SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

                                                                      SHORT-
                                                                   INTERMEDIATE                            INTERMEDIATE
                                                                 U.S. GOVERNMENT                            TAX-EXEMPT
                                                                       FUND                                    FUND
                                                         --------------------------------      ------------------------------------
                                                          SIX MONTHS                             SIX MONTHS
                                                             ENDED              PERIOD              ENDED                YEAR
                                                           SEPT. 30,             ENDED             SEPT. 30,             ENDED
                                                             2000              MARCH 31,             2000              MARCH 31,
                                                          (UNAUDITED)           2000(1)          (UNAUDITED)             2000
------------------------------------------------------   --------------------------------      ------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                            $9.89              $10.00               $9.93              $10.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                       0.29                0.27                0.21                0.39
   Net realized and unrealized gains
      (losses) on investments, forward foreign
      currency contracts and foreign currency
      transactions                                             0.09               (0.11)               0.12               (0.42)
-----------------------------------------------------------------------------------------------------------------------------------
      Total Income from Investment Operations                  0.38                0.16                0.33               (0.03)
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                                 (0.29)              (0.27)              (0.21)              (0.39)
   From net realized gains                                       --                  --                  --               (0.01)
   In excess of net realized gains                               --                  --                  --                  --
-----------------------------------------------------------------------------------------------------------------------------------
      Total Distributions Paid                                (0.29)              (0.27)              (0.21)              (0.40)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                $9.98               $9.89              $10.05               $9.93
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                3.84%               1.76%               3.34%              (0.14)%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period                  $70,067             $63,468            $661,833            $679,271
   Ratio to average net assets of (3):
      Expenses, net of waivers
         and reimbursements                                    0.90%               0.90%               0.85%               0.85%
      Expenses, before waivers
         and reimbursements                                    1.13%               1.24%               1.05%               1.06%
      Net investment income, net of waivers
         and reimbursements                                    5.74%               5.66%               4.18%               4.03%
      Net investment income, before waivers
         and reimbursements                                    5.51%               5.32%               3.98%               3.82%
   Portfolio Turnover Rate                                    58.99%              45.44%              21.70%              68.69%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                       INTERMEDIATE
                                                                                        TAX-EXEMPT
                                                                                           FUND
                                                         --------------------------------------------------------------------------
                                                             YEAR                YEAR                YEAR                YEAR
                                                            ENDED               ENDED                ENDED               ENDED
                                                           MARCH 31,           MARCH 31,           MARCH 31,           MARCH 31,
                                                             1999                1998                1997                1996
------------------------------------------------------   --------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                           $10.36              $10.07              $10.22              $10.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                       0.39                0.40                0.40                0.41
   Net realized and unrealized gains
      (losses) on investments, forward foreign
      currency contracts and foreign currency
      transactions                                             0.11                0.29               (0.06)               0.26
-----------------------------------------------------------------------------------------------------------------------------------
      Total Income from Investment Operations                  0.50                0.69                0.34                0.67
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                                 (0.39)              (0.40)              (0.40)              (0.41)
   From net realized gains                                    (0.11)                 --               (0.07)              (0.07)
   In excess of net realized gains                               --                  --               (0.02)                 --
-----------------------------------------------------------------------------------------------------------------------------------
      Total Distributions Paid                                (0.50)              (0.40)              (0.49)              (0.48)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                               $10.36              $10.36              $10.07              $10.22
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                4.88%               6.95%               3.39%               6.81%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period                 $344,789            $298,529            $264,630            $244,139
   Ratio to average net assets of (3):
      Expenses, net of waivers
         and reimbursements                                    0.85%               0.85%               0.85%               0.85%
      Expenses, before waivers
         and reimbursements                                    1.06%               1.07%               1.07%               1.08%
      Net investment income, net of waivers
         and reimbursements                                    3.76%               3.84%               3.90%               4.01%
      Net investment income, before waivers
         and reimbursements                                    3.55%               3.62%               3.68%               3.78%
   Portfolio Turnover Rate                                    54.03%              61.83%              61.39%             137.85%
-----------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS

                                                          CALIFORNIA                               FLORIDA
                                                         INTERMEDIATE                            INTERMEDIATE
                                                          TAX-EXEMPT                              TAX-EXEMPT
                                                             FUND                                    FUND
                                                  ------------------------- ---------------------------------------------------
                                                   SIX MONTHS                SIX MONTHS
                                                     ENDED        PERIOD        ENDED        YEAR         YEAR         YEAR
                                                    SEPT. 30,      ENDED      SEPT. 30,      ENDED        ENDED        ENDED
                                                      2000       MARCH 31,      2000       MARCH 31,    MARCH 31,    MARCH 31,
                                                   (UNAUDITED)    2000(1)    (UNAUDITED)     2000         1999         1998
-----------------------------------------------   ------------- ----------- ------------- -----------  -----------  -----------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                    $10.02      $10.00        $10.07       $10.47      $10.47        $10.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                0.22        0.20          0.22         0.38        0.39          0.40
   Net realized and unrealized gains (losses) on
      investments, forward foreign currency
      contracts and foreign currency transactions       0.17        0.02          0.09        (0.37)       0.16          0.44
--------------------------------------------------------------------------- ---------------------------------------------------

      Total Income from Investment Operations           0.39        0.22          0.31         0.01        0.55          0.84
--------------------------------------------------------------------------- ---------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                          (0.22)      (0.20)        (0.22)       (0.38)      (0.39)        (0.40)
   From net realized gains                                --          --            --        (0.03)      (0.16)           --
   In excess of net investment income                     --          --            --           --          --            --
   In excess of net realized gains                        --          --            --           --          --            --
--------------------------------------------------------------------------- ---------------------------------------------------
      Total Distributions Paid                         (0.22)      (0.20)        (0.22)       (0.41)      (0.55)        (0.40)
--------------------------------------------------------------------------- ---------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $10.19      $10.02        $10.16       $10.07      $10.47        $10.47
--------------------------------------------------------------------------- ---------------------------------------------------
TOTAL RETURN(3)                                         3.94%       2.37%         3.08%        0.30%       5.38%         8.51%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period           $87,098     $92,470       $41,950      $41,976     $37,121       $25,329
   Ratio to average net assets of (4):
      Expenses, net of waivers and reimbursements       0.85%       0.85%         0.85%        0.85%       0.85%         0.85%
      Expenses, before waivers and reimbursements       1.12%       1.16%         1.20%        1.24%       1.29%         1.41%
      Net investment income, net of waivers
         and reimbursements                             4.38%       4.37%         4.31%        3.84%       3.67%         3.86%
      Net investment income, before waivers
         and reimbursements                             4.11%       4.06%         3.96%        3.45%       3.23%         3.30%

   Portfolio Turnover Rate                             40.13%      31.29%        70.99%      133.01%      57.98%        46.12%
--------------------------------------------------------------------------- ---------------------------------------------------



                                                         PERIOD
                                                          ENDED
                                                        MARCH 31,
                                                         1997(2)
-----------------------------------------------------  -----------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                       $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.24
   Net realized and unrealized gains (losses) on
      investments, forward foreign currency
      contracts and foreign currency transactions          0.03
--------------------------------------------------------------------

      Total Income from Investment Operations              0.27
--------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                             (0.24)
   From net realized gains                                   --
   In excess of net investment income                        --
   In excess of net realized gains                           --
--------------------------------------------------------------------
      Total Distributions Paid                            (0.24)
--------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $10.03
--------------------------------------------------------------------
TOTAL RETURN(3)                                            2.63%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period              $14,807
   Ratio to average net assets of (4):
      Expenses, net of waivers and reimbursements          0.85%
      Expenses, before waivers and reimbursements          2.31%
      Net investment income, net of waivers
         and reimbursements                                3.84%
      Net investment income, before waivers
         and reimbursements                                2.38%

   Portfolio Turnover Rate                                50.77%
--------------------------------------------------------------------

(1) Commenced investment operations on October 1, 1999.
(2) Commenced investment operations on August 15, 1996.
(3) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(4) Annualized for periods less than a full year.


SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

                                                                                         FIXED
                                                                                        INCOME
                                                                                         FUND
                                                       ----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED        YEAR        YEAR         YEAR        YEAR         YEAR
                                                         SEPT. 30,      ENDED       ENDED        ENDED       ENDED        ENDED
                                                           2000       MARCH 31,   MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                        (UNAUDITED)     2000        1999         1998         1997         1996
-----------------------------------------------------  ------------- ----------- -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                         $9.62        $10.15      $10.42       $9.86       $10.10        $9.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                    0.29          0.54        0.54        0.59         0.57         0.58
   Net realized and unrealized gains (losses) on
      investments, forward foreign currency
      contracts and foreign currency transactions           0.12         (0.50)         --        0.56        (0.12)        0.50
-----------------------------------------------------------------------------------------------------------------------------------

      Total Income from Investment Operations               0.41          0.04        0.54        1.15         0.45         1.08
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                              (0.29)        (0.54)      (0.54)      (0.58)       (0.56)       (0.59)
   From net realized gains                                    --         (0.03)      (0.27)      (0.01)       (0.10)       (0.17)
   In excess of net investment income                         --            --          --          --        (0.01)          --
   In excess of net realized gains                            --            --          --          --        (0.02)          --
-----------------------------------------------------------------------------------------------------------------------------------
      Total Distributions Paid                             (0.29)        (0.57)      (0.81)      (0.59)       (0.69)       (0.76)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                             $9.74         $9.62      $10.15      $10.42        $9.86       $10.10
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                             4.39%         0.57%       5.18%      11.90%        4.59%       11.18%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period              $698,958      $643,434    $275,108    $181,917     $122,444     $101,339
   Ratio to average net assets of (4):
      Expenses, net of waivers and reimbursements           0.90%         0.90%       0.90%       0.90%        0.90%        0.90%
      Expenses, before waivers and reimbursements           1.05%         1.06%       1.08%       1.09%        1.12%        1.14%
      Net investment income, net of waivers
         and reimbursements                                 6.10%         5.66%       5.15%       5.71%        5.69%        5.79%
      Net investment income, before waivers
         and reimbursements                                 5.95%         5.50%       4.97%       5.52%        5.47%        5.55%

   Portfolio Turnover Rate                                 70.57%       105.70%      84.85%      33.55%       87.64%      116.22%
-----------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS

                                                                                          TAX-EXEMPT
                                                                                             FUND
                                                       ----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED        YEAR        YEAR         YEAR        YEAR         YEAR
                                                         SEPT. 30,      ENDED       ENDED        ENDED       ENDED        ENDED
                                                           2000       MARCH 31,   MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                        (UNAUDITED)     2000        1999         1998         1997         1996
-----------------------------------------------------  ------------- ----------- -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                           $9.99      $10.63      $10.73       $10.24       $10.35        $10.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                      0.24        0.45        0.45         0.47         0.50          0.48
   Net realized and unrealized gains (losses) on
      investments, forward foreign currency contracts
      and foreign currency transactions                       0.14       (0.62)       0.13         0.57        (0.06)         0.29
-----------------------------------------------------------------------------------------------------------------------------------
      Total Income (Loss) from Investment Operations          0.38       (0.17)       0.58         1.04         0.44          0.77
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                                (0.24)      (0.45)      (0.45)       (0.47)       (0.47)        (0.48)
   From net realized gains                                      --       (0.02)      (0.23)       (0.08)       (0.05)        (0.02)
   In excess of net investment income                           --          --          --           --        (0.03)           --
   In excess of net realized gains                              --          --          --           --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
      Total Distributions Paid                               (0.24)      (0.47)      (0.68)       (0.55)       (0.55)        (0.50)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                              $10.13       $9.99      $10.63       $10.73       $10.24        $10.35
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                               3.88%      (1.50)%      5.47%       10.39%        4.32%         7.80%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period                $520,936    $522,450    $227,823     $167,220     $136,372      $125,113
   Ratio to average net assets of (4):
      Expenses, net of waivers and reimbursements             0.85%       0.85%       0.85%        0.85%        0.85%         0.85%
      Expenses, before waivers and reimbursements             1.05%       1.07%       1.08%        1.09%        1.10%         1.10%
      Net investment income, net of waivers
         and reimbursements                                   4.84%       4.63%       4.13%        4.42%        4.61%         4.62%
      Net investment income, before waivers
         and reimbursements                                   4.64%       4.41%       3.90%        4.18%        4.36%         4.37%

   Portfolio Turnover Rate                                   59.89%     118.69%     140.39%       74.32%        8.10%        60.50%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                ARIZONA
                                                               TAX-EXEMPT
                                                                  FUND
                                                        -----------------------
                                                         SIX MONTHS
                                                           ENDED       PERIOD
                                                         SEPT. 30,      ENDED
                                                           2000       MARCH 31,
                                                        (UNAUDITED)    2000(1)
-----------------------------------------------------   -----------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                         $10.03      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                     0.22        0.20
   Net realized and unrealized gains (losses) on
      investments, forward foreign currency contracts
      and foreign currency transactions                      0.13        0.03
-------------------------------------------------------------------------------
      Total Income (Loss) from Investment Operations         0.35        0.23
-------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                               (0.22)      (0.20)
   From net realized gains                                     --          --
   In excess of net investment income                          --          --
   In excess of net realized gains                             --          --
-------------------------------------------------------------------------------
      Total Distributions Paid                              (0.22)      (0.20)
-------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                             $10.16      $10.03
-------------------------------------------------------------------------------
TOTAL RETURN(3)                                              3.57%       2.43%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period                $69,017     $66,377
   Ratio to average net assets of (4):
      Expenses, net of waivers and reimbursements            0.85%       0.85%
      Expenses, before waivers and reimbursements            1.16%       1.23%
      Net investment income, net of waivers
         and reimbursements                                  4.44%       4.28%
      Net investment income, before waivers
         and reimbursements                                  4.13%       3.90%

   Portfolio Turnover Rate                                  47.45%      29.85%
-------------------------------------------------------------------------------

(1) Commenced investment operations on October 1, 1999.
(2) Commenced investment operations on April 8, 1997.
(3) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(4) Annualized for periods less than a full year.


SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report


                                                                               CALIFORNIA
                                                                               TAX-EXEMPT
                                                                                  FUND
                                                          ----------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED         YEAR         YEAR        PERIOD
                                                            SEPT. 30,       ENDED        ENDED        ENDED
                                                              2000        MARCH 31,    MARCH 31,    MARCH 31,
                                                           (UNAUDITED)      2000         1999        1998(2)
-----------------------------------------------------     -------------  -----------  -----------  -----------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                             $10.32       $10.89       $10.76      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.23         0.43         0.43        0.41
   Net realized and unrealized gains (losses) on
      investments, forward foreign currency contracts
      and foreign currency transactions                          0.25        (0.55)        0.23        0.76
--------------------------------------------------------------------------------------------------------------
      Total Income (Loss) from Investment Operations             0.48        (0.12)        0.66        1.17
--------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                                   (0.23)       (0.43)       (0.43)      (0.41)
   From net realized gains                                         --        (0.02)       (0.10)         --
   In excess of net investment income                              --           --           --          --
   In excess of net realized gains                                 --           --           --          --
--------------------------------------------------------------------------------------------------------------
      Total Distributions Paid                                  (0.23)       (0.45)       (0.53)      (0.41)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                 $10.57       $10.32       $10.89      $10.76
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                  4.74%       (0.93)%       6.20%      11.86%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period                   $129,664     $123,347      $77,249     $39,943
   Ratio to average net assets of (4):
      Expenses, net of waivers and reimbursements                0.85%        0.85%        0.85%       0.85%
      Expenses, before waivers and reimbursements                1.09%        1.10%        1.17%       1.60%
      Net investment income, net of waivers
         and reimbursements                                      4.48%        4.35%        3.87%       4.01%
      Net investment income, before waivers
         and reimbursements                                      4.24%        4.10%        3.55%       3.26%

   Portfolio Turnover Rate                                      19.47%       67.91%       62.55%      22.22%
--------------------------------------------------------------------------------------------------------------


                                                                                         GLOBAL
                                                                                         FIXED
                                                                                         INCOME
                                                                                          FUND
                                                        ------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED         YEAR         YEAR        YEAR       YEAR       YEAR
                                                          SEPT. 30,       ENDED        ENDED       ENDED      ENDED      ENDED
                                                            2000        MARCH 31,    MARCH 31,   MARCH 31,  MARCH 31,  MARCH 31,
                                                         (UNAUDITED)      2000         1999        1998       1997        1996
-----------------------------------------------------   -------------  -----------  ----------- ---------- ---------- ----------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                         $9.56        $10.38        $9.85      $10.08       $10.62     $10.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                    0.20         (0.25)        0.38        0.43         0.56       0.78
   Net realized and unrealized gains (losses) on
      investments, forward foreign currency contracts
      and foreign currency transactions                    (0.54)        (0.28)        0.58        0.02        (0.40)     (0.16)
--------------------------------------------------------------------------------------------------------------------------------
      Total Income (Loss) from Investment Operations       (0.34)        (0.53)        0.96        0.45         0.16       0.62
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                                 --            --        (0.32)      (0.59)       (0.58)     (0.62)
   From net realized gains                                    --            --        (0.07)      (0.09)       (0.11)     (0.02)
   In excess of net investment income                         --         (0.29)          --          --           --         --
   In excess of net realized gains                            --            --        (0.04)         --        (0.01)        --
--------------------------------------------------------------------------------------------------------------------------------
      Total Distributions Paid                                --         (0.29)       (0.43)      (0.68)       (0.70)     (0.64)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                             $9.22         $9.56       $10.38       $9.85       $10.08     $10.62
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                            (3.56)%       (5.11)%       9.68%       4.61%        1.39%      5.84%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period               $18,737       $19,130      $14,285     $13,675      $16,426    $15,665
   Ratio to average net assets of (4):
      Expenses, net of waivers and reimbursements           1.15%         1.15%        1.15%       1.15%        1.15%      1.15%
      Expenses, before waivers and reimbursements           1.72%         1.81%        1.96%       1.87%        1.96%      2.00%
      Net investment income, net of waivers
         and reimbursements                                 4.12%         4.06%        4.69%       4.98%        5.49%      5.75%
      Net investment income, before waivers
         and reimbursements                                 3.55%         3.40%        3.88%       4.26%        4.68%      4.90%

   Portfolio Turnover Rate                                103.98%        90.69%       16.49%      30.26%       37.76%     52.05%
--------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS

                                                                                                           HIGH YIELD
                                                                     HIGH YIELD                              FIXED
                                                                      MUNICIPAL                              INCOME
                                                                        FUND                                  FUND
                                                       -------------------------------------  -------------------------------------
                                                        SIX MONTHS                             SIX MONTHS
                                                           ENDED        YEAR       PERIOD         ENDED        YEAR       PERIOD
                                                         SEPT. 30,      ENDED       ENDED       SEPT. 30,      ENDED       ENDED
                                                           2000       MARCH 31,   MARCH 31,       2000       MARCH 31,   MARCH 31,
                                                        (UNAUDITED)     2000       1999(1)     (UNAUDITED)     2000       1999(1)
-----------------------------------------------------  ------------- ----------- -----------  ------------- ----------- -----------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                           $9.01      $10.01       $10.00         $9.30       $10.10      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                     0.25        0.44         0.05          0.48         0.85        0.11
    Net realized and unrealized gains (losses) on
       investments, forward foreign currency
       contracts and foreign currency transactions            0.01       (0.99)          --         (0.44)       (0.79)       0.08
--------------------------------------------------------------------------------------------  -------------------------------------
       Total Income (Loss) from Investment Operations         0.26       (0.55)        0.05          0.04         0.06        0.19
--------------------------------------------------------------------------------------------  -------------------------------------

LESS DISTRIBUTIONS PAID:
    From net investment income                               (0.25)      (0.45)       (0.04)        (0.48)       (0.86)      (0.09)
--------------------------------------------------------------------------------------------  -------------------------------------

NET ASSET VALUE, END OF PERIOD                               $9.02       $9.01       $10.01         $8.86        $9.30      $10.10
--------------------------------------------------------------------------------------------  -------------------------------------
TOTAL RETURN(2)                                               2.91%      (5.40)%       0.57%         0.45%        0.80%       2.06%

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, in thousands, end of year                  $27,048     $21,118      $10,033      $193,038     $165,510     $40,864
    Ratio to average net assets of (3):
       Expenses, net of waivers and reimbursements            0.85%       0.85%        0.85%         0.90%        0.90%       0.90%
       Expenses, before waivers and reimbursements            1.37%       1.46%        5.60%         1.06%        1.12%       2.18%
       Net investment income, net of waivers
           and reimbursements                                 5.52%       5.12%        2.92%        10.61%        9.55%       6.78%
       Net investment income (loss), before waivers
           and reimbursements                                 5.00%       4.51%       (1.83)%       10.45%        9.33%       5.50%

    Portfolio Turnover Rate                                   9.99%      21.69%        0.00%        48.36%       87.92%       0.00%
--------------------------------------------------------------------------------------------  -------------------------------------

(1) Commenced investment operations after the close of business on December 31, 1998.
(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(3) Annualized for periods less than a full year.


SEE NOTES TO THE FINANCIAL INSTITUTION STATEMENTS.
                                                   16

                                   NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

U.S. GOVERNMENT FUND

PRINCIPAL
AMOUNT                                                        VALUE
(000S)                                                       (000S)
-------------------------------------------------------------------
            U.S. GOVERNMENT
            AGENCIES - 72.6%

            FANNIE MAE - 18.8%
$18,500     5.625%, 3/15/01                                $ 18,387
 29,050     5.25%, 1/15/03                                   28,269
 10,000     5.625%, 5/14/04                                   9,697
  7,500     6.00%, 5/15/08                                    7,165
                                                           --------
                                                             63,518
                                                           --------
            FANNIE MAE REMIC TRUST - 15.6%
 10,000     Series 1997-M5, Class C,
            6.74%, 8/25/07                                    9,766
 10,264     Series 1998-24, Class QB,
            6.00%, 9/18/12                                   10,213
 17,239     Pool #440700,
            6.00%, 11/1/28                                   16,123
 17,719     Pool #452421,
            6.00%, 12/1/28                                   16,573
                                                           --------
                                                             52,675
                                                           --------
            FEDERAL HOME LOAN BANK - 8.9%
 30,000     FHLB Note, 6.875%, 7/18/02                       30,173
                                                           --------
            FREDDIE MAC - 12.0%
 18,500     Series 2028, Class PE,
            6.00%, 11/15/21                                  17,916
  1,048     Pool #410092,
            7.69%, 11/1/24                                    1,061
  9,421     Pool #G00767,
            7.50%, 8/1/27                                     9,430
 13,242     Pool #C18079,
            6.00%, 11/1/28                                   12,377
                                                           --------
                                                             40,784
                                                           --------
            FREDDIE MAC MTN - 13.5%
 18,500     5.75%, 7/15/03                                   18,136
 28,000     6.625%, 9/15/09                                  27,667
                                                           --------
                                                             45,803
                                                           --------
            GINNIE MAE - 1.5%
    206     Pool #268360, 10.00%, 4/15/19                       221
    257     Pool #270288, 10.00%, 6/15/19                       275
$    50     Pool #270297, 10.00%, 6/15/19                  $     54
     71     Pool #302836, 10.00%, 2/15/21                        76
  4,748     Pool #476998, 6.50%, 7/15/29                      4,573
                                                           --------
                                                              5,199
                                                           --------

            TENNESSEE VALLEY AUTHORITY - 2.3%
  8,000     Series B, Putable 7/15/01,
            6.23%, 7/15/45                                    7,954
                                                           --------

            Total U.S. Government Agencies
            (cost $250,847)                                 246,106
                                                           --------


            U.S. GOVERNMENT
            OBLIGATIONS - 22.2%

            U.S. TREASURY NOTES
 16,940     6.625%, 7/31/01                                  16,977
 17,315     5.75%, 8/15/03                                   17,218
 38,500     7.50%, 2/15/05                                   40,817
                                                           --------
                                                             75,012
                                                           --------

            Total U.S. Government Obligations
            (cost $76,152)                                   75,012
                                                           --------

            SHORT-TERM INVESTMENTS - 4.5%

 11,543     Student Loan Marketing Association
            Discount Note
            6.28% 10/2/00                                    11,541
  3,657     Tennessee Valley Authority Discount Note
             6.28% 10/2/00                                    3,656
                                                           --------

            Total Short-term Investments
            (cost $15,197)                                   15,197
                                                           --------

            Total Investments - 99.3%
            (cost $342,196)                                 336,315

            Other Assets less Liabilities - 0.7%              2,518
                                                           --------

            NET ASSETS - 100.0%                            $338,833
                                                           ========


SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

PRINCIPAL
AMOUNT                                                        VALUE
(000S)                                                       (000S)
-------------------------------------------------------------------

            CORPORATE BOND - 2.9%
            (cost $2,025)

$ 2,030     Inter-American Development Bank
            7.00%, 6/16/03                                 $  2,053
                                                           --------

            U.S. GOVERNMENT AGENCIES - 47.3%

            FANNIE MAE - 3.0%
  2,200     5.125%, 2/13/04                                   2,105
                                                           --------

            FANNIE MAE REMIC TRUST - 12.3%
  1,341     Series 1997-M1, Class A,
            6.50%, 1/17/03                                    1,337
  1,446     Series 1998-24, Class QB
            6.00%, 9/18/12                                    1,438
  3,094     Pool #440700,
            6.00%, 11/1/28                                    2,894
  3,180     Pool #452421,
            6.00%, 12/1/28                                    2,975
                                                           --------
                                                              8,644
                                                           --------
            FEDERAL HOME LOAN BANK - 13.3%
  6,200     6.875%, 7/18/02                                   6,236
  3,050     7.25%, 5/15/03                                    3,098
                                                           --------
                                                              9,334
                                                           --------
            FREDDIE MAC - 8.7%
  3,250     Series 2028, Class-PE,
            6.00%, 11/15/21                                   3,147
    251     Pool #410092,
            7.22%, 11/1/24                                      254
  1,728     Pool #G00767,
            7.50%, 8/1/27                                     1,729
  1,025     Pool #C18035,
            6.00%, 11/1/28                                      958
                                                           --------
                                                              6,088
                                                           --------

            FREDDIE MAC MTN - 6.4%
  3,250     6.25%, 10/15/02                                   3,234
  1,250     5.75%, 7/15/03                                    1,225
                                                           --------
                                                              4,459
                                                           --------
            TENNESSEE VALLEY AUTHORITY - 3.6%
$ 2,500     Series B, Putable 7/15/01,
            6.24%, 7/15/45                                 $  2,486
                                                           --------
            Total U.S. Government Agencies
            (cost $33,542)                                   33,116
                                                           --------

            U.S. GOVERNMENT
            OBLIGATIONS - 42.1%

            U.S. TREASURY NOTES
  1,000     6.625%, 7/31/01                                   1,002
  3,000     8.00%, 5/15/01                                    3,030
  5,500     5.625%, 9/30/01                                   5,464
  8,500     7.50%, 11/15/01                                   8,609
  8,500     5.75%, 10/31/02                                   8,459
  2,950     5.75%, 8/15/03                                    2,933
                                                           --------
            Total U.S. Government Obligations
            (cost $29,309)                                   29,497
                                                           --------
            SHORT-TERM INVESTMENT - 6.1%
            (cost $4,293)

  4,294     Student Loan Marketing Association
            Discount Note
            6.28%, 10/2/00                                    4,293
                                                           --------
            Total Investments - 98.4%
            (cost $69,169)                                   68,959

            Other Assets less Liabilities - 1.6%              1,108
                                                           --------

            NET ASSETS - 100.0%                             $70,067
                                                           ========


SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

INTERMEDIATE TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS - 98.3%

              ALASKA - 1.1%
   $   500    Alaska State Housing Financial Corp.
              Revenue Bond, Series B-2, State Capital
              Project (MBIA Insured),
              5.125%, 12/1/03                                      $      507
              North Slope Borough Capital Appreciation
              G.O. Refunding Bond (MBIA Insured),
     3,000    Series A, 0.00%, 6/30/01                                  2,897
     2,200    Series A, 0.00%, 6/30/01                                  2,125
     2,000    Series B, 0.00%, 6/30/01                                  1,932
                                                                   ----------
                                                                        7,461
                                                                   ----------

              ARIZONA - 2.9%
              Arizona Agriculture Improvement and
              Power Distribution Electrical Systems
              Revenue Refunding Bond, Salt River Project
     1,000    Series A, 5.50%, 1/1/05                                   1,034
     2,160    Series A, 6.00%, 1/1/05                                   2,272
     5,000    Arizona State Transportation Board Highway
              Revenue Bond, 5.75%, 7/1/17                               5,138
     2,000    Maricopa County Unified School District
              No. 11 Peoria G.O. Bond, 5.60%, 7/1/07                    2,076
     5,000    Mesa City Project of 1987 G.O. Bond
              (MBIA Insured), Prerefunded,
              5.70%, 7/1/03                                             5,220
     3,500    Phoenix City G.O. Refunding Bond,
              Series A, 4.90%, 7/1/02                                   3,530
                                                                   ----------
                                                                       19,270
                                                                   ----------

              CALIFORNIA - 2.2%
     5,000    ABAG Financial Authority for Nonprofit
              Corps. Multifamily Revenue Refunding
              Bond, Series B, United Dominion,
              6.25%, Mandatory Put 8/15/08                              5,126
     3,110    California State G.O. Bond
              (AMBAC Insured), 5.00%, 10/1/18                           3,017

   $ 5,500    California Statewide Communities
              Development Authority Revenue
              Refunding Bond, Series A-2, Irvine
              Apartment Communities,
              4.90%, Mandatory Put 5/15/08                         $    5,356
     1,000    Foothill/Eastern Transportation Corridor
              Agency Toll Road Senior Lien Revenue
              Bond, Series A, 0.00%, 1/1/05                               826
                                                                   ----------
                                                                       14,325
                                                                   ----------

              COLORADO - 6.7%
     1,180    Arapahoe County Capital
              Improvement Trust Fund Highway
              Revenue Bond, Series E-470, Prerefunded,
              6.95%, 8/31/05                                            1,328
     5,040    Arapahoe County School District No. 5
              Cherry Creek G.O. Refunding Bond,
              Series A, 5.25%, 12/15/04                                 5,145
              Denver City & County Airport
              Revenue Bond, (MBIA Insured),
     1,190    Series E, 5.125%, 11/15/15                                1,151
     5,000    Series B, 5.00%, 11/15/25                                 4,432
     3,700    Highlands Ranch Metropolitan District
              No. 2 G.O. Bond (FSA Insured),
              5.00%, 6/15/16                                            3,499
     5,750    Jefferson County School District
              No. R-001 G.O. Bond, Series A
              (FGIC Insured), 6.00%, 12/15/05                           6,102
              Metropolitan Football Stadium District
              Sales TRB (MBIA Insured),
    20,000    Series B, 0.00%, 1/1/04                                  17,100
     5,000    Series A, 0.00%, 1/1/07                                   3,669
     2,000    Metropolitan Wastewater Reclamation
              District Gross Revenue Refunding Bond,
              Series B (MBIA Insured),
              6.75%, 4/1/03                                             2,103
                                                                   ----------
                                                                       44,529
                                                                   ----------

              CONNECTICUT - 0.9%
     6,000    Connecticut State Special Tax Obligation
              Transportation Infrastructure Revenue
              Bond, Series B (FSA Insured),
              5.50%, 11/1/05                                            6,256
                                                                   ----------


                       SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS - 98.3% (CONT'D.)

              DISTRICT OF COLUMBIA - 1.1%
              District of Columbia G.O. Bond
              (FSA Insured)
   $ 1,500    Series B, 5.50%, 6/1/08                              $    1,559
     3,670    Series A, 5.50%, 6/1/11                                   3,777
     1,700    District of Columbia Revenue Bond,
              Georgetown University (MBIA Insured),
              4.70%, 4/1/06                                             1,691
                                                                   ----------
                                                                        7,027
                                                                   ----------

              FLORIDA - 3.6%
     1,000    Broward County School District G.O. Bond
              6.00%, 2/15/06                                            1,036
     3,375    Dade County Water and Sewer System
              Revenue Bond (FGIC Insured),
              6.25%, 10/1/06                                            3,651
     3,000    Florida State Division Bond Finance
              Department General Services Revenue Bond,
              Environmental Protection Preservation 2000
              (AMBAC Insured), 5.50%, 7/1/07                            3,120
     2,500    Florida State Division Bond Finance
              Department General Services Revenue Bond,
              Environmental Protection Preservation 2000
              (FGIC Insured), 4.375%, 7/1/09                            2,397
     1,000    Heritage Palms Community Development
              District Capital Improvement Revenue Bond,
              6.25%, 11/1/04                                            1,000
              Inland Protection Financing Corp. Special
              Obligation Revenue Bond (FSA Insured),
       730    Escrowed to Maturity, 5.00%, 1/1/04                         740
       270    Unrefunded Balance, 5.00%, 1/1/04                           274
     5,000    Jacksonville Electric Authority Revenue
              Refunding Bond, St. John's River Power
              System, 6.50%, 10/1/01                                    5,083
     5,000    Venice City Health Facilities Revenue
              Bond, Venice Hospital, Inc. Project,
              Prerefunded, 6.00%, 12/1/04                               5,353
   $ 1,000    Vista Lakes Community Development
              District Capital Improvement Revenue Bond,
              Series B, 6.35%, 5/1/05                              $      999
                                                                   ----------
                                                                       23,653
                                                                   ----------

              GEORGIA - 4.3%
     2,500    Atlanta City Airport Facilities Revenue
              Refunding Bond (AMBAC Insured),
              6.00%, 1/1/04                                             2,602
     5,000    Fulton County Facilities Corp. COP Bond,
              Fulton County Public Purpose Project,
              5.50%, 11/1/18                                            4,955
              Georgia Municipal Electric Authority Power
              Revenue Bond, (MBIA Insured),
     1,155    Series Z, Escrowed to Maturity, Prerefunded,
              4.90%, 1/1/03                                             1,164
     3,845    Series Z, Unrefunded Balance,
              4.90%, 1/1/03                                             3,870
              Georgia Municipal Electric Authority
              Revenue Bond,
    10,000    Series CC, 4.60%, 1/1/03                                  9,993
     2,000    Series W, 6.40%, 1/1/07                                   2,162
     1,000    Municipal Electric Authority of Georgia
              General Resolution Project Revenue Bond,
              Series A (MBIA Insured),
              6.00%, 1/1/07                                             1,062
     2,805    Municipal Electric Authority of Georgia
              Revenue Bond, Series B, Project One
              (AMBAC Insured), 6.00%, 1/1/05                            2,942
                                                                   ----------
                                                                       28,750
                                                                   ----------

              HAWAII - 0.3%
     1,870    Hawaii G.O. Bond Series CT,
              5.25%, 9/1/05                                             1,917
                                                                   ----------

              ILLINOIS - 8.7%
              Champaign County Community Unified
              School District No. 116 Urbana G.O.Bond,
              Series C (FGIC Insured),
     3,395    0.00%, 1/1/06                                             2,616
     1,065    0.00%, 1/1/07                                               780
     2,760    0.00%, 1/1/08                                             1,917
       850    0.00%. 1/1/11                                               492

                       SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
   $ 6,000    Chicago Central Loop Redevelopment Tax
              Allocation Bond (AMBAC Insured),
              5.25%, 6/1/06                                        $    6,144
     3,895    Chicago City Board of Education Capital
              Appreciation School Reform-B-1 G.O. Bond
              (FGIC Insured), 0.00%, 12/1/09                            2,417
     3,000    Chicago City G.O. Bond (AMBAC Insured),
              Prerefunded, 5.90%, 7/1/05                                3,208
     5,480    Chicago City Park District Parking Facility
              Revenue Bond (ACA Insured), 6.25%, 1/1/15                 5,670
     4,000    Chicago City Public Building Commission
              Revenue Bond, Series C (FGIC Insured),
              5.375%, 2/1/05                                            4,106
     1,000    Chicago City Wastewater Transmission
              Revenue Bond (FGIC Insured),
              Prerefunded, 6.30%, 1/1/03                                1,055
              Chicago City Wastewater Transmission
              Revenue Bond (MBIA Insured),
     1,000    6.00%, 1/1/14                                             1,055
     1,000    6.00%, 1/1/15                                             1,051
     2,000    Illinois Development Finance Authority
              Solid Waste Disposal
              Disposal Revenue Bond (AMT), Waste
              Management, Inc. Project, 5.05%, 1/1/10                   1,754
     1,750    Illinois Educational Facilities Authority
              Revenue Bond, The Art Institute of Chicago,
              4.75%, 3/1/30                                             1,729
              Illinois Educational Facilities Authority
              Revenue Bond, Northwestern University,
     2,550    4.80%, Mandatory Put 11/1/06                              2,551
     3,300    4.95%, Mandatory Put 11/1/08                              3,302
     2,500    Illinois Educational Facilities Authority
              Revenue Bond, Series A (AMBAC Insured),
              4.625%, Mandatory Put 9/1/04                              2,448
     4,000    Illinois Regional Transportation Authority
              Revenue Bond, Series A (AMBAC Insured),
              Prerefunded, 6.30%, 6/1/04                                4,298
     2,500    Illinois Sports Facility Revenue Bond,
              Series A (MBIA Insured) (AMT),
              5.00%, 6/15/09                                            2,489
              Illinois State Development Financing
              Authority Economic Development Revenue
              Bond, Latin School of Chicago Project
   $   500    5.60%, 8/1/18                                        $      464
     1,000    5.65%, 8/1/28                                               896
     1,000    Illinois State Sales Tax Revenue Bond,
              6.00%, 6/15/06                                            1,061
     2,530    Illinois State School District Capital
              Appreciation Revenue Bond, Project 304
              (FSA Insured), 0.00%, 1/1/07                              1,853
              Illinois State Toll Highway Authority
              Revenue Refunding Bond, Series A,
     2,000    4.75%, 1/1/02                                             2,006
     2,000    (FGIC Insured), 5.50%, 1/1/04                             2,052
                                                                   ----------
                                                                       57,414
                                                                   ----------

              INDIANA - 0.5%
     1,500    Indiana Transportation Financing Authority
              Airport Facilities Lease Revenue Refunding
              Bond, Series A (AMBAC Insured),
              6.00%, 11/1/11                                            1,625
     1,500    Tippecanoe County School Building
              Revenue Bond (MBIA Insured),
              5.50%, 7/15/01                                            1,513
                                                                   ----------
                                                                        3,138
                                                                   ----------

              IOWA - 1.3%
     5,000    Chillicothe PCR Refunding Bond, IES
              Utilities, Inc. Project,
              4.25%, Mandatory Put 11/1/03                              4,808
     3,610    Iowa Financing Authority Hospital Facility
              Revenue Bond, Mercy Medical Center
              Project (FSA Insured), 6.00%, 8/15/15                     3,757
                                                                   ----------
                                                                        8,565
                                                                   ----------

              KENTUCKY - 1.4%
     2,665    Carrollton & Henderson County Public
              Energy Authority Gas Revenue Bond,
              Series A (FSA Insured), 4.00%, 1/1/05                     2,419
     3,035    Jefferson County Kentucky G.O.
              Bond, Series B (FSA Insured),
              0.00%, 8/15/03                                            2,648

                       SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS - 98.3% (CONT'D.)

              KENTUCKY - 1.4% (CONT'D.)
   $ 1,380    Kentucky Economic Finance Authority
              Revenue Bond, Series A, Catholic Health
              Project, 5.50%, 12/1/05                              $    1,419
     2,850    Kentucky State Turnpike Authority
              Economic Development Road Revenue
              Refunding Bond, Revitalization Project,
              5.50%, 1/1/01                                             2,857
                                                                   ----------
                                                                        9,343
                                                                   ----------

              LOUISIANA - 0.4%
     3,030    St. Charles Parish PCR Refunding Bond,
              Union Carbide Corp. Project,
              5.10%, 1/1/12                                             2,806
                                                                   ----------

              MAINE - 0.6%
     4,000    Maine Governmental Facilities Authority
              Lease Rent Revenue Bond,
              (AMBAC Insured),
              5.50%, 10/1/19                                            3,935
                                                                   ----------

              MARYLAND - 1.3%
     3,660    Baltimore Revenue Exchanged Bond,
              Series A, (FGIC Insured),
              5.90%, 7/1/09                                             3,950
     3,500    Maryland State & Local Facilities Loan
              G.O. Bond, Third Series,
              5.60%, 10/15/05                                           3,642
     1,000    Montgomery County G.O. Bond,
              8.60%, 5/1/03                                             1,100
                                                                   ----------
                                                                        8,692
                                                                   ----------

              MASSACHUSETTS - 3.6%
     3,000    Massachusetts State Consolidated Loan,
              Series B, 5.75%, 6/1/10                                   3,199
     1,735    Massachusetts State Health & Educational
              Facilities Authority Revenue Bond, Series A,
              Caregroup, Inc. (MBIA Insured),
              5.00%, 7/1/05                                             1,758
     3,625    Massachusetts State Health & Educational
              Facilities Authority Revenue Bond,
              Series B, Partners Healthcare Systems,
              5.25%, 7/1/12                                             3,547

   $ 1,915    Massachusetts State Health & Educational
              Facilities Authority Revenue Bond, Series F,
              South Shore Hospital, 5.00%, 7/1/07                  $    1,850
     2,625    Massachusetts State Municipal Wholesale
              Electric Co. and Power Supply System
              Revenue Bond (AMBAC Insured),
              5.10%, 7/1/07                                             2,679
    10,000    Massachusetts State Water Reserve Authority
              General Revenue Bond, Series A,
              Prerefunded,
              6.50%, 7/15/02                                           10,539
                                                                   ----------
                                                                       23,572
                                                                   ----------

              MICHIGAN - 2.0%
              Detroit City G.O. Bond, Self-Insurance
              Project
     2,925    Series A, 5.60%, 5/1/01                                   2,941
     1,000    Series A, 5.70%, 5/1/02                                   1,012
     9,000    Michigan State Hospital Financing Authority
              Revenue Bond, Series A, Ascension Health
              Credit (MBIA Insured),
              6.00%, 11/15/13                                           9,409
                                                                   ----------
                                                                       13,362
                                                                   ----------

              MISSISSIPPI - 1.5%
              Mississippi State G.O. Bond,
     2,110    Series E, 5.00%, 9/1/03                                   2,136
     2,500    Series B, Refunding Bond, 5.50%, 11/15/04                 2,584
     4,750    Refunding Bond, 6.05%, 8/15/03                            4,933
                                                                   ----------
                                                                        9,653
                                                                   ----------

              MISSOURI - 0.5%
     2,000    Missouri State G.O. Bond, Series A,
              7.00%, 4/1/03                                             2,122
     1,000    St. Louis City Airport Revenue Bond,
              6.25%, 1/1/02                                             1,011
                                                                   ----------
                                                                        3,133
                                                                   ----------

              NEBRASKA - 2.7%
              American Public Energy Agency Gas
              Supply Revenue Bond, Series C, Nebraska
              Public Gas Agency
     3,350    (AMBAC Insured), 4.00%, 9/1/06                            2,986
     5,500    (AMBAC Insured), 4.30%, 3/1/11                            4,642
    11,625    (MBIA Insured), 4.00%, 9/1/08                            10,003
                                                                   ----------
                                                                       17,631
                                                                   ----------

                       SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              NEVADA - 0.6%
   $ 3,000    Clark County Passenger Facility
              Charge Revenue Refunding Bond,
              Las Vegas McCarran International
              (MBIA Insured),
              5.375%, 7/1/13                                       $    3,028
     1,000    Nevada State Bank Municipal G.O. Bond,
              Project No. 3-C, Escrowed to Maturity,
              7.625%, 5/1/01                                            1,013
                                                                   ----------
                                                                        4,041
                                                                   ----------

              NEW JERSEY - 4.2%
     1,375    New Jersey Economic Development
              Authority Revenue Bond, Series A,
              Transportation Project (FSA Insured),
              5.00%, 5/1/05                                             1,401
              New Jersey Health Care Facilities
              Financing Authority
              Palisades Medical Center Obligation Group
              Revenue Bond (ACA Insured),
     1,770    5.125%, 7/1/14                                            1,645
     1,000    5.20%, 7/1/19                                               897
    10,940    New Jersey State G.O. Bond, Series E,
              5.00%, 7/15/04                                           11,128
              New Jersey State Transportation Corp.
              Capital Grant Anticipated Notes, Series A,
     5,000    5.00%, 2/1/02                                             5,005
     7,500    5.125%, 2/1/04                                            7,505
                                                                   ----------
                                                                       27,581
                                                                   ----------

              NEW MEXICO - 1.2%
     5,250    Santa Fe City Gross Receipts Tax
              Revenue Bond, 6.00%, 6/1/11                               5,567
     2,000    Santa Fe City Revenue Bond, Series A
              (AMBAC Insured), Prerefunded,
              6.30%, 6/1/04                                             2,114
                                                                   ----------
                                                                        7,681
                                                                   ----------

              NEW YORK - 8.7%
     3,815    Metropolitan Transportation Authority
              Dedicated Tax Fund Revenue Bond,
              Series A (FGIC Insured),
              6.125%, 4/1/16                                            4,051
              New York City G.O. Bond,
     8,200    Series A, 5.00%, 8/1/05                                   8,333
     3,000    Series A, 6.00%, 5/15/19                                  3,109
   $ 3,250    New York City Municipal Water Financing
              Authority Water & Sewer Systems Revenue
              Bond, Series A (MBIA Insured),
              5.625%, 6/15/19                                      $    3,254
              New York City Transitional Financing
              Authority Future Tax Secured Revenue
              Bond,
     4,795    Series B (FGIC Insured),
              4.75%, 11/15/13                                           4,543
     5,000    Series C, 5.50%, 11/1/29                                  4,831
              New York State Dormitory Authority
              Revenue Bond, Mount Sinai Health, Series A
     3,000    6.00%, 7/1/05                                             3,143
     1,500    6.00%, 7/1/06                                             1,580
     2,700    New York State Dormitory Authority
              Revenue Bond, Series B, State University
              Educational Facilities,
              5.25%, 5/15/05                                            2,770
     4,000    New York State Dormitory Authority
              Revenue Bond, Series C, State University
              Additional Facilities,
              5.75%, 5/15/17                                            4,183
     1,500    New York State Environmental Facilities
              Corp. Revenue Bond, Series A, State
              Clean Water & Drinking Revolving Funds,
              6.00%, 6/15/16                                            1,578
              New York State G.O. Bond,
     2,500    6.625%, 8/1/01                                            2,546
     1,230    (AMBAC Insured), 7.00%, 11/15/02                          1,294
     2,000    Refunding, 6.00%, 10/1/06                                 2,131
     2,500    New York State Mortgage Agency
              Revenue Bond, 26th Series,
              5.85%, 4/1/17                                             2,535
     1,000    New York State Tollway Authority
              Highway & Boarding Trust Fund
              Revenue Bond, Series A (FSA Insured),
              6.00%, 4/1/16                                             1,058
     2,265    New York State Urban Development Corp.
              Revenue Bond, Series B, Correctional
              Facilities Services Contract,
              5.00%, 1/1/03                                             2,283
     1,250    New York State Urban Development Corp.
              Subordinate Lien Revenue Bond,
              5.50%, 7/1/16                                             1,225

                       SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS - 98.3% (CONT'D.)

              NEW YORK - 8.7% (CONT'D.)
   $ 3,460    Port Authority New York & New Jersey
              Revenue Bond, 119th Series (AMT),
              (FGIC Insured), 5.00%,
              9/15/03                                              $    3,496
                                                                   ----------
                                                                       57,943
                                                                   ----------

              NORTH CAROLINA - 2.8%
              North Carolina Eastern Municipal Power
              Agency Revenue Bond,
     1,500    Series B, Refunding, 6.00%, 1/1/06                        1,543
     9,425    Series B, Refunding, 6.125%, 1/1/09                       9,742
     2,505    Series A, Refunding, 5.20%, 1/1/10                        2,414
     5,000    North Carolina State Public Improvement
              G.O. Bond, Series A,
              5.00%, 9/1/01                                             5,031
                                                                   ----------
                                                                       18,730
                                                                   ----------

              OHIO - 1.8%
     3,630    Cleveland City School District RAN
              (AMBAC Insured), 5.75%, 6/1/07                            3,837
     5,000    Ohio State Higher Education Capital
              Facilities G.O. Bond, Series A,
              5.25%, 2/1/11                                             5,111
     3,355    Ohio State Highway Capital Improvement
              G.O. Bond, Series D,
              4.25%, 5/1/06                                             3,283
                                                                   ----------
                                                                       12,231
                                                                   ----------

              OKLAHOMA - 3.1%
              Grand River Dam Authority Revenue Bond,
    11,000    4.00%, 6/1/04                                            10,692
     4,850    Refunding, (MBIA Insured),
              5.70%, 6/1/05                                             5,063
              Oklahoma Development Financing Authority
              Revenue Bond, Series A, Hillcrest
              Healthcare System
     2,000    4.90%, 8/15/07                                            1,736
     1,000    5.00%, 8/15/09                                              830
     2,740    5.20%, 8/15/11                                            2,201
                                                                   ----------
                                                                       20,522
                                                                   ----------

              OREGON - 1.3%
   $ 1,765    Clackamas and Washington Counties
              School District No. 003 G.O. Bond,
              7.00%, 8/1/02                                        $    1,842
     3,450    Portland City Airport Way Urban Renewal &
              Redevelopment Tax Increment, Series A
              (AMBAC Insured),
              6.00%, 6/15/16                                            3,616
     3,445    Washington County School District
              No. 48J Beaverton G.O. Bond,
              5.00%, 8/1/06                                             3,508
                                                                   ----------
                                                                        8,966
                                                                   ----------

              PENNSYLVANIA - 5.7%
     2,565    Allegheny County Port Authority Special
              Revenue Bond, (MBIA Insured),
              6.00%, 3/1/13                                             2,724
     5,700    Pennsylvania State G.O. Bond,
              Second Series,
              5.00%, 10/15/05                                           5,789
              Pennsylvania State Higher Education
              Revenue Bond, Capital Acquisition
              (MBIA Insured)
     1,815    6.00%, 12/15/13                                           1,926
     1,925    6.125%, 12/15/14                                          2,055
              Pennsylvania State Intergovernmental
              Cooperative Authority Special TRB,
              City of Philadelphia Funding Program
     3,000    (FGIC Insured), Escrowed to Maturity,
              6.00%, 6/15/02                                            3,050
     3,300    Prerefunded, 6.75%, 6/15/05                               3,596
     8,000    Philadelphia Authority for Industrial
              Development Airport Revenue Bond,
              Series A (AMT), Philadelphia Airport
              System (FGIC Insured),
              5.00%, 7/1/06                                             8,055
     2,630    Philadelphia City Hospitals and Higher
              Education Facilities Revenue Bond,
              Series A, Jefferson Health System
              (MBIA Insured),
              5.25%, 5/15/11                                            2,654
     6,000    Philadelphia School District G.O.
              Refunding Bond, Series D
              (MBIA Insured),
              5.50%, 3/1/07                                             6,250

                       SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
   $ 1,910    St. Mary Hospital Authority Revenue Bond,
              Series A, Bucks County Catholic Health
              Initiatives,
              5.00%, 12/1/05                                       $    1,917
                                                                   ----------
                                                                       38,016
                                                                   ----------

              PUERTO RICO - 1.5%
     6,675    Puerto Rico Commonwealth Public
              Improvement G.O. Refunding Bond,
              0.00%, 7/1/04                                             5,617
     4,000    Puerto Rico Municipal Financing Agency
              G.O. Bond, Series A (FSA Insured),
              5.50%, 8/1/07                                             4,257
                                                                   ----------
                                                                        9,874
                                                                   ----------

              SOUTH CAROLINA - 3.3%
     3,500    Columbia Waterworks and Sewer System
              Capital Appreciation Revenue Bond,
              0.00%, 2/1/03                                             3,133
     3,900    South Carolina State Capital Improvement
              G.O. Bond, Series B,
              5.75%, 8/1/04                                             4,073
              South Carolina State Public Service
              Authority Revenue Refunding Bond,
              Series B (FGIC Insured)
     8,650    6.50%, 1/1/04                                             9,130
     5,000    6.50%, 1/1/05                                             5,345
                                                                   ----------
                                                                       21,681
                                                                   ----------

              TENNESSEE - 2.2%
     1,000    Chattanooga Health, Educational &
              Housing Facilities Board Revenue
              Refunding and Hospital Improvement
              Bond, Siskin Hospital,
              5.25%, 6/1/28                                               818
     1,100    Memphis City Electric System Revenue
              Refunding Bond,
              5.80%, 1/1/03                                             1,129
     2,000    Memphis-Shelby County Tennessee Airport
              Authority Revenue Bond, Series D (AMT)
              (AMBAC Insured),
              6.25%, 3/1/15                                             2,118
   $ 3,000    Sevier County Tennessee Public Building
              Authority Local Government Public
              Improvement VRDB, Series IV-3,
              (FSA Insured),
              5.55%, 6/1/25                                          $  3,000
     1,000    Shelby County Health Educational &
              Housing Facilities Board Revenue Bond,
              St. Jude's Children's Research,
              4.65%, 7/1/04                                               997
     1,800    Shelby County Public Improvement &
              Schedule G.O. Bond, Series A,
              4.50%, 5/1/09                                             1,751
     5,205    Tennessee Energy Acquisition Corp. Gas
              Revenue Bond, Series B (AMBAC Insured),
              4.50%, 9/1/08                                             4,621
                                                                   ----------
                                                                       14,434
                                                                   ----------

              TEXAS - 4.0%
     2,700    Austin City Public Improvement General
              Obligation Bond,
              5.50%, 9/1/19                                             2,669
              Austin City Utilities System Revenue
              Refunding Bond
     3,000    (FSA Insured), 5.125%, 11/15/17                           2,832
     1,325    Series A (MBIA Insured), 6.00%, 11/15/04                  1,385
     2,000    El Paso City Independent School District
              Capital Appreciation G.O. Bond
              (PSF of Texas Gtd.),
              0.00%, 2/15/02                                            1,874
     7,450    Harris County Revenue Refunding Senior
              Subordinate Lien Toll Road Bond
              (AMBAC Insured),
              4.95%, 8/15/06                                            7,533
     2,955    Houston Independent School District
              Capital Appreciation Revenue Bond,
              Series B,
              0.00%, 9/15/01                                            2,825
              San Antonio City Electricity & Gas Revenue
              Bond, Series A,
     5,000    5.00%, 2/1/07                                             5,054
     2,500    5.25%, 2/1/14                                             2,460
                                                                   ----------
                                                                       26,632
                                                                   ----------

              UTAH - 0.1%
       800    Alpine School District G.O. Bond,
              5.25%, 3/15/08                                              823
                                                                   ----------

                       SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS - 98.3% (CONT'D.)

              VIRGIN ISLANDS - 0.5%
   $ 3,000    Virgin Islands Public Financing Authority
              Revenue Bond, Series A, Gross Receipts
              Taxes Lien Note,
              5.625%, 10/1/10                                      $    3,049
                                                                   ----------

              VIRGINIA - 3.3%
     3,250    Arlington County G.O. Bond,
              5.80%, 12/1/02                                            3,342
     3,000    Charles City and County IDA Solid Waste
              Disposal Facility Revenue Refunding Bond
              (AMT), Waste Management, Inc. Project,
              4.875%, 2/1/09                                            2,640
     9,100    Fairfax County G.O. Bond, Series C,
              5.25%, 5/1/08                                             9,296
     5,710    Richmond City G.O. Bond (FSA Insured),
              5.125%, 1/15/05                                           5,827
       460    Virginia State G.O. Bond, Series B,
              4.60%, 6/1/04                                               462
                                                                   ----------
                                                                       21,567
                                                                   ----------

              WASHINGTON - 5.7%
     5,175    King County School District No. 406
              South Central Improvement G.O.
              Refunding Bond (FGIC Insured),
              5.15%, 12/1/16                                            4,951
     5,020    King County Sewer Revenue Bond,
              Second Series (FGIC Insured),
              6.25%, 1/1/15                                             5,364
     1,000    Pierce County School District No. 003
              Puyallup G.O. Bond, Series A,
              7.75%, 12/1/01                                            1,036
     1,000    Pierce Fife County School District No. 417
              G.O. Bond, Series A,
              7.85%, 12/1/01                                            1,037
     1,475    Seattle Limited Tax G.O. Bond, Escrowed
              to Maturity,
              7.00%, 3/1/01                                             1,491
     1,645    Snohomish County School District
              No. 015 Edmonds G.O. Bond,
              7.00%, 12/1/01                                            1,691
   $10,000    Washington State G.O. Bond, Series S-4,
              5.75%, 1/1/12                                          $ 10,436
              Washington State Public Power Supply
              System Revenue Refunding Bond, Series A,
     4,645    Nuclear Project No. 1 (FSA Insured),
              5.60%, 7/1/05                                             4,813
     3,640    Nuclear Project No. 3 (FGIC Insured),
              5.65%, 7/1/08                                             3,809
     3,000    Washington State Public Power Supply
              System Revenue Refunding Bond, Series A,
              Nuclear Project No. 2  (FGIC Insured),
              4.80%, 7/1/06                                             2,998
                                                                   ----------
                                                                       37,626
                                                                   ----------

              WISCONSIN - 0.7%
     4,415    Wisconsin State G.O. Refunding Bond,
              Series 3, 6.125%, 11/1/06                                 4,740
                                                                   ----------

              Total Municipal Investments
              (cost $650,639)                                         650,569
                                                                   ----------

NUMBER
OF SHARES
(000S)
---------
              OTHER - 1.6%

     5,127    AIM Tax Free Cash Reserve Fund                            5,127
     5,278    Provident Municipal Fund                                  5,278
                                                                   ----------

              Total Other
              (cost $10,405)                                           10,405
                                                                   ----------

              Total Investments - 99.9%
              (cost $661,044)                                         660,974

              Other Assets less Liabilities - 0.1%                        859
                                                                   ----------

              NET ASSETS - 100.0%                                  $  661,833
                                                                   ==========

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                        VALUE
(000S)                                                       (000S)
-------------------------------------------------------------------
            MUNICIPAL INVESTMENTS - 105.7%

            CALIFORNIA - 93.2%
$ 4,400     ABAG Financing Authority For
            Nonprofit Corp. Multifamily
            Housing Revenue Refunding Bond,
            Series B, United Dominion,
            6.25%, Mandatory Put 8/15/08                    $ 4,510
  1,000     Adelanto Public Utility Authority
            Revenue Bond, Series A,
            Utility System Project
            (Union Bank of California LOC),
            4.45%, Mandatory Put 11/1/01                        999
  1,000     Arcade Water District Water Revenue
            COP (FGIC Insured),
            5.00%, 11/1/17                                      973
  2,725     Brea PFA Revenue Tax Allocation
            Redevelopment Project Bond
            (MBIA Insured), Prerefunded,
            7.00%, 8/1/01                                     2,842
  1,000     California Infrastructure &
            Economic Development
            Bank Revenue Bond, Scripps
            Research Institute,
            5.75%, 7/1/30                                     1,015
  1,000     California Infrastructure &
            Economic Development Bank
            Revenue Bond, Asian Museum
            Foundation of San Francisco
            (MBIA Insured),
            5.50%, 6/1/19                                     1,015
  1,250     California State Department of
            Water Resources Revenue Bond,
            Series O, CVP Water System,
            4.75%, 12/1/16                                    1,190
  2,435     California State Educational
            Facilities Authority Revenue Bond
            Loyola Marymount (MBIA Insured),
            0.00%, 10/1/02                                    2,232
     95     California State Housing Financing
            Agency Revenue Bond, Series A,
            Home Mortgage (FHA Insured),
            7.375%, 8/1/17                                       97
            California State G.O. Bond
$ 2,000     6.60%, 2/1/10                                   $ 2,306
  2,000     4.50%, 12/1/16                                    1,819
  1,000     4.50%, 10/1/18                                      888
  1,000     (FGIC Insured), 4.75%, 2/1/19                       917
  1,350     California State Public Works Board
            Lease Revenue Refunding Bond,
            Series A, Department of Corrections
            State Prisons, (AMBAC Insured),
            5.25%, 12/1/13                                    1,411
  3,545     California State Public Works Board
            Lease Revenue Refunding Bond, Series A,
            Trustees California State University,
            5.25%, 10/1/14                                    3,614
  1,000     California State Public Works Board
            Lease Revenue Refunding Bond, Series C,
            Various Community Colleges Projects,
            5.50%, 9/1/11                                     1,048
  1,000     California Statewide Communities
            Development  Authority Multifamily
            Revenue Refunding Bond, Series E,
            Archstone/Oakridge Housing,
            5.30%, Mandatory Put 6/1/08                       1,009
  2,030     California Statewide Communities
            Development Authority Revenue COP,
            John Muir/Mount Diablo Health
            System (MBIA Insured),
            5.50%, 8/15/12                                    2,159
  1,000     Contra Costa County Home Mortgage
            Revenue Bond (Colld. by U.S.
            Government Securities),
            Escrowed to Maturity,
            7.50%, 5/1/14                                     1,225
    950     Duarte Redevelopment Agency Single
            Family Mortgage Revenue Refunding
            Bond, Series B (Colld. by U.S.
            Government Securities),
            Escrowed to Maturity,
            6.875%, 10/1/11                                   1,122
    250     East Bay California Regional Park
            District G.O. Refunding Bond,
            5.00%, 9/1/17                                       245
  2,000     Imperial Irrigation District COP,
            Electrical Systems Project,
            6.50%, 11/1/07                                    2,257

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                        VALUE
(000S)                                                       (000S)
-------------------------------------------------------------------
            MUNICIPAL INVESTMENTS - 105.7% (CONT'D.)

            CALIFORNIA - 93.2% (CONT'D.)
            Los Angeles County Metropolitan
            Transportation Authority Sales
            Refunding TRB, Proposition A, Series B
            (FSA Insured)
$ 1,250     4.75%, 7/1/15                                   $ 1,204
    850     4.75%, 7/1/16                                       809
     65     Los Angeles County SFM Revenue Bond,
            Issue B, (Colld. by U.S. Government
            Securities),
            7.60%, 8/1/16                                        67
            Los Angeles Department of Water &
            Power Electric Plant Revenue Bond
  2,000     6.10%, 2/15/17                                    2,105
  1,250     6.375%, 2/1/20                                    1,300
    500     Crossover Refunded,
            6.80%, 6/1/01                                       518
  1,275     Crossover Refunding (MBIA Insured),
            9.00%, 9/1/02                                     1,385
  5,000     Los Angeles Unified School District COP,
            Series B (MBIA Insured),
            5.00%, 10/1/02                                    5,085
  3,000     Metropolitan Water District Southern
            California Waterworks Revenue Bond,
            6.25%, 7/1/01                                     3,054
    850     Mountain View COP Refunding
            Revitalization Authority (MBIA Insured),
            6.00%, 10/1/16                                      906
  1,070     Oakland Joint Powers Financing
            Authority Lease Revenue Bond,
            Oakland Administration Buildings
            (AMBAC Insured),
            5.375%, 8/1/10                                    1,128
  1,500     Orange County Refunding COP,
            Juvenile Justice Center Facility
            (AMBAC Insured)
            5.875%, 6/1/02                                    1,542
  1,035     Paso Robles Joint Unified High School
            District COP, Measure E, Capital Projects
            Phase III, Escrowed to Maturity,
            5.30%, 8/1/01                                     1,047
  1,000     Rancho Water District Financing
            Authority Revenue Refunding Bond
            (AMBAC Insured),
            5.00%, 8/15/14                                    1,001
  1,000     Riverside Water Revenue Bond,
            9.00%, 10/1/02                                    1,092
            Sacramento County Sanitation
            District Financing Authority Revenue
            Bond, Series A,
$ 1,500     5.60%, 12/1/16                                  $ 1,543
  1,250     5.75%, 12/1/18                                    1,288
            Sacramento Municipal Utility District
            Electric Revenue Refunding Bond,
            Series C (MBIA Insured),
  1,060     5.60%, 11/15/02                                   1,092
    200     Escrowed to Maturity,
            5.60%, 11/15/02                                     206
  1,000     San Diego County COP, Burnham
            Institute,
            5.70%, 9/1/11                                     1,045
            San Diego Unified School District COP,
  1,050     Series A, Capital Projects Phase 15,
            4.60%, 7/1/01                                     1,055
    750     Series A, Escrowed to Maturity,
            6.10%, 7/1/01                                       762
  1,500     Series B, Capital Projects,
            Escrowed to Maturity,
            6.00%, 7/1/03                                     1,532
  1,000     San Diego Unified School District
            G.O. Bond, Series A (FGIC Insured),
            0.00%, 7/1/05                                       807
    500     San Francisco City and County
            Airport Commission International
            Airport Revenue Refunding Bond,
            Series 20 (MBIA Insured)
            4.75%, 5/1/15                                       484
            San Francisco City & County
            Educational Facilities G.O. Series A,
            Community College,
    700     5.75%, 6/15/20                                      726
    300     5.50%, 6/15/11                                      319
  1,545     San Francisco City and County G.O.
            Bond, School District Facilities
            Improvement, Series D (FGIC Insured),
            7.00%, 6/15/02                                    1,617
  1,000     San Marcos Public Facilities Authority
            Revenue Bond, Escrowed to Maturity,
            0.00%, 7/1/11                                       592
  1,000     San Marino Unified School District G.O.
            Bond, Series B, 5.25%, 7/1/20                       987

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                        VALUE
(000S)                                                       (000S)
-------------------------------------------------------------------

$ 1,000     Santa Rosa Wastewater Revenue
            Refunding and Subregional Wastewater
            Project Bond, Series A (FGIC Insured),
            4.75%, 9/1/16                                   $   949
  2,100     Southern California Public Power
            Authority Power Project Revenue Bond
            (GIC: Pittsburgh National Bank),
            6.75%, 7/1/12                                     2,448
  1,000     Southern California Public Power
            Authority Revenue Bond,
            Transmission Project,
            0.00%, 7/1/14                                       486
  2,250     Turlock Irrigation District Revenue
            Refunding Bond, Series A,
            6.00%, 1/1/20                                     2,251
            Union Elementary School District
            G.O. Bond, Series A,
  1,340     0.00%, 9/1/01                                     1,290
    715     0.00%, 9/1/03                                       628
    860     University of California Revenue Bond,
            Series F, Multi Purpose Projects,
            7.00%, 9/1/01 (FGIC Insured)                        884
            Washington Township Health Care
            District Revenue Bond
    100     4.25%, 7/1/05                                        97
    705     4.50%, 7/1/07                                       685
    250     5.00%, 7/1/09                                       251
                                                            -------
                                                             81,160
                                                            -------
            PUERTO RICO - 11.3%
    800     Puerto Rico Commonwealth Highway
            and Transportation Authority
            Highway Revenue Bond, Series X,
            Permanent Fixed Option Receipts,
            5.20%, 7/1/03                                       816
  1,500     Puerto Rico Commonwealth
            Infrastructure Financing Authority
            Special Obligation Bond, Series A,
            5.375%, 10/1/24                                   1,481
            Puerto Rico Commonwealth
            Infrastructure Financing Authority
            Special Tax Revenue Refunding
            Bond, Series A (AMBAC Insured),
  2,000     5.25%, 7/1/10                                     2,096
  3,000     5.00%, 7/1/12                                     3,040
            Puerto Rico Municipal Financing
            Agency G.O. Refunding Bond, Series B,
$   635     5.00%, 8/1/01                                   $   639
  1,000     (FSA Insured), 5.00%, 8/1/03                      1,022
    750     Puerto Rico Public Buildings Authority
            Revenue Bond, Series B, Guaranteed
            Government Facilities (MBIA Insured),
            5.00%, 7/1/16                                       739
                                                            -------
                                                              9,833
                                                            -------

            VIRGIN ISLANDS - 1.2%
  1,000     Virgin Islands Public Financing Authority
            Revenue Bond, Series A, Gross Receipts
            Taxes Lien Note,
            5.625%, 10/1/10                                   1,016
                                                            -------

            Total Municipal Investments
            (cost $89,562)                                   92,009
                                                            -------

NUMBER
OF SHARES
(OOOS)
---------
            OTHER - 1.8%
            (cost $1,582)

  1,582     Provident Municipal Cash Fund                     1,582
                                                            -------


            Total Investments - 107.5%
            (cost $91,144)                                   93,591

            Liabilities less Other Assets - (7.5)%           (6,493)
                                                            -------

            NET ASSETS - 100.0%                             $87,098
                                                            =======

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

FLORIDA INTERMEDIATE TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                         VALUE
(000S)                                                         (000S)
--------------------------------------------------------------------
               MUNICIPAL INVESTMENTS - 91.0%

               FLORIDA - 74.5%
$       500    Crossings At Fleming Island Community
               Development Refunding
               Revenue Bond, Series C
               7.05%, 5/1/15                                $    517
      1,000    Dade County Refunding Bond
               (FGIC Insured),
               12.00%, 10/1/02                                 1,141
        500    Dade County Sales TRB (AMBAC Insured),
               6.00%, 10/1/01                                    508

        400    Dade County Seaport Refunding
               Revenue Bond (MBIA Insured)
               6.50%, 10/1/10                                    451
        150    Duval County School District G.O.
               Bond, Series 1992 (AMBAC Insured),
               6.125%, 8/1/04                                    156
      1,000    Florida State Board of Education
               Capital Outlay G.O.
               Series E, Public Education,
               5.50%, 6/1/20                                     993
        100    Florida State Board of Education
               Capital Outlay Revenue Bond,
               Series 1992 B, Prerefunded,
               5.30%, 6/1/02                                     102
      1,000    Florida State Board of Education
               Lottery Revenue Bond,
               Series B (FGIC Insured),
               5.50%, 7/1/11                                   1,045
      1,000    Florida State Board of Education Revenue
               Bond, Series C, Escrowed to Maturity,
               6.00%, 5/1/03                                   1,006
      1,000    Florida State Division Bond Finance
               Department of General Services Revenue
               Bond, Environmental
               Protection-Preservation 2000-A,
               6.00%, 7/1/11(FSA Insured)                      1,088
        200    Florida State Municipal Power Agency
               Revenue Bond, Power Supply Project
               (AMBAC Insured), Prerefunded,
               6.25%, 10/1/01                                    207
        350    Florida State Municipal Power Agency
               Revenue Bond, St. Lucie Project
               (FGIC Insured),
               5.40%, 10/1/05                                    360
$       250    Florida State Sunshine Skyway
               Revenue Refunding Bond, Series 1991,
               6.40%, 7/1/04                                $    256
      1,000    Gainesville City Utility Systems Revenue
               Refunding Bond, Series 1979 A,
               6.20%, 10/1/02                                  1,012
      1,000    Gulf Breeze Florida Revenue Variable Rate
               Local Government Loan, Revenue Bond
               5.65%, 12/1/20 (FGIC Insured)                   1,015
      1,895    Gulf Breeze Florida Revenue Variable Rate
               Local Government Loan, Revenue Bond
               5.625%, 12/1/20 (FGIC Insured)                  1,927
      1,000    Heritage Palms Community Development
               District Capital Improvement Revenue Bond,
               6.25%, 11/1/04                                  1,000
      1,365    Hillsborough County IDA IDR Bond, Series A,
               Health Facilities Project, University
               Community Hospital
               4.50%, 8/15/03                                  1,326
        500    Jacksonville City Health Facilities Authority
               Revenue Bond, Series A, Charity Obligation
               Group Project (MBIA Insured),
               5.00%, 8/15/11                                    495
      1,000    Jacksonville Florida Electric Authority
               Revenue Bond, Electrical System Subsidiary,
               Series D,
               5.30%, 10/1/10                                  1,007
      2,000    Jacksonville Florida Electrical Authority
               Revenue Bond, St. John River -Issue 2,
               Series 16,
               5.00%, 10/1/02                                  2,021
        100    Kissimmee City Utility Authority
               Electric System Revenue Refunding
               Bond, Series 1991 (FGIC Insured),
               Prerefunded,
               6.50%, 10/1/01                                    104
        185    Kissimmee Suburban Water &
               Sewer System Revenue Bond
               (AMBAC Insured), Prerefunded,
               5.75%, 10/1/00                                    189
        500    Manatee County Public Utilities Revenue
               Bond, Series 1991 A (MBIA Insured),
               Prerefunded,
               6.75%, 10/1/01                                    521
      1,200    Marion County Hospital District Revenue
               Refunding & Improvement Bond, Health
               Systems, Monroe Regional Medical Center,
               4.625%, 10/1/03                                 1,184


SEE NOTES TO THE FINANCIAL STATEMENTS.

                                    NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                         VALUE
(000S)                                                         (000S)
--------------------------------------------------------------------
$     1,000    Miami-Dade County Special Obligation
               Refunding Subordinate Bond, Series 1997 A
               (MBIA Insured),
               0.00%, 10/1/14                               $    453
      3,000    Miami-Dade County Special Obligation
               Revenue Bond, Subordinate-Series C
               0.00%, 10/1/13                                  1,457
      2,000    North Slope Boro Alaska Capital
               Appreciation G.O., Series B (MBIA Insured)
               0.00%, 1/1/03                                   1,795
      1,625    Orange County HFA Revenue Bond,
               Series 1999 G (AMT),
               5.20%, 9/1/14                                   1,506
        100    Orlando City Utility Commission
               Water and Electric Revenue Refunding
               Bond, Series 1992,
               5.75%, 10/1/05                                    105
        250    Palm Beach County G.O. Refunding Bond,
               Series B,
               6.50%, 7/1/10                                     282
      1,000    Palm Beach County School Board
               COP Bond, Series A (FGIC Insured),
               6.00%, 8/1/17                                   1,057
        500    Polk County Florida Transportation
               Improvement Revenue Bond,
               5.625%, 12/1/16 (FSA Insured)                     510
         50    Reedy Creek Improvement District Bond,
               Series 1991 A, Prerefunded,
               6.00%, 6/1/02                                      51
        200    Reedy Creek Improvement District Bond,
               Series 1991 A, Unrefunded Balance,
               6.00%, 6/1/02                                     204
        200    Sunrise City Utility Systems Revenue
               Capital Appreciation Bond, Series 1996 A
               (AMBAC Insured),
               0.00%, 10/1/01                                    191
      1,000    Tampa Bay Water Systems Revenue Bond
               (FGIC Insured),
               0.00%, 10/1/06                                    748
        750    Tampa City Sports Authority Revenue
               Bond, Stadium Project (MBIA Insured),
               6.00%, 1/1/06                                     797
      1,035    Tampa Hospital Capital Improvement
               Revenue Bond, Series 1999 A,
               4.75%, 7/1/11                                     961
        500    Vista Lakes Community Development District
               Florida Capital Improvement Revenue
               Bond, Series B
               6.35%, 5/1/05                                     500
$     1,000    West Orange Healthcare Revenue Bond,
               Series A,
               5.25%, 2/1/03                                $  1,000
                                                            --------
                                                              31,248
                                                            --------
               MASSACHUSETTS - 2.2%
      1,000    Massachusetts State Health and Educational
               Facilities Revenue Bond, Group A,
               5.25%, 7/1/07                                     923
                                                            --------

               MISSOURI - 0.6%
        250    St. Louis Missouri Airport Revenue Bond,
               6.25%, 1/1/02                                     253
                                                            --------

               PUERTO RICO - 11.3%
      1,000    Puerto Rico Commonwealth Public
               Improvement Capital Appreciation G.O.
               Refunding Bond,
               0.00%, 7/1/04                                     842
               Puerto Rico Industrial, Tourist, Educational,
               Medical & Environmental Central Facilities
               Revenue Refunding Bond, Series A,
               San Lucas & Cristo Project,
        385    4.65%, 6/1/01                                     383
        435    4.80%, 6/1/02                                     430
        595    4.90%, 6/1/03                                     582
      1,000    Puerto Rico Municipal Financing Agency
               G.O. Bond, Series A (FSA Insured),
               6.00%, 8/1/15                                   1,077
      1,400    Puerto Rico Public Buildings Authority
               Guaranteed Public Education and Health
               Facilities Revenue Refunding Bond,
               Series M (Commonwealth Gtd.),
               5.20%, 7/1/02                                   1,420
                                                            --------
                                                               4,734
                                                            --------

               VIRGIN ISLANDS - 2.4%
      1,000    Virgin Islands Public Finance Authority
               Revenue Bond, Gross Receipts
               Taxes Lien Note, Series A,
               5.625%, 10/1/10                                 1,016
                                                            --------


               Total Municipal Investments
               (cost $38,264)                                 38,174
                                                            --------


SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                         VALUE
(000S)                                                         (000S)
--------------------------------------------------------------------
               OTHER - 7.9%
         29    Dreyfus Tax-Exempt Cash Management
               Fund No. 264                                 $     29
      3,270    Federated Tax Free Trust Money
               Market Fund No. 15                              3,270
                                                            --------

               Total Other
               (cost $3,299)                                  3,299
                                                            --------

               Total Investments - 98.9%
               (cost $41,563)                                 41,473

               Other Assets less Liabilities - 1.1%              477
                                                            --------

               NET ASSETS - 100.0%                          $ 41,950
                                                            ========


NOTES TO THE FINANCIAL STATEMENTS.
                                       32

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

FIXED INCOME FUND

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              ASSET-BACKED SECURITIES - 12.6%

   $ 5,500    Associates Automobile Receivables Trust,
              Series 2000-1, Class A3,
              7.30%, 1/15/04                                       $    5,543
     8,610    California Infrastructure SCE-1,
              Series 1997-1, Class A4,
              6.22%, 3/25/04                                            8,553
     5,815    California Infrastructure PG&E-1,
              Series 1997-1, Class A5,
              6.25%, 6/25/04                                            5,759
     2,586    Chevy Chase Auto Receivables Trust,
              Series 1997-2, Class A,
              6.35%, 1/15/04                                            2,577
     2,670    Commercial Mortgage Asset Trust,
              Series 1999-C1, Class A3,
              6.64%, 9/17/10                                            2,573
     6,781    CS First Boston Mortgage Securities Corp.,
              Series 1998-C2, Class A1,
              5.96%, 12/15/07                                           6,537
        --    Delta Funding Mortgage Corp., I.O.,
              Series 1991-1, Class A-4,
              7.50%, 3/15/06(1)                                            12
        --    DLJ Mortgage Acceptance Corp., I.O.,
              7.50%, 11/12/21(1)                                           72
     8,830    First Union-Lehman Brothers-Bank of
              America, Series 1998-C2, Class A2,
              6.56%, 11/18/08                                           8,583
     6,660    GMAC Commercial Mortgage Securities, Inc.,
              Series 1999-C3,Class A1B,
              7.27%, 7/15/32                                            6,651
     2,674    IMC Excess Cashflow Securities Trust,
              Series 1997-A, Class A,
              7.41%, 11/26/28(1)                                          588
     4,935    LB Commercial Conduit Mortgage Trust,
              Series 1998-C4, Class B,
              6.36%, 10/15/08                                           4,831
     5,500    LB-UBS Commercial Mortgage Trust,
              Series 2000-C3, Class A2,
              7.95%, 1/15/10                                            5,794
              Morgan Stanley Capital I,
     1,100    Series 1998-WF1, Class A2,
              6.55%, 12/15/07                                           1,072
     6,680    Series 1999-LIFE, Class A2,
              7.11%, 7/15/09                                            6,656
   $ 4,405    Mortgage Capital Funding, Inc.,
              Series 1998-MC1, Class A2,
              6.66%, 1/18/08                                       $    4,288
     2,765    Nationslink Funding Corp.,
              Series 1999-1, Class A2,
              6.32%, 11/20/08                                           2,641
     4,014    Pegasus Aviation Lease Securitization Trust,
              Series 1999-1A, Class A1,
              6.30%, 3/25/29                                            3,921
     1,122    PNC Mortgage Securities Corp.,
              8.09%, 4/28/27(1)                                           987
    10,000    Yosemite Securities Trust I,
              8.25%, 11/15/04(1)                                       10,137
                                                                   ----------

              Total Asset-Backed Securities
              (cost $90,781)                                           87,775
                                                                   ----------

              CORPORATE/GOVERNMENT BONDS
              AND NOTES - 24.6%

              AIRLINES - 1.8%
    12,000    Continental Airlines, Inc.,
              Series 2000-1, Class A-1,
              8.05%, 11/1/20                                           12,298
                                                                   ----------

              BANKS - 0.4%
     2,650    Bank One Corp.,
              6.40%, 8/1/02                                             2,632
                                                                   ----------

              CASINO HOTEL - 0.2%
     1,495    MGM Mirage, Inc.,
              8.50%, 9/15/10                                            1,496
                                                                   ----------

              DIVERSIFIED FINANCIAL SERVICES - 10.4%
    15,870    Asian Development Bank,
              6.375%, 10/1/28                                          15,775
     1,555    Boeing Capital Corp.,
              7.38%, 9/27/10                                            1,568
    10,000    CIT Group, Inc.,
              5.85%, 5/26/00                                            9,877
     3,060    Comdisco, Inc.,
              9.50%, 8/15/03                                            3,025
     1,630    FleetBoston Financial Corp.,
              7.25%, 9/15/05                                            1,641

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              CORPORATE/GOVERNMENT BONDS
              AND NOTES - 24.6% (CONT'D.)

              DIVERSIFIED FINANCIAL SERVICES - 10.4% (CONT'D.)
   $10,000    Ford Motor Credit Co.,
              7.50%, 6/15/03                                       $   10,099
     5,045    General Motors Acceptance Corp.,
              7.50%, 7/15/05                                            5,109
              Green Tree Financial Corp.,
       469    Series 1994-B, Class A, 7.85%, 7/15/04                      469
     2,700    Series 1886-9, Class A, 7.69%, 1/15/28                    2,636
     2,700    Series 1997-6, Class B1, 7.17%, 1/15/29                   2,277
     6,190    Heller Financial Commercial Mortgage
              Association, Series 2000-PH1, Class A2,
              7.75%, 11/15/09                                           6,406
     1,210    MBNA America Bank NA,
              7.38%, 9/15/05                                            1,217
     4,075    Repsol International Finance BV,
              7.45%, 7/15/05                                            4,119
     8,555    Transamerica Finance Corp.,
              7.25%, 8/15/02                                            8,592
                                                                   ----------
                                                                       72,810
                                                                   ----------

              ENVIRONMENTAL CONTROLS - 0.4%
     3,350    Waste Management, Inc.,
              7.10%, 8/1/26                                             3,241
              FANNIE MAE - 2.3%                                    ----------
              FNMA
     4,850    6.75%, 8/15/02                                            4,871
     7,670    7.125%, 2/15/05                                           7,826
     3,633    7.25%, 5/15/30                                            3,811
                                                                   ----------
                                                                       16,508
                                                                   ----------

              INSURANCE - 1.2%
     2,900    Anthem Insurance, Inc.,
              9.00%, 4/1/27(1)                                          2,393
     3,200    Conseco, Inc.,
              8.75%, 2/09/04                                            2,256
              Lumberman's Mutual Casualty Co.,
     3,910    9.15%, 7/1/26(1)                                          3,455
       765    8.45%, 12/1/97(1)                                           589
                                                                   ----------
                                                                        8,693
                                                                   ----------

              PIPELINES - 0.3%
     1,765    Duke Energy Field Services,
              7.875%, 8/16/10                                           1,791
                                                                   ----------

              SPECIAL PURPOSE - 2.8%
   $ 3,080    Bunge Trade Ltd.,
              9.25%, 5/1/02(1)                                     $    3,072
    10,000    Air 2 US,
              8.03%, 10/1/19(1)                                        10,018
     6,200    US West Capital Funding, Inc.,
              6.875%, 8/15/01                                           6,184
                                                                   ----------
                                                                       19,274
                                                                   ----------

              TELEPHONE - 2.0%
     3,505    Deutsche Telekom AG,
              8.00%, 6/15/10                                            3,599
              Koninklijke KPN NV,
     2,550    8.00%, 10/01/10                                           2,563
     2,010    8.38%, 10/01/30                                           2,028
     1,700    Marconi Corp. PLC,
              7.75%, 9/15/10                                            1,682
     4,040    Telefonica Europe BV,
              7.75%, 9/15/10                                            4,056
                                                                   ----------
                                                                       13,928
                                                                   ----------

              TRANSPORTATION - 1.7%
              Burlington Northern Santa Fe Corp.,
     6,000    7.29%, 6/1/36, Putable 6/1/08                             5,892
     5,950    6.53%, 7/15/37                                            5,842
                                                                   ----------
                                                                       11,734
                                                                   ----------

              UTILITIES - 1.1%
     1,840    Dominion Resources, Inc.,
              7.82%, 9/15/04                                            1,844
     5,735    PP&L Transition Bond Co. LLC,
              Series 1999-1, Class A5,
              6.83%, 3/25/07                                            5,742
                                                                   ----------
                                                                        7,586
                                                                   ----------

              Total Corporate/Government Bonds
              and Notes
              (cost $175,514)                                         171,991
                                                                   ----------

              U.S. GOVERNMENT AGENCIES - 41.7%

              COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
        --    FNMA REMIC Trusts,
              Series 1997-20, I.O.,
              8.00%, 3/25/27                                              506
                                                                   ----------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              MORTGAGE BACKED SECURITIES - 41.6%
   $ 4,268    FHLMC - Gold, Pool C00835,
              6.50%, 7/1/29                                        $    4,105
    11,675    FHLMC - Gold, Pool C18079,
              6.00%, 11/1/28                                           10,913
     6,376    FNMA, Pool 253266,
              7.50%, 3/15/30                                            6,459
     3,110    FNMA, Pool 323938,
              6.00%, 9/1/14                                             2,993
    23,828    FNMA, Pool 323980,
              6.00%, 4/1/14                                            22,929
    24,532    FNMA, Pool 440700,
              6.00%, 11/1/28                                           22,945
    23,834    FNMA, Pool 452421,
              6.00%, 12/1/28                                           22,294
    10,867    FNMA, Pool 506248,
              6.00%, 3/1/14                                            10,456
    12,394    FNMA, Pool 520113,
              7.50%, 4/1/30                                            12,363
     3,580    FNMA, Pool 526354,
              8.00%, 3/1/30                                             3,627
    17,347    FNMA, Pool 532912,
              7.50%, 3/1/30                                            17,304
       502    FNMA, Pool 532968,
              6.00%, 3/1/15                                               483
     8,663    FNMA, Pool 533440,
              8.00%, 1/1/30                                             8,776
    18,667    FNMA, Pool 535198,
              8.00%, 3/1/30                                            18,912
    19,183    FNMA, Pool 535276,
              6.50%, 11/1/28                                           18,433
    52,114    FNMA, Pool 535300,
              6.50%, 5/1/30                                            50,046
    11,676    GNMA, Pool 465725,
              7.00%, 5/15/28                                           11,501
     3,450    GNMA, Pool 470778,
              7.00%, 8/15/29                                            3,399
     9,905    GNMA, Pool 479288,
              8.00%, 4/15/30                                           10,081
    19,183    GNMA, Pool 486873,
              8.00%, 1/15/29                                           18,475
     3,281    GNMA, Pool 510732,
              7.00%, 11/15/29                                           3,232
     1,322    GNMA, Pool 514330,
              7.00%, 7/15/29                                            1,302
   $ 9,965    GNMA, Pool 528714,
              8.00%, 4/15/30                                       $   10,143
                                                                   ----------
                                                                      291,171
                                                                   ----------

              Total U.S. Government Agencies
              (cost $291,551)                                         291,677
                                                                   ----------

              U.S. GOVERNMENT
              OBLIGATIONS - 12.2%

              U.S. TREASURY BONDS
     6,325    6.00%, 8/15/09                                            6,357
    13,005    7.50%, 11/15/16                                          14,824
    33,130    8.88%, 2/15/19                                           43,064
    20,540    6.38%, 8/15/27                                           21,400
                                                                   ----------
                                                                       85,645
                                                                   ----------

              Total U.S. Government Obligations
              (cost $84,867)                                           85,645
                                                                   ----------

              FLOATING RATE BANK NOTE - 0.2%
              (cost $1,212)

     1,435    Lloyds Bank PLC,
              6.31%, 12/15/00                                           1,205
                                                                   ----------


              SHORT-TERM INVESTMENT - 8.5%
              (cost $59,454)

    59,454    Bayerische Hypo-Und Vereinsbank,
              Grand Cayman, Eurodollar Time Deposits,
              6.72%, 10/2/00                                           59,454
                                                                   ----------

              Total Investments - 99.8%
              (cost $703,379)                                         697,747

              Other Assets less Liabilities - 0.2%                      1,211
                                                                   ----------

              NET ASSETS - 100.0%                                  $  698,958
                                                                   ==========

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS - 96.6%

              ALABAMA - 0.4%
   $ 2,000    Courtland Industrial Development
              Board Solid Waste Disposal Revenue
              Bond (AMT),
              6.00%, 8/1/29                                        $    1,893
                                                                   ----------

              ARIZONA - 2.6%
     1,000    Arizona Student Loan Acquisition
              Authority Revenue Bond, Series A-1 (AMT),
              5.90%, 5/1/24                                             1,021
     1,375    Cochise County University School
              District No. 68 Sierra Vista G.O. Bond,
              Series B (FGIC Insured),
              9.00%, 7/1/03                                             1,531
     3,000    Maricopa County School District No. 41
              Gilbert G.O. Bond,
              6.25%, 7/1/15                                             3,044
     5,500    Maricopa County School District No. 69
              Paradise Valley G.O. Bond, Series B,
              8.50%, 7/1/06                                             6,547
     1,500    Maricopa County Unified
              School District No.11 G.O. Bond,
              Peoria Project 1991,
              5.50%, 7/1/10                                             1,537
                                                                   ----------
                                                                       13,680
                                                                   ----------

              CALIFORNIA - 7.2%
     4,000    California Educational Facilities
              Authority Capital Appreciation
              Revenue Bond, Loyola Marymount
              (MBIA Insured),
              0.00%, 10/1/31                                              570
     4,315    California Health Facility Financing
              Authority Revenue Bond, Northern
              California Presbyterian,
              5.125%, 7/1/18                                            3,990
     5,000    California State Public Works Board
              Lease Revenue Bond, Series A,
              6.10%, 9/1/02                                             5,173
   $ 3,500    California Statewide Communities
              Development Authority Revenue
              Refunding Bond, Series A-2, Irvine
              Apartment Communities, 4.90%,
              Mandatory Put 5/15/08                                $    3,409
              Kern High School District G.O.
              Refunding Bond, Series A (MBIA
              Insured),
     1,845    6.60%, 2/1/17                                             2,114
     1,825    6.60%, 8/1/17                                             2,091
     6,000    Los Angeles Convention and Exhibition
              Center Authority Revenue COP,
              Prerefunded, 9.00%, 12/1/05                               7,313
     6,000    Los Angeles Convention and Exhibition
              Center Authority COP, Prerefunded,
              9.00%, 12/1/05                                            7,313
     4,125    Los Angeles Department of Water &
              Power Electric Plant Revenue Bond,
              6.00%, 2/15/16                                            4,332
     1,000    Walnut Valley Unified School District
              G.O. Bond, Series A (MBIA Insured),
              Escrowed to Maturity,
              6.00%, 8/1/13                                             1,099
                                                                   ----------
                                                                       37,404
                                                                   ----------

              COLORADO - 1.1%
     3,360    Denver City & County Special Facilities
              Airport Revenue Bond, Series A (AMT)
              (MBIA Insured), Rental Car Project,
              6.00%, 1/1/14                                             3,500
     3,000    Metropolitan Football Stadium Sales
              TRB, Series B (MBIA Insured),
              0.00%, 1/1/06                                             2,319
                                                                   ----------
                                                                        5,819
                                                                   ----------

              CONNECTICUT - 1.9%
     8,625    Connecticut State Special Tax Obligation
              Revenue Bond, Series A, Transportation
              Infrastructure,
              7.125%, 6/1/10                                            9,985
                                                                   ----------

              FLORIDA - 9.3%
    15,950    Broward County G.O. Bond,
              10.00%, 7/1/14                                           22,569

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
   $ 2,000    Crossing at Fleming Island
              Community Special Assessment
              Revenue Bond, Series C,
              7.05%, 5/1/15                                        $    2,069
              Florida State Board of Education
              Capital Outlay G.O. Refunding Bond,
     2,090    9.125%, 6/1/14                                            2,795
       325    Prerefunded, 9.125%, 6/1/14                                 433
     1,840    Heritage Palms Community
              Development District Capital
              Improvement Revenue Bond,
              6.25%, 11/1/04                                            1,841
     4,000    Hillsborough County IDA PCR Bond,
              Tempa Electric Co. Project,
              5.55%, 10/2/00                                            4,000
     1,930    Jackson County PCR Bond
              Gulf Power Co. Project,
              5.60%, 10/2/00                                            1,930
     6,200    Orlando City Utilities Commission
              Water and Electric Revenue
              Refunding Bond, Series D,
              6.75%, 10/1/17                                            7,078
     2,500    Pinellas County Sewer
              Revenue Bond (MBIA Insured),
              5.75%, 10/1/05                                            2,628
     1,000    Poinciana Community Special
              Assessment Bond, Series A,
              7.125%, 5/1/31                                            1,007
     1,000    Vista Lakes Community Capital
              Improvement Revenue Bond, Series B,
              6.35%, 5/1/05                                               999
     1,000    Volusia County Educational Facility
              Authority Revenue Bond, Series A,
              Embry-Riddle Aeronautical,
              5.75%, 10/15/29                                             951
                                                                   ----------
                                                                       48,300
                                                                   ----------

              GEORGIA - 3.1%
     2,000    Atlanta Airport Revenue Refunding
              Bond, Series A (FGIC Insured),
              5.50%, 1/1/26                                             1,952
     3,290    Forsyth County G.O. Bond,
              6.00%, 3/1/18                                             3,464
     5,800    Fulton County Water & Sewer Revenue
              Bond (FGIC Insured),
              4.75%, 1/1/28                                             4,971
   $ 2,000    Gainesville & Hall County Development
              Authority Revenue Bond, Series C,
              Senior Living Facility - Lanier Village,
              7.25%, 11/15/29                                      $    1,894
     2,300    Georgia State Municipal Electric
              Authority Power Revenue Bond,
              Series B (FGIC Insured),
              6.375%, 1/1/16                                            2,543
     1,100    Municipal Electric Authority Revenue
              Bond, Series A (MBIA Insured),
              General Resolution Project,
              5.00%, 1/1/01                                             1,101
                                                                   ----------
                                                                       15,925
                                                                   ----------

              IDAHO - 0.3%
     1,750    Power County IDR Bond (AMT),
              FMC Corp. Project,
              6.45%, 8/1/32                                             1,736
                                                                   ----------

              ILLINOIS - 7.0%
              Chicago City G.O. Bond,
    10,000    Series A (FGIC Insured),
              6.75%, 1/1/35                                            11,102
    10,250    Series B (AMBAC Insured),
              5.125%, 1/1/15                                           10,051
     3,000    Chicago Park District Parking Facility
              Revenue Bond (ACA Insured),
              6.00%, 1/1/19                                             3,000
     6,455    Chicago Water Revenue Refunding
              Bond (FGIC Insured),
              4.125%, 11/1/13                                           5,830
              Illinois State Development Financing
              Authority Economic Development
              Revenue Bond, Latin School of
              Chicago Project,
       350    5.60%, 8/1/18                                               325
       730    5.65%, 8/1/28                                               654
     2,000    Illinois State Health Facility
              Authority Revenue Refunding Bond,
              Series A, West Suburban Hospital,
              5.75%, 7/1/15                                             1,832

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS - 96.6% (CONT'D.)

              ILLINOIS - 7.0% (CONT'D.)
   $ 2,015    Illinois State Student Assistance
              Commission Student Loan Revenue
              Bond, Series QQ,
              3.75%, 9/1/02                                        $    1,961
    10,000    Metropolitan Pier & Exposition
              Authority Revenue Bond (FGIC
              Insured), McCormick Project,
              0.00%, 6/15/29                                            1,832
                                                                   ----------
                                                                       36,587
                                                                   ----------

              INDIANA - 7.5%
     5,000    Franklin Township School
              Building, Marion County First
              Mortgage Revenue Bond,
              6.50%, 7/15/18                                            5,473
     4,200    Hamilton County Public Building
              Corp. First Mortgage G.O. Bond,
              7.25%, 8/1/13                                             4,965
     2,000    Indiana Health Facility Financing
              Authority Hospital Revenue Bond,
              Series D, Charity Obligation Group,
              4.75%, 11/15/06                                           1,986
     1,500    Indiana Housing Finance Authority
              SFM Revenue Bond,
              Series C-3 (AMT),
              6.30%, 7/1/31                                             1,514
     1,810    Indiana State Municipal Power Agency
              Supply Systems Revenue Refunding
              Bond, Series B (MBIA Insured),
              6.00%, 1/1/12                                             1,946
     5,620    Indiana State Office Building Capital
              Complex Revenue Bond, Series B
              (MBIA Insured),
              7.40%, 7/1/15                                             6,799
     3,305    Indiana State Transportation
              Authority Airport Finance Lease
              Revenue Bond, Series A,
              5.50%, 11/1/12                                            3,322
              Indianapolis City Industrial Gas Utility
              Revenue Refunding Bond, Series B
              (FGIC Insured),
     1,740    5.00%, 6/1/06                                             1,768
     2,275    4.00%, 6/1/08                                             2,136
     3,280    3.50%, 6/1/18                                             2,535
   $ 3,000    Indianapolis Local Public Improvement
              Capital Appreciation Revenue Bond,
              Series E (AMBAC Insured),
              0.00%, 2/1/22                                        $      857
     3,500    Marion County Convention and
              Recreational Facility Authority Excise
              TRB, Series A (AMBAC Insured),
              7.00%, 6/1/21                                             3,618
     2,000    Monroe County Hospital Authority
              Revenue Bond, Series B (FSA Insured),
              Bloomington Hospital Obligation Group,
              6.00%, 5/1/29                                             2,023
                                                                   ----------
                                                                       38,942
                                                                   ----------

              KENTUCKY - 0.3%
     1,500    Jefferson County Student Housing
              Industrial Building Revenue Bond,
              Series A, Collegiate Housing Foundation,
              7.125%, 9/1/29                                            1,503
                                                                   ----------

              MARYLAND - 0.5%
              Maryland Community Administration
              Department Housing & Community
              Development Revenue Bond, Series D
              (AMT) (FHA Insured),
     1,000    6.25%, 9/1/32                                             1,022
     1,750    6.20%, 9/1/20                                             1,796
                                                                   ----------
                                                                        2,818
                                                                   ----------

              MASSACHUSETTS - 5.8%
    10,000    Massachusetts Bay Transit Authority
              Revenue Bond, Series A, General
              Transportation System,
              4.50%, 3/1/26                                             8,125
              Massachusetts State Development
              Finance Agency Revenue Bond,
              Series P, Boston University
     2,000    5.375%, 5/15/39                                           1,812
     2,000    6.00%, 5/15/59                                            2,003
              Massachusetts State Health &
              Educational Facility Authority
              Revenue Bond,
     4,500    Series A, Caritas Christi
              Obligation Group,
              5.625%, 7/1/20                                            3,774
     1,500    Series B, Partners Healthcare System,
              5.125%, 7/1/19                                            1,316


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              Massachusetts State Turnpike
              Authority Revenue Bond Series A
   $ 2,500    (AMBAC Insured), 4.75%, 1/1/34                       $    2,080
     3,900    (MBIA Insured), 5.00%, 1/1/27                             3,491
     5,000    (MBIA Insured), 5.125%, 1/1/23                            4,594
     3,000    Massachusetts State Water Pollution
              Abatement Revenue Bond, Series A,
              6.00%, 8/1/19                                             3,193
                                                                   ----------
                                                                       30,388
                                                                   ----------

              MICHIGAN - 0.8%
     5,000    Michigan State Hospital Finance
              Authority Revenue Refunding
              Bond (MBIA Insured),
              4.50%, 10/15/21                                           4,079
                                                                   ----------

              MINNESOTA - 0.4%
     2,000    Minnesota State Housing Finance
              Agency Single Family Mortgage
              Revenue Bond,
              5.70%, 1/1/17                                             2,015
                                                                   ----------

              MISSISSIPPI - 1.0%
     5,000    Mississippi State Highway Revenue
              Refunding Bond, Series No. 39,
              Four Lane Highway Program,
              5.25%, 6/1/06                                             5,143
                                                                   ----------

              MISSOURI - 0.1%
       750    St. Louis Airport Revenue Bond,
              6.25%, 1/1/02                                               758
                                                                   ----------

              MONTANA - 0.4%
     2,500    University of Montana Higher
              Education Revenue Bond, Series A
              (MBIA Insured),
              4.50%, 11/15/15                                           2,198
                                                                   ----------

              NEBRASKA - 0.9%
     5,500    American Public Energy Agency
              Gas Supply Revenue Bond, Series C,
              Public Gas Agency Project
              (AMBAC Insured),
              4.30%, 3/1/11                                             4,642
                                                                   ----------

              NEVADA - 0.5%
   $ 2,540    Nevada State G.O. Refunding Bond,
              Project 20-23A, Escrowed to Maturity,
              7.20%, 7/1/06                                        $    2,556
                                                                   ----------

              NEW JERSEY - 3.0%
     1,500    New Jersey State Health Care Facilities
              Finance Authority Revenue Bond,
              Palisades Medical Center Obligation
              Group (ACA Insured),
              5.25%, 7/1/28                                             1,300
              New Jersey State Transportation
              Revenue Bond, Series A,
              Capital Grant Anticipated Notes,
     5,000    5.00%, 2/1/02                                             5,005
     7,500    5.125%, 2/1/04                                            7,505
     2,000    New Jersey State Turnpike Authority
              Revenue Refunding Bond, Series A,
              6.75%, 1/1/08                                             2,049
                                                                   ----------
                                                                       15,859
                                                                   ----------

              NEW YORK - 12.2%
     2,000    Dutchess County Civic Facility Revenue
              Bond, Bard College Civic Facility,
              5.75%, 8/1/30                                             1,961
     4,000    Long Island Power Authority
              Electric System Revenue Bond,
              Series A (FSA Insured),
              5.00%, 12/1/15                                            3,839
     4,190    Metropolitan Transportation Authority
              Revenue Bond, Series A (FGIC Insured),
              4.75%, 4/1/28                                             3,562
     2,000    New York State Dormitory Authority
              Revenue Bond (AMBAC FHA Insured),
              Menorah Home,
              5.00%, 8/1/18                                             1,851
     5,000    New York City Municipal Water
              Financing Authority Water and Sewer
              System Revenue Refunding Bond,
              Series A (MBIA Insured),
              5.50%, 6/15/23                                            4,879

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS - 96.6% (CONT'D.)

              NEW YORK - 12.2% (CONT'D.)
              New York City Transitional
              Finance Authority Revenue Bond,
              Future Tax Secured,
   $ 2,000    Series B, 6.125%, 11/15/15                           $    2,139
     4,000    Series B, 6.00%, 11/15/24                                 4,152
     1,115    Series B, 6.25%, 7/1/20                                   1,179
     5,550    Series B, 6.00%, 7/1/30                                   5,680
     5,000    Series C, 5.875%, 11/1/16                                 5,207
     3,100    New York City Municipal Water
              Finance Authority Revenue Bond
              Series B, Water and Sewer System,
              6.00%, 6/15/33                                            3,201
     2,500    New York State Mortgage Agency
              Revenue Bond, 26th Series,
              5.85%, 4/1/17                                             2,535
    20,000    New York State Dormitory Authority
              Revenue Bond, Series A, Mt. Sinai
              School of Medicine (MBIA Insured),
              5.15%, 7/1/24                                            18,620
     4,825    Triborough Bridge & Tunnel
              Authority General Purpose
              Revenue Bond, Series SR,
              5.00%, 1/1/07                                             4,856
                                                                   ----------
                                                                       63,661
                                                                   ----------

              NORTH CAROLINA - 7.5%
              North Carolina State Eastern Municipal
              Power Agency Revenue Refunding Bond,
    18,950    Series B, 7.00%, 1/1/08                                  20,594
     2,655    Series A, Escrowed to Maturity,
              6.50%, 1/1/18                                             2,967
     4,000    Series A, 5.75%, 1/1/26                                   3,644
     1,000    Series D, 6.75%, 1/1/26                                   1,024
     3,720    North Carolina Municipal Power
              Agency No. 1 Catawba Electric Revenue
              Bond, Series B, Unrefunded Balance,
              6.00%, 1/1/20                                             3,580
     7,000    North Carolina G.O. Bond, Series A,
              5.00%, 9/1/01                                             7,043
                                                                   ----------
                                                                       38,852
                                                                   ----------

              OHIO - 0.8%
   $ 1,000    Ontario Ohio Local School
              District G.O. Bond (FSA Insured),
              5.125%, 12/1/18                                      $      946
     1,000    Plain Ohio Local School
              District G.O. Bond (FGIC Insured),
              6.00%, 12/1/25                                            1,039
     2,500    Scioto County Marine Terminal
              Revenue Refunding Bond, Norfolk
              Southern Corp. Project,
              5.30%, 8/15/13                                            2,269
                                                                   ----------
                                                                        4,254
                                                                   ----------

              OKLAHOMA - 2.0%
     6,000    McGee Creek Water Authority Revenue
              Bond, Series 1992 (MBIA Insured),
              6.00%, 1/1/13                                             6,481
     1,750    Oklahoma Industrial Finance
              Authority G.O. Bond, Series K,
              8.875%, 12/1/15                                           1,763
     2,000    Payne County Economic Development
              Student Housing Authority Revenue
              Bond, Series A, Collegiate Housing
              Foundation,
              6.375%, 6/1/30                                            1,989
                                                                   ----------
                                                                       10,233
                                                                   ----------

              OREGON - 0.4%
     1,000    Oregon State G.O. Bond, Series 66,
              10.50%, 6/1/02                                            1,095
     1,000    Oregon State Housing & Community
              Services Department Mortgage
              Revenue Bond, Series E (FHA Insured),
              Single Family Project,
              6.15%, 7/1/30                                             1,025
                                                                   ----------
                                                                        2,120
                                                                   ----------

              PENNSYLVANIA - 1.4%
     1,635    Allegheny County Port Authority
              Special Revenue Bond (MBIA Insured),
              6.125%, 3/1/29                                            1,701
     3,000    Montgomery County Higher Education
              and Health Authority Revenue Bond,
              Series A, Philadelphia Geriatric Center,
              7.375%, 12/1/30                                           2,810

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
   $ 1,500    Pennsylvania State Higher Educational
              Facilities Authority Student Housing
              Revenue Bond, Series A, Student
              Association, Inc., Project,
              6.75%, 9/1/32                                        $    1,439
     1,395    Philadelphia Water & Wastewater
              Revenue Bond (FSA Insured),
              Prerefunded,
              5.50%, 6/15/14                                            1,453
                                                                   ----------
                                                                        7,403
                                                                   ----------

              PUERTO RICO - 1.6%
     5,000    Puerto Rico Commonwealth
              Infrastructure Financing Authority
              Special Obligation Bond, Series A,
              5.50%, 10/1/40                                            4,897
     1,500    Puerto Rico Commonwealth
              Infrastructure Financing Authority
              Special Obligation Bond, Series A,
              5.375%, 10/1/24                                           1,481
     2,000    Puerto Rico Commonwealth Highway &
              Transportation Authority Revenue
              Bond, Series B,
              6.00%, 7/1/31                                             2,079
                                                                   ----------
                                                                        8,457
                                                                   ----------

              RHODE ISLAND - 0.6%
     3,000    Rhode Island State Economic
              Development Corp. Airport Revenue
              Bond, Series B (FGIC Insured),
              6.50%, 7/1/18                                             3,256
                                                                   ----------

              SOUTH CAROLINA - 0.9%
     3,000    Georgetown County Pollution Control
              Facilities Revenue Refunding Bond,
              Series A, International Paper Co. Project,
              5.125%, 2/1/12                                            2,821
     2,115    Piedmont County Municipal
              Power Agency Electric Revenue
              Refunding Bond, Series A,
              6.55%, 1/1/16                                             2,115
                                                                   ----------
                                                                        4,936
                                                                   ----------

              TENNESSEE - 1.8%
   $ 1,500    Chattanooga Health, Educational &
              Housing Facilities Board Revenue
              Refunding Bond, Siskin Hospital,
              5.25%, 6/1/28                                        $    1,227
     5,000    Tennessee State Energy Acquisition
              Corp. Gas Revenue Bond, Series B
              (AMBAC Insured),
              4.50%, 9/1/08                                             4,440
     3,600    Tennessee State G.O. Bond, Series A,
              5.00%, 5/1/05                                             3,666
                                                                   ----------
                                                                        9,333
                                                                   ----------

              TEXAS - 8.3%
     5,245    Austin Texas G.O. Bond (FGIC Insured),
              5.125%, 9/1/17                                            4,976
     1,800    Austin Utility System Revenue
              Refunding Bond (FSA Insured),
              5.125%, 11/15/20                                          1,671
     1,795    Birdville Texas School District
              G.O. Bond (PSF Gtd.)
              0.00%, 2/15/19                                              568
     1,000    Brownsville Naval District Revenue
              Refunding Bond, Union Carbide
              Corp. Project,
              5.10%, 1/1/12                                               905
     3,290    Carrollton Farmers Branch Independent
              School District G.O. Bond (PSF Gtd.),
              6.00%, 2/15/14                                            3,453
              Colorado River Municipal Water District
              Revenue Prerefunded Bond
     3,500    9.50%, 1/1/01                                             3,543
     1,500    Harris County Health Facilities
              Development Corp. Revenue Bond,
              Series A, Christus Health,
              5.50%, 7/1/09                                             1,540
     7,500    Harris County G.O. Bond,
              5.00%, 8/15/21                                            6,804
     2,400    Lamar School District G.O.
              Bond (PSF Gtd.),
              6.00%, 2/15/13                                            2,530
     4,500    Matagorda County Navigation
              District No. 1 Revenue Bond,
              Series C, Reliant Energy Inc.,
              5.20%, 5/1/29                                             4,483

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000s)                                                                 (000s)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS - 96.6% (CONT'D.)

              TEXAS - 8.3% (CONT'D.)
   $ 1,000    Parker County Hospital District
              Revenue Bond, Campbell Health System,
              6.25%, 8/15/19                                       $      901
     4,000    San Antonio Electric and Gas Revenue
              Refunding Bond, Series A,
              4.50%, 2/1/21                                             3,337
              Texas State Veterans Housing
              Assistant G.O. Bond, Series C,
     3,000    6.10%, 6/1/21                                             3,032
              Waxahachie Independent School
              District G.O. Capital Appreciation
              Refunding Bond (PSF Gtd.),
     5,505    0.00%, 8/15/16                                            2,108
     4,265    0.00%, 8/15/23                                              987
     6,875    0.00%, 8/15/28                                            1,135
     7,140    0.00%, 8/15/30                                            1,030
                                                                   ----------
                                                                       43,003
                                                                   ----------

              VIRGINIA - 0.5%
     2,750    Charles City and County IDA Solid
              Waste Disposal Facility Revenue Bond
              (AMT), Waste Management, Inc. Project,
              4.875%, 2/1/09                                            2,420
                                                                   ----------

              WASHINGTON - 3.4%
     2,000    Chelan County Public Utility
              District No. 1 Capital Appreciation
              Refunding Bond, Columbia
              River Rock (MBIA Insured),
              0.00%, 6/1/28                                               390
     2,000    King County School District
              No. 403 G.O. Bond,
              6.125%, 12/1/11                                           2,085
     2,500    Seattle G.O. Limited Tax
              Refunding Bond,
              6.50%, 3/1/17                                             2,556
              Washington State G.O. Bond,
     5,000    Series A, 6.00%, 9/1/16                                   5,108
     3,450    Series B, 6.40%, 6/1/17                                   3,830
   $ 3,750    Washington State Public Power Supply
              Systems Revenue Refunding Bond,
              Series A, Nuclear Project No. 2,
              6.50%, 7/1/03                                        $    3,873
                                                                   ----------
                                                                       17,842
                                                                   ----------

              WEST VIRGINIA - 0.2%
     2,800    West Virginia University Revenue Bond,
              Series A (AMBAC Insured),
              West Virginia University Project,
              0.00%, 4/1/22                                               793
                                                                   ----------

              WISCONSIN - 0.9%
     4,500    Wisconsin State Health & Educational
              Facilities Revenue Bond, University
              Medical Foundation
              (Lasalle Bank N.A. LOC),
              5.55%, 10/6/00                                            4,500
                                                                   ----------

              Total Municipal Investments
              (cost $493,089)                                         503,293
                                                                   ----------

NUMBER
OF SHARES
(000S)
---------
              OTHER - 3.8%

     9,087    AIM Tax Free Cash Reserve Fund                            9,087
     9,229    Provident Municipal Fund                                  9,229
     1,686    Shearson Lehman Brothers California
              Municipal Fund                                            1,686
                                                                   ----------

              Total Other
              (cost $20,002)                                           20,002
                                                                   ----------

              Total Investments - 100.4%
              (cost $513,091)                                         523,295

              Liabilities less Other Assets - (0.4%)                   (2,359)
                                                                   ----------

              NET ASSETS - 100.0%                                  $  520,936
                                                                   ==========

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

ARIZONA TAX-EXEMPT BOND FUND

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS - 99.8%

              ARIZONA - 96.1%
   $   935    Arizona Health Facilities
              Authority Hospital System
              Revenue Bond, Prerefunded,
              7.25%, 11/1/03                                       $    1,009
     1,000    Arizona Health Facilities
              Authority Hospital System
              Revenue Bond, Northern Arizona
              Healthcare System
              (AMBAC Insured),
              4.75%, 10/1/30                                              840
     1,250    Arizona School District TAN
              Financing Program COP,
              4.875%, 7/31/01                                           1,255
              Arizona State Transportation
              Board Highway Revenue Bond,
     1,500    4.50%, 7/1/03                                             1,501
     2,390    5.75%, 7/1/18                                             2,447
     1,000    Central Arizona Water Conservation
              District Contract Revenue Bond,
              Series B, Central Arizona Project
              (MBIA Insured),
              6.30%, 11/1/02                                            1,030
     2,000    Chandler Street & Highway User
              Revenue Bond (MBIA Insured),
              5.125%, 7/1/15                                            1,947
     1,180    Coconino & Yavapai Counties G.O. Bond
              Joint Unified School District No. 9
              Sedona-Oak Creek Project
              (FGIC Insured),
              5.50%, 7/1/05                                             1,210
       375    Glendale Unified High School District
              No. 205, G.O. Refunding Bond
              (FGIC Insured),
              4.875%, 7/1/12                                              368
     1,000    Lake Havasu City Excise Tax Revenue
              Refunding Bond (AMBAC Insured),
              4.10%, 6/1/08                                               943
     1,140    Maricopa County IDA Multifamily
              Housing Revenue Bond, Series A,
              Metro Gardens-Mesa Ridge Project
              (MBIA Insured),
              4.75%, 7/1/13                                             1,062
              Maricopa County School District No. 6
              G.O. Bond, Washington Elementary
              Projects (FGIC Insured),
  $  1,125    Series B, 4.00%, 7/1/09                              $    1,036
     1,265    Series C, 4.00%, 7/1/11                                   1,127
              Maricopa County School District
              No. 8 Osborn G.O. Bond (FGIC Insured),
              Refunding,
     1,000    4.70%, 7/1/14                                               936
     2,000    5.875%, 7/1/14                                            2,078
              Maricopa County School District
              No. 11 G.O. Bond,
     1,000    Peoria Unified Project of 1991,
              5.50%, 7/1/10                                             1,025
       475    Peoria Unified Project of 1996
              (FGIC Insured),
              5.125%, 7/1/11                                              480
              Maricopa County School District
              No. 28 G.O. Bond, Kyrene Elementary
              Project (FGIC Insured), Prerefunded
       250    6.50%, 7/1/01                                               254
     1,500    Refunding, Series B, 0%, 1/1/04                           1,288
     1,070    Series B, 6.00%, 7/1/14                                   1,112
     1,250    Maricopa County Unified School
              District No. 41 G.O. Bond, Series F,
              Gilbert Project (FSA Insured),
              5.25%, 7/1/12                                             1,264
     2,300    Maricopa County Unified School
              District No. 48 Scottsdale G.O.
              Refunding Bond, Series B,
              4.50%, 7/1/10                                             2,237
     1,200    Maricopa County Elementary School
              District No. 68 G.O. Bond,
              Alhambra School Improvement
              (AMBAC Insured),
              6.35%, 7/1/06                                             1,302
     1,500    Maricopa County Unified High School
              District No. 210 G.O. Bond, Phoenix
              Project of 1988, Series F,
              6.375%, 7/1/06                                            1,629
              Maricopa County Unified School
              District No. 80 Chandler, G.O. Bond,
     1,200    (FGIC Insured), Prerefunded,
              5.80%, 7/1/05                                             1,272
     1,000    (MBIA Insured),
              4.70%, 7/1/12                                               960
     1,330    Refunding, (FGIC Insured),
              0%, 7/1/09                                                  865

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS - 99.8% (CONT'D.)

              ARIZONA - 96.1% (CONT'D.)
  $  1,500    Maricopa County Unified School
              District No. 97 G.O. Bond, Series F,
              Deer Valley Project of 1996
              (MBIA Insured),
              5.00%, 7/1/11                                        $    1,492
       250    Mesa Arizona Refunding G.O. Bond
              (AMBAC Insured),
              6.00%, 7/1/01                                               253
     1,000    Mohave County Unified High School
              No. 30 G.O. Bond, Series B, (FGIC Insured),
              8.50%, 7/1/05                                             1,162
     1,325    Phoenix Civic Improvement Corp.
              Excise TRB, Series A, Senior Lien-Municipal
              Courthouse Project,
              5.75%, 7/1/15                                             1,370
     1,160    Phoenix Civic Plaza Building Corp.
              Excise TRB, Senior Lien,
              5.70%, 7/1/07                                             1,217
              Phoenix G.O. Bond,
     1,000    4.50%, 7/1/22                                               845
     1,300    Series A, Refunding,
              5.00%, 7/1/03                                             1,320
     1,000    Series A, Refunding,
              4.125%, 7/1/14                                              865
     1,500    Series A, Refunding,
              4.50%, 7/1/15                                             1,347
     1,000    Series A, Refunding,
              5.00%, 7/1/19                                               940
     1,100    Series B, Refunding,
              4.50%, 7/1/20                                               938
     2,000    Phoenix Civic Improvement Corp.
              Wastewater System Lease Revenue Bond,
              5.70%, 7/1/03                                             2,059
     1,000    Phoenix Civic Improvement Corp.
              Wastewater System Revenue Bond,
              Junior Lien, (FGIC Insured),
              6.25%, 7/1/17                                             1,079
     2,000    Pima County G.O. Bond, (FSA Insured),
              4.00%, 7/1/14                                             1,764
              Pima County Unified School District
              No. 6 Marana G.O. Refunding Bond Ltd.,
              (FGIC Insured),
     1,300    4.625%, 7/1/11                                            1,247
     2,100    5.375%, 7/1/12                                            2,152
     1,300    5.40%, 7/1/14                                             1,316
  $  1,900    Pima County Unified School District
              No. 10 G.O. Bond, Amphitheater School
              Improvement,
              6.50%, 7/1/05                                        $    2,046
              Pima County Unified School District
              No. 12 Sunnyside G.O. Bond (FGIC Insured),
     1,000    5.375%, 7/1/12                                            1,017
     2,000    5.75%, 7/1/12                                             2,099
              Salt River Project Agricultural
              Improvement & Power District
              Electrical System, Revenue Refunding Bond,
       500    Series B, 5.25%, 1/1/19                                     479
     2,000    Series C, 5.00%, 1/1/16                                   1,896
     1,000    Santa Cruz County Unified School District
              No. 1 Nogales G.O. Bond, Series B
              (AMBAC Insured), Prerefunded,
              6.10%, 7/1/04                                             1,055
     1,620    Scottsdale Preservation Authority
              Excise TRB (FGIC Insured),
              6.00%, 7/1/10                                             1,750
     1,125    Tempe Arizona Unified High School
              District 213 Refunding G. O. Bond
              (FGIC Insured),
              5.00%, 7/1/09                                             1,144
     1,000    Tucson Street and Highway User
              Revenue Refunding Bonds, Senior Lien,
              5.50%, 7/1/09                                             1,028
                                                                   ----------
                                                                       66,357
                                                                   ----------

              PUERTO RICO - 3.7%
     2,500    Puerto Rico Commonwealth Infrastructure
              Financing Authority Special Obligation
              Bond, Series A,
              5.50%, 10/1/20                                            2,523
                                                                   ----------

              Total Municipal Investments
              (cost $67,998)                                           68,880
                                                                   ----------

NUMBER
OF SHARES
(000S)
---------
              OTHER - 2.5%
              (cost $1,725)

     1,725    Shearson Leman Brothers Municipal
              Cash Trust Money Market Fund                              1,725
                                                                   ----------
              Total Investments - 102.3%
              (cost $69,723)                                           70,605
              Liabilities less Other Assets - (2.3)%                   (1,588)
                                                                   ----------

              NET ASSETS - 100.0%                                  $   69,017
                                                                   ==========

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report


SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

CALIFORNIA TAX-EXEMPT BOND FUND

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS - 99.9%

              CALIFORNIA - 88.3%
              ABAG Finance Authority For Nonprofit
              Corps. COP Channing House,
 $     590    4.65%, 2/15/06                                       $      565
       780    4.90%, 2/15/09                                              730
     2,600    ABAG Finance Authority for Nonprofit
              Corps. Multifamily Housing Revenue
              Refunding Bond, United Dominion
              Realty Trust,
              6.25%, Mandatory Put 8/15/08                              2,665
     1,250    Adelanto Public Utility Authority
              Revenue Bond, Series A, Utilities
              Systems Projects, (Union Bank of
              California LOC),
              4.45%, Mandatory Put 11/1/01                              1,249
     2,000    Alameda County Water District Revenue
              Refunding Bond (MBIA Insured),
              4.75%, 6/1/20                                             1,825
       250    Anaheim PFA Tax Allocation
              Revenue Bond, Series A, Redevelopment
              Project (MBIA Insured),
              5.25%, 2/1/18                                               249
     1,000    California Educational Facilities Authority
              Revenue Bond, Series A, Pepperdine
              University
              5.00%, 11/1/29                                              918
       500    California Educational Facility Authority
              Revenue Bond, Series N, Stanford
              University,
              5.20%, 12/1/27                                              481
              California Health Facilities Financing
              Authority Revenue Bond, Sutter Health,
     1,000    Series A (MBIA Insured), 5.35%, 8/15/28                     968
     1,000    Series A (FSA Insured), 5.00%, 8/15/37                      899
     2,000    California Health Facilities Financing
              Authority Revenue Bond, Northern
              California Presbyterian,
              5.125%, 7/1/18                                            1,849
     3,350    California Health Facilities Financing
              Authority Revenue Bond, Series A,
              Cedars-Sinai Medical Center,
              6.125%, 12/1/19                                           3,417
 $     495    California Housing Finance Agency
              Revenue Bond, Series A
              7.35%, 8/1/11                                        $      509
       250    California Infrastructure and Economic
              Development Bank Revenue Bond, Scripps
              Research Institute,
              5.75%, 7/1/30                                               254
              California Statewide Communities
              Development Authority Multifamily
              Housing Revenue Refunding Bond,
              Archstone/Oakridge,
     1,000    5.30%, 6/01/29                                            1,009
     2,000    5.25%, Mandatory Put 6/1/08                               1,979
     1,000    California Statewide Communities
              Development Corp. COP, J Paul Gotty Trust,
              5.00%, 10/1/10                                            1,025
     1,000    California Statewide Communities
              Development Authority Revenue Refunding
              Bond, Irvine Apartments,
              4.90%, Mandatory Put 5/15/08                                974
     1,000    California State Department of Water
              Resources Revenue Refunding Bond,
              Century Valley Project,
              4.75%, 12/1/16                                              952
     1,000    California State Department of
              Transportation Refunding COP,
              Series A (MBIA Insured)
              5.25%, 3/1/16                                             1,007
              California State G.O. Bond,
       150    6.60%, 2/1/10                                               173
     1,390    Refunding, 4.375%, 10/1/17                                1,223
     1,000    Refunding (FGIC Insured), 4.75%, 2/1/29                     877
     1,300    California State Public Works Board
              Lease Revenue Bond, Series A,
              Department of Corrections
              (AMBAC Insured),
              5.50%, 1/1/14                                             1,347
              California State Public Works  Board
              Lease Revenue Refunding Bond, Various
              Community College Projects,
       750    Series C, 5.50%, 9/1/11                                     786
     1,000    Series B, (AMBAC Insured), 5.625%, 3/1/16                 1,035
     2,750    California Pollution Control Financing
              Authority, PCR Refunding Bond, Series B,
              Southern California Edison Co.
              (MBIA Insured),
              5.45%, 9/1/29                                             2,722

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS - 99.9% (CONT'D.)

              CALIFORNIA - 88.3% (CONT'D.)
 $     400    Dry Creek Joint Elementary School
              District G.O. Bond, Series A (FSA Insured),
              0.00%, 8/1/09                                        $      264
     3,250    East Bay Municipal Utility District Water
              System Revenue Bond,
              5.25%, 6/1/16                                             3,279
     2,250    East Bay Regional Park District G.O. Bond,
              5.00%, 9/1/17                                             2,205
       150    Escondido Unified High School District
              G.O. Bond (MBIA Insured),
              5.60%,11/1/09                                               161
       515    Fillmore Unified School District
              G.O. Bond, Series A (FGIC Insured),
              0.00%, 7/1/10                                               323
       200    Folsom School Facilities Projects
              G.O. Bond, Series D (FGIC Insured),
              5.70%, 8/1/13                                               213
       375    Foothill Eastern Transportation
              Corridor Agency Toll Road Senior Lien
              Revenue Bond, Series A,
              0.00%, 1/1/05                                               310
     1,160    Fremont Unified School District
              Alameda County G.O. Refunding Bond,
              Series A (FGIC Insured),
              0.00%, 8/1/13                                               602
     1,000    Galt Schools Joint Powers Authority
              Revenue Refunding Bond, Series A,
              High School and Elementary School
              Projects (MBIA Insured),
              5.75%, 11/1/16                                            1,051
              Imperial Irrigation District COP,
              Electrical System Project,
     1,600    6.50%, 11/1/07                                            1,806
       200    Refunding (MBIA Insured), 5.20%, 11/1/09                    211
       200    Lemoore Unified High School District
              G.O. Bond (AMBAC Insured),
              6.00%, 1/1/12                                               223
              Los Angeles County Metropolitan
              Transportation Authority Sales TRB,
              Series B, Proposition A (FSA Insured),
     1,750    4.75%, 7/1/15                                             1,685
     1,150    4.75%, 7/1/16                                             1,095
   $ 1,000    Proposition C (AMBAC Insured),
              4.75%, 7/1/18                                        $      916
              Los Angeles Department of
              Water & Power Electric Plant Revenue
              Bond, Second Issue,
     2,290    Crossover Refunded, 6.80%, 6/1/01                         2,374
     1,010    Crossover Refunding, 4.25%, 11/15/14                        909
     1,500    6.10%, 2/15/17                                            1,579
     2,000    Refunding, 6.375%, 2/1/20                                 2,080
        40    Los Angeles Harbor Department
              Revenue Bond, Escrowed to Maturity,
              7.60%, 10/1/18                                               50
       450    Los Angeles Unified School District
              G.O. Bond, Series A,
              6.00%, 7/1/15                                               500
     2,000    Los Angeles Unified School District COP,
              Series B (MBIA Insured),
              5.00%, 10/1/02                                            2,034
     3,000    Metropolitan Water District Southern
              California G.O. Crossover Refunding
              Bond, Series A1,
              5.50%, 3/1/10                                             3,121
     1,000    Metropolitan Water District Southern
              California Waterworks Revenue Bond,
              Series A,
              5.00%, 7/1/26                                               932
     2,500    MidPeninsula Regional Open Space
              District G.O. Refunding Bond,
              7.00%, 9/1/14                                             2,713
     1,920    Modesto Irrigation District
              Refunding COP, Series B, Capital
              Improvements Projects,
              5.30% 7/1/22                                              1,832
     1,420    Modesto Revenue Refunding COP,
              Water Utility System Refinacing Project
              (FGIC Insured),
              5.125%, 10/1/17                                           1,405
       720    Monrovia Unified School District
              G.O. Bond, Series A (MBIA Insured),
              0.00%, 8/1/10                                               449
       200    Oakland G.O. Bond, Measure I
              (FGIC Insured),
              5.60%,12/15/14                                              210

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
   $ 2,080    Oakland Joint Powers Financing
              Authority Lease Revenue Bond Oakland
              Administration Buildings (AMBAC Insured),
              5.375%, 8/1/11                                       $    2,178
       250    Paramount Unified School District
              G.O. Bond, Series A (FSA Insured),
              5.125%, 9/1/19                                              244
     5,140    Poway Unified School District Special Tax
              Community Facilities District No. 1
              Refunding Bond (MBIA Insured),
              4.875%,10/1/17                                            4,908
       500    Riverside Water Revenue Refunding Bond,
              5.00%,10/1/18                                               483
              Sacramento Municipal Utility District
              Electric Revenue Bond,
     1,000    Refunding, Series L (AMBAC Insured),
              5.20%, 7/1/16                                             1,005
     3,000    Improvements Refunding, 5.25%, 7/1/28                     2,817
              Sacramento County Sanitation District
              Financing Authority Revenue Bond,
       500    5.60%, 12/1/16                                              514
     2,500    6.00%, 12/1/20                                            2,615
     1,250    Sacramento County COP Crossover
              Refunding Bond, Public Facilities
              Projects (AMBAC Insured),
              4.75%, 10/1/17                                            1,171
     1,530    Salinas Sanitation Sewer Systems
              Revenue Bond (FGIC Insured),
              5.00%, 8/1/20                                             1,463
       500    San Diego County COP, Burnham
              Institute,
              6.25%, 9/1/29                                               509
     1,050    San Diego County Water Authority
              Revenue Refunding COP, Series A,
              5.00%, 5/1/16                                             1,031
       450    San Diego Public Facilities Financing
              Authority Sewer Revenue Bond, Series B
              (FGIC Insured),
              5.375%, 5/15/17                                             456
     2,500    San Diego Unified School District
              G.O. Bond, Series A (FGIC Insured),
              0.00%, 7/1/05                                             2,018
     1,000    San Francisco Bay Area Rapid Transit
              District Sales Tax Revenue Refunding Bond,
              5.25%, 7/1/17                                             1,003
   $ 1,200    San Francisco City & County
              Educational Facilities G.O. Bond, Series A,
              Community College Improvements,
              5.75%, 6/15/20                                       $    1,244
     1,000    San Francisco City & County Airport
              Commission International Airport
              Revenue Refunding Bond, Second
              Series Issue 20 (MBIA Insured)
              4.75%, 5/1/15                                               967
     4,250    San Francisco State Building Authority
              Lease Revenue Bond, Series A,
              Department of General Services Lease,
              5.00%, 10/1/13                                            4,274
     2,460    San Joaquin Area Flood Control Agency
              Improvement Board Act 1915 Flood
              Protection and Restoration Special
              Assessment Bond (FSA Insured),
              5.60%, 9/2/10                                             2,538
              San Jose Redevelopment Agency Tax
              Allocation Bond, Merged Area
              Redevelopment Project (AMBAC Insured),
     2,000    4.75%, 8/1/17                                             1,874
     5,000    4.75%, 8/1/29                                             4,382
       750    San Marino Unified School District
              G.O. Bond, Series B,
              5.25%, 7/1/20                                               740
     1,150    Santa Margarita-Dana Point Authority
              Revenue Refunding Bond, Series B, California
              Improvements Districts 3-3a & 4-4a
              (MBIA Insured),
              7.25%, 8/1/09                                             1,381
        35    Santa Rosa Wastewater Revenue
              Refunding Bond, Series A (FGIC Insured),
              5.25%, 9/1/16                                                36
       200    Santa Rosa Wastewater Revenue
              Refunding Bond, Series A, Subregional
              Project (FGIC Insured),
              4.75%, 9/1/16                                               190
              South San Francisco Capital Improvements
              Financing Authority Revenue Refunding
              Bond, Series A, South San Francisco
              Redevelopment (ACA Insured)
       485    3.85%, 9/1/02                                               478
     1,085    4.20%, 9/1/06                                             1,053
     1,370    4.25%, 9/1/07                                             1,326

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS - 99.9% (CONT'D.)

              CALIFORNIA - 88.3% (CONT'D.)
  $  2,000    Southern California Public Power
              Authority Power Project Revenue
              Refunding Bond, Series A, Mead
              Adelanto Project (AMBAC Insured),
              4.75%, 7/1/16                                        $    1,896
     1,250    Turlock Irrigation District Revenue
              Refunding Bond, Series A,
              6.00%, 1/1/20                                             1,251
              Washington Township Health Care
              District Revenue Bond,
       100    4.25%, 7/1/05                                                97
       405    5.00%, 7/1/09                                               407
       500    5.00%, 7/1/11                                               495
     1,270    5.00%, 7/1/12                                             1,244
                                                                   ----------
                                                                      114,507
                                                                   ----------

              PUERTO RICO - 10.4%
     3,000    Puerto Rico Commonwealth G.O.
              Refunding Bond, Public Improvement,
              0.00%, 7/1/04                                             2,524
     2,000    Puerto Rico Commonwealth Highway &
              Transportation Authority Highway
              Permanent Fixed Option Receipts
              Revenue Bond, Series X,
              5.20%, 7/1/03                                             2,040
              Puerto Rico Commonwealth
              Highway & Transportation Authority
              Revenue Bond,
     1,600    (MBIA Insured), 5.75%, 7/1/18                             1,665
     1,000    Series A (AMBAC Insured), 5.00%, 7/1/28                     920
              Puerto Rico Commonwealth
              Infrastructure Financing
              Authority Special TRB, Series A
              (AMBAC Insured),
     3,000    5.00%, 7/1/12                                             3,040
     1,000    5.00%, 7/1/21                                               937
     1,365    Puerto Rico Electric Power
              Authority Power Revenue Bond
              (FSA Insured),
              5.30%, 7/1/20                                             1,350
  $  1,000    Puerto Rico Municipal Finance
              Agency Refunding Revenue Bond,
              Series B (FSA Insured),
              5.00%, 8/1/03                                        $    1,021
                                                                   ----------
                                                                       13,497
                                                                   ----------

              VIRGIN ISLANDS - 1.2%
     1,500    Virgin Islands Public Finance
              Authority Revenue Bond,
              Series A, Gross Receipt Taxes
              Lien Note,
              5.625%, 10/1/10                                           1,525
                                                                   ----------

              Total Municipal Investments
              (cost $127,985)                                         129,529
                                                                   ----------

NUMBER
OF SHARES
(000S)
---------
              OTHER - 0.7%

        13    Federated California Municipal Cash
              Trust Money Market Fund                                      13
       883    Shearson Lehman Brothers California
              Municipal Fund                                              883
                                                                   ----------

              Total Other
              (cost $896)                                                 896
                                                                   ----------

              Total Investments - 100.6%
              (cost $128,881)                                         130,425

              Liabilities less Other Assets - (0.6)%                     (761)
                                                                   ----------

              NET ASSETS - 100%                                    $  129,664
                                                                   ==========

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

GLOBAL FIXED INCOME FUND

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              DEBT OBLIGATIONS - 89.9%

              AUSTRALIAN DOLLAR - 0.2%
        70    Commonwealth of Australia,
              10.00%, 10/15/02                                     $       41
                                                                   ----------

              BRITISH POUND STERLING - 5.1%
              Treasury of Great Britain,
       175    7.50%, 12/7/06                                              285
       230    5.75%, 12/7/09                                              354
       150    8.00%, 6/7/21                                               312
                                                                   ----------
                                                                          951
                                                                   ----------

              CANADIAN DOLLAR - 2.4%
       680    Government of Canada,
              5.50%, 6/1/10                                               444
                                                                   ----------

              DANISH KRONE - 1.4%
     2,000    Kingdom of Denmark,
              8.00%, 3/15/06                                              262
                                                                   ----------

              EURO - 44.8%
       590    Buoni Poliennali del Tes
              5.25%, 11/1/29                                              472
       800    Corp Andina de Fomento,
              4.75, 5/6/04                                                668
       420    FHLMC,
              5.75%, 9/15/10                                              369
       400    FKI PLC,
              6.625%, 2/22/10                                             348
              Federal Republic of Germany,
       450    6.25%, 1/4/24                                               426
       210    6.50%, 7/4/27                                               206
       400    Fort James Corp.,
              4.75%, 6/29/04                                              332
       300    Halifax Group,
              7.627%, 12/9/11                                             264
       250    Household Finance Corp.,
              5.125%, 6/24/09                                             198
       200    Invensys PLC,
              5.50%, 4/1/05                                               170
       400    Imperial Tobacco Finance,
              6.375%, 9/27/06                                             347
       400    Kelda Group PLC,
              5.25%, 7/26/06                                              332
       400    Kingdom of Spain,
              4.25%, 7/30/02                                       $      347
       400    Lehman Brothers Holdings PLC,
              4.00%, 2/18/03                                              339
       400    Osprey Trust,
              6.375%, 1/15/03                                             355
       400    North West Water Finance,
              4.875%, 3/18/09                                             311
       375    Republic of Italy,
              3.00%, 6/15/02                                              319
       400    Republic of Lithuania,
              7.875%, 4/14/03                                             363
       400    Republic of South Africa,
              7.00%, 10/14/04                                             354
       400    Royal Bank of Scotland Group PLC,
              6.77%, 3/31/05                                              355
       200    Stagecoach Holdings PLC,
              6.00%, 11/24/04                                             161
       400    Telefonica De Espana,
              4.50%, 4/14/09                                              305
       400    Telekom S.A. Ltd.,
              7.125%, 4/12/05                                             341
       400    Unicredito Capital Trust,
              8.048%, 10/5/10                                             354
       400    VNU N.V.,
              6.625%, 5/30/07                                             357
                                                                   ----------
                                                                        8,393
                                                                   ----------

              JAPANESE YEN - 13.3%
    55,000    Asian Development Bank,
              5.00%, 2/5/03                                               559
    50,000    Government of Canada,
              1.90%, 3/23/09                                              468
    50,000    International Bank for Reconstruction
              and Development,
              4.50%, 3/20/03                                              506
    60,000    Japan Development Bank,
              1.75%, 6/21/10                                              546
    45,000    KFW International Finance,
              1.00%, 12/20/04                                             415
                                                                   ----------
                                                                        2,494
                                                                   ----------

              SWEDISH KRONA - 1.1%
     1,600    Kingdom of Sweden,
              9.00%, 4/20/09                                              208
                                                                   ----------

SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                  VALUE
(000S)                                                                 (000S)
-----------------------------------------------------------------------------
              DEBT OBLIGATIONS - 89.9% (CONT'D.)

              UNITED STATES DOLLAR - 21.6%
  $  1,000    FNMA,
              5.625%, 5/14/04                                       $     970
       200    KPN N.V.,
              8.00%, 10/01/10                                             200
              U.S. Treasury Bonds,
       700    6.50%, 2/15/10                                              729
       600    8.75%, 5/15/17                                              763
       600    8.875%, 2/15/19                                             780
       400    6.375%, 8/15/27                                             417
       200    Unicredito Capital Trust,
              9.20%, 10/5/10                                              200
                                                                   ----------
                                                                        4,059
                                                                   ----------

              Total Debt Obligations
              (cost $17,521)                                           16,852
                                                                   ----------

              SHORT-TERM INVESTMENT - 4.6%
              (cost $857)

              UNITED STATES DOLLAR
       857    Bayerische Hypo-Und Vereinsbank,
              GRAND CAYMAN,
              EURODOLLAR TIME DEPOSITS,
              6.72%, 10/2/00                                              857
                                                                   ----------

              Total Investments - 94.5%
              (cost $18,378)                                           17,709

              Other Assets less Liabilities - 5.5%                      1,028
                                                                   ----------

              NET ASSETS - 100.0%                                  $   18,737
                                                                   ==========

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS Semiannual Report


SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

HIGH YIELD MUNICIPAL FUND

PRINCIPAL
AMOUNT                                                        VALUE
(000s)                                                       (000s)
-------------------------------------------------------------------
            MUNICIPAL
            INVESTMENTS - 88.0%

            ALASKA - 1.0%
$   300     Alaska Industrial Development and Export
            Authority Power Revenue Bonds (AMT),
            Upper Lynn Canal Regional Power,
            5.875%, 1/1/32                                  $   264
                                                            -------
            ARIZONA - 4.9%
    400     Coconino County Arizona Pollution
            Control Corp. Revenue Bonds, Series A
            (AMT), Tucson Electric Power Navajo,
            7.125%, 10/1/32                                     401
    500     Maricopa County PCR Refunding Bond,
            El Paso Electric Co.,
            6.15%, 12/1/14                                      500
    500     Peoria Arizona IDA Non-Profit Revenue
            Refunding Bonds, Series A, Sierra
            Winds Life,
            6.25%, 8/15/20                                      435
                                                            -------
                                                              1,336
                                                            -------
            ARKANSAS - 2.2%
    500     Little Rock Arkansas Hotel & Restaurant
            Gross Receipts Tax Revenue Refunding
            Bonds,
            7.375%, 8/1/15                                      589
                                                            -------
            CALIFORNIA - 3.7%
    500     Sacramento Financing Authority Revenue
            Bonds, Series A, Convention Center Hotel
            Project,
            6.25%, 1/1/30                                       492
    500     San Diego County COP Bonds,
            The Burnham Institute,
            5.70%, 9/1/11                                       523
                                                            -------
                                                              1,015
                                                            -------
            COLORADO - 1.0%
    250     Denver City & County Airport Revenue
            Bonds, Series A, Prerefunded,
            7.25%, 11/15/02                                     268
                                                            -------
            DISTRICT OF COLUMBIA - 1.3%
$   400     District of Columbia Revenue Bonds,
            Methodist Home of the District of
            Columbia Issue,
            6.00%, 1/1/20                                   $   343
                                                            -------
            FLORIDA - 8.3%
    500     Crossings at Flemming Island Community
            Development Authority Revenue
            Refunding Bond, Series C
            7.05%, 5/1/15                                       517
    500     Heritage Palms Community Development
            District Capital Improvement Revenue
            Bonds,
            6.25%, 11/1/04                                      500
    250     Lee County IDA Health Care Facilities
            Revenue Bonds, Series A, Shell Point
            Village Project,
            5.75%, 11/15/15                                     227
    500     Poinciana Community Development
            District Revenue Bond, Series A,
            Special Assessment
            7.125%, 5/1/31                                      503
    500     Vista Lakes Community Development
            District Capital Improvement Revenue
            Bond, Series B,
            6.35%, 5/1/05                                       500
                                                            -------
                                                              2,247
                                                            -------
            GEORGIA - 0.7%
    500     Bibb County Development Authority
            Multifamily Revenue Bonds, Series A,
            Emerald Coast Housing II, Inc.,(1)
            7.25%, 11/1/28                                      200
                                                            -------
            IDAHO - 1.8%
    500     Power County Idaho Industrial
            Development Corp. Solid Waste Disposal
            Revenue Bonds (AMT), FMC Corp.,
            6.45%, 8/1/32                                       496
                                                            -------
            INDIANA - 1.6%
    500     South Bend Indiana Economic
            Development Revenue Bonds, Series A,
            Southfield Village, Inc.,
            6.25%, 11/15/29                                     420
                                                            -------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                        VALUE
(000s)                                                       (000s)
-------------------------------------------------------------------
            MUNICIPAL
            INVESTMENTS - 88.0% (CONT'D.)

            IOWA - 1.8%
$   500     Bremer County Health Care & Residential
            Facilities Revenue Bonds, Bartels Lutheran
            Home Project,
            7.25%, 11/15/29                                 $   482
                                                            -------
            KANSAS - 1.9%
    500     Olathe Kansas Senior Living Facilities
            Revenue Bonds, Series A, Aberdeen
            Village, Inc.,
            8.00%, 5/15/30                                      499
                                                            -------
            KENTUCKY - 1.9%
    500     Jefferson County Student Housing
            Industrial Building Revenue Bonds,
            Series A, Collegiate Housing Foundation,
            7.125%, 9/1/29                                      501
                                                            -------
            LOUISIANA - 2.7%
    250     St. Charles Parish PCR Refunding
            Bonds, Union Carbide Corp. Project,
            5.10%, 1/1/12                                       232
    500     West Feliciana Parish PCR Refunding
            Bonds, Series A, Entergy Gulf States, Inc.,
            5.65%, Mandatory Put 9/1/04                         499
                                                            -------
                                                                731
                                                            -------
            MAINE - 1.9%
    500     Maine Finance Authority Solid Waste
            Disposal Revenue Bonds (AMT), Boise
            Cascade Corp. Project,
            7.90%, 6/1/15                                       509
                                                            -------
            MARYLAND - 1.9%
    500     Anne Arundel County Special Obligation
            Revenue Bond, National Business Park
            Project,
            7.375%, 7/1/28                                      505
                                                            -------
            MASSACHUSETTS - 1.2%
    400     Massachusetts State Health & Educational
            Facilities Authority Revenue Bonds,
            Series A, Caritas Christi Obligated Group,
            5.625%, 7/1/20                                      336
                                                            -------
            MISSISSIPPI - 1.7%
$   500     Mississippi Business Finance Corp. PCR
            Refunding Bonds, Systems Energy
            Resources, Inc. Project,
            5.90%, 5/1/22                                   $   465
                                                            -------
            MISSOURI - 2.7%
    500     Howard Bend Levee District Special Tax
            Bonds, 5.85%, 3/1/19                                487
    250     St. Louis Airport Revenue Bond,
            6.25%, 1/1/02                                       253
                                                            -------
                                                                740
                                                            -------
            NEVADA - 2.6%
    260     Clark County PCR Refunding Bonds,
            Series D, Nevada Power Co. Project,
            5.45%, 10/1/23                                      222
    500     State Director Department of Business
            and Industry Revenue Bond,
            Las Vegas Monorail Project,
            7.375%, 1/1/40                                      480
                                                            -------
                                                                702
                                                            -------
            NEW HAMPSHIRE - 1.7%
    500     New Hampshire Business Finance
            Authority Revenue Refunding Bond,
            Series D (AMT), Public Service Co. of
            New Hampshire,
            6.00%, 5/1/21                                       466
                                                            -------
            NEW JERSEY - 1.9%
    500     New Jersey Economic Development
            Authority Special Facilities Revenue Bonds
            (AMT), Continental Airlines, Inc. Project,
            6.625%, 9/15/12                                     509
                                                            -------
            NEW MEXICO - 1.7%
    460     New Mexico Educational Assistance
            Foundation Student Loan Revenue Bonds,
            Second Subordinate, Series II-C (AMT),
            6.00%, 12/1/08                                      454
                                                            -------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                        VALUE
(000s)                                                       (000s)
-------------------------------------------------------------------
            NEW YORK - 7.2%
$   400     New York City G.O. Bonds, Series H,
            5.25%, 3/15/18                                  $   376
    500     New York State Dormitory Authority
            Revenue Bond, Series A, Mount Sinai Health,
            6.75%, 7/1/20                                       525
            New York State Local Government
            Assistance Corp. Revenue Bonds,
    500     Series A, Prerefunded, 6.70%, 4/1/02                526
    500     Series B, Prerefunded, 7.50%, 4/1/01                518
                                                            -------
                                                              1,945
                                                            -------
            NORTH CAROLINA - 3.8%
    500     North Carolina Eastern Municipal Power
            Agency Power System Revenue Refunding
            Bonds, Series B,
            6.125%, 1/1/09                                      517
    500     North Carolina Municipal Power Agency
            No. 1 Catawba Electric Revenue Bonds,
            Series B,
            6.375%, 1/1/13                                      515
                                                            -------
                                                              1,032
                                                            -------
            OKLAHOMA - 1.8%
    500     Langston Economic Development
            Authority Student Housing Revenue Bond,
            Series A, Langston Community
            Development Corp.,
            7.75%, 8/1/30                                       497
                                                            -------

            OREGON - 1.7%
    500     Klamath Falls Oregon Electric Revenue
            Refunding Bonds, Senior Lien, Klamath
            Cogeneration Project,
            6.00%, 1/1/25                                       447
                                                            -------
            PENNSYLVANIA - 12.5%
    100     Beaver County IDA PCR Refunding Bonds,
            Series A, Cleveland Electric
            Illuminating Co.,
            7.75%, 7/15/25                                      106
    500     Carbon County IDA Resource Recovery
            Refunding Bond (AMT), Panther Creek
            Partners Project,
            6.65%, 5/1/10                                       509
$   270     Delaware County Authority College
            Revenue Bonds, Series B, Eastern College,
            5.50%, 10/1/24                                  $   236
    500     Montgomery County Higher Education &
            Health Authority Revenue Bonds, Series A,
            Philadelphia Geriatric Center,
            7.25%. 12/1/19                                      473
    500     Montgomery County Higher Education &
            Health Authority Revenue Bonds, Temple
            Continuing Care Center,
            6.625%, 7/1/19                                      445
    400     Pennsylvania Economic Development
            Financing Authority Exempt Facility
            Revenue Bonds, Series A (AMT), National
            Gypsum Co., Shippingport Project,
            6.25%, 11/1/27                                      364
    500     Pennsylvania State Higher Educational
            Facilities Authority Student Housing
            Revenue Bond, Series A, Student
            Association, Inc. Project,
            6.75%, 9/1/32                                       480
    500     Philadelphia Hospitals and Higher
            Education Facilities Revenue Bonds,
            Chestnut Hill College,
            6.00%, 10/1/29                                      437
    400     Philadelphia Hospitals and Higher
            Education Facilities Revenue Bonds,
            Temple University Children's Medical
            Center,
            5.625%, 6/15/19                                     330
                                                            -------
                                                              3,380
                                                            -------
            PUERTO RICO - 1.9%
    500     Puerto Rico Industrial Tourist Educational
            Medical and Environmental Control
            Facilities Revenue Bond (AMT), AES Puerto
            Rico Project,
            6.625%, 6/1/26                                      521
                                                            -------
            SOUTH CAROLINA - 1.9%
    500     Florence County IDR Bond, Stone
            Container Corp.,
            7.375%, 2/1/07                                      502
                                                            -------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                        VALUE
(000s)                                                       (000s)
-------------------------------------------------------------------
            MUNICIPAL INVESTMENTS - 88.0% (CONT'D.)
            TEXAS - 3.5%
$   500     Brazos River Authority PCR Refunding
            Bond, Series A, Texas Utility Electric Co.,
            5.00%, Mandatory Put 4/1/01                     $   501
    500     Matagorda County Navigation District
            No. 1 Revenue Refunding Bond, Series B
            (AMT), Reliant Energy, Inc. Project,
            5.95%, 5/1/30                                       452
                                                            -------
                                                                953
                                                            -------
            VERMONT - 1.6%
    500     Vermont Educational & Health Buildings
            Financing Agency Healthcare Facility
            Revenue Bonds, Copley Manor Project,
            6.15%, 4/1/19                                       433
                                                            -------
            Total Municipal Investments
            (cost $24,720)                                   23,787
                                                            -------

NUMBER
OF SHARES
(000s)
---------

            OTHER - 9.4%
            (cost $2,549)

  2,549     Federated Tax-Free Trust Money Market
            Fund No. 15                                       2,549
                                                            -------
            Total Investments - 97.4%
            (cost $27,269)                                   26,336

            Other Assets less Liabilities  -  2.6%              712
                                                            -------

            NET ASSETS - 100.0%                             $27,048
                                                            =======

(1) Non-income producing security. Issuer has defaulted on terms of debt obligation. At September 30, 2000, value represents 0.7% of net assets.


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                 NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

HIGH YIELD FIXED INCOME FUND

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                      (000s)
-----------------------------------------------------------------
                    CORPORATE BONDS - 93.2%
                    AEROSPACE - 1.6%
       $  3,000     Dunlop Standard Aerospace
                    Holdings PLC, Senior Notes,
                    11.875%, 5/15/09(1)                  $  3,097
                                                          -------

                    AIRLINES - 1.0%
          2,000     Aircraft Finance Trust
                    Subordinated Bond, Series 1999 - 1A,
                    Class D, 11.00%, 5/15/24(1)             2,000
                                                          -------

                    AUTO PARTS & EQUIPMENT - 0.8%
          2,000     JL French Automotive Castings, Inc.,
                    Senior Subordinated Notes,
                    11.50%, 6/1/09(1)                       1,480
                                                          -------

                    BUILDING, RESIDENTIAL/COMMERCIAL - 3.5%
          3,000     D.R. Horton, Inc.,
                    Senior Subordinated Notes,
                    9.75%, 9/15/10                          2,910
          4,000     K Hovnanian Enterprises, Inc.,
                    10.50%, 10/1/07(1)                      3,915
                                                          -------
                                                            6,825
                                                          -------

                    CHEMICALS - 3.1%
          3,000     Avecia Group PLC,
                    11.00%, 7/1/09                          2,955
          3,000     Huntsman ICI Chemicals LLC
                    Senior Subordinated Notes,
                    10.125%, 7/1/09(1)                      2,944
                                                          -------
                                                            5,899
                                                          -------

                    COMMERCIAL SERVICES - 4.8%
          5,000     Avis Rent A Car, Inc.,
                    Senior Subordinated Notes,
                    11.00%, 5/1/09(1)                       5,425
          1,500     Building One Services Corp.,
                    Senior Subordinated Notes,
                    10.50%, 5/1/09                          1,314
          3,500     NationsRent, Inc.,
                    Senior Subordinated Notes,
                    10.375%, 12/15/08                       2,590
                                                          -------
                                                            9,329
                                                          -------

                    COMPUTERS  - 1.6%
       $  3,001     S C G Holding Corp.,
                    Senior Subordinated Notes,
                    12.00%, 8/1/09(1)                    $  3,151
                                                          -------

                    DIVERSIFIED FINANCIAL SERVICES - 3.6%
                    Advanta Corp. Medium Term FRN,
          2,000     7.17%, 7/23/01                          1,931
            500     7.30%, 7/30/01                            488
          2,500     PTC International Finance,
                    11.25%, 12/1/09(1)                      2,500
          2,000     Sovereign Bancorp, Senior Notes,
                    10.25%, 5/15/04                         2,027
                                                          -------
                                                            6,946
                                                          -------

                    ELECTRIC - 2.3%
                    AES Corp., Senior Notes,
          2,750     9.50%, 6/1/09                           2,812
          1,500     9.375%, 9/15/10                         1,522
                                                          -------
                                                            4,334
                                                          -------

                    ELECTRONICS - 2.4%
          2,000     Knowles Electronics, Inc.,
                    Senior Subordinated Notes,
                    13.125%, 10/15/09(1)                    1,900


          2,550     Flextronics International Ltd.,
                    Senior Subordinated Notes,
                    9.875%, 07/1/10(1)                      2,620
                                                          -------
                                                            4,520
                                                          -------

                    FOOD & BEVERAGE - 3.3%
          2,500     Luigino's, Inc., Senior
                    Subordinated Notes,
                    10.00%, 2/1/06(1)                       1,975
          4,000     Triarc Consumer Products Group LLC
                    Senior Subordinated Notes,
                    10.25%, 2/15/09(1)                      4,450
                                                          -------
                                                            6,425
                                                          -------

                    GAMING - 3.7%
          2,000     Autotote Corp.,
                    12.50%, 8/15/10(1)                      2,030
          5,000     MGM Mirage, Inc.,
                    8.50% 9/15/10                           5,005
                                                          -------
                                                            7,035
                                                          -------


                     SEE NOTES TO THE FINANCIAL STATEMENTS

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                      (000s)
-----------------------------------------------------------------
                    CORPORATE BONDS - 93.2% (CONT'D.)

                    HEALTH CARE - 2.8%
       $  3,500     Dynacare, Inc., Senior Notes,
                    10.75%, 1/15/06                      $  3,412
          2,000     Iasis Healthcare Corp.,
                    Senior Subordinated Notes,
                    13.00%, 10/15/09(1)                     2,065
                                                          -------
                                                            5,477
                                                          -------

                    INSURANCE - 2.0%
                    Conseco, Inc.,
          1,000     7.875%, 12/15/00                          980
          2,550     8.50%, 10/15/02                         2,818
                                                          -------
                                                            3,798
                                                          -------

                    INTERNET - 2.3%
          2,500     Globix Corp., Senior Notes,
                    12.50% 2/1/10(1)                        1,775
                    PSINet, Inc. Senior Notes,
          2,000     10.50%, 12/1/06(1)                      1,300
          2,000     11.00%, 8/1/09                          1,300
                                                          -------
                                                            4,375
                                                          -------

                    IRON/STEEL - 0.2%
          2,500     Republic Technologies International/
                    RTI Capital Corp.,
                    13.75%, 7/15/09(1)                        450
                                                          -------

                    LODGING - 1.5%
          3,000     HMH Properties,
                    7.875%, 08/01/05                        2,827
                                                          -------

                    MISCELLANEOUS MANUFACTURING - 4.1%
          2,000     Gentek, Inc.,
                    Senior Subordinated Notes,
                    11.00%, 8/1/09(1)                       2,045
          2,000     Selmer Co., Inc.,
                    Senior Subordinated Notes,
                    11.00%, 5/15/05                         2,062
          1,500     Tekni-Plex, Inc.,
                    Senior Subordinated Notes,
                    12.75%, 06/15/10(1)                     1,478
          2,500     Terex Corp., Senior Subordinated Notes,
                    Series D, 8.875%, 4/1/08                2,275
                                                          -------
                                                            7,860
                                                          -------
                    MEDIA, CABLE & RADIO - 11.4%
       $  2,500     American Media Operations, Inc.,
                    Senior Subordinated Notes,
                    10.25%, 5/1/09                       $  2,437
          4,000     Chancellor Media,
                    Senior Subordinated Notes,
                    8.125%, 12/15/07                        4,040
          2,500     Callahan Nordhein, Senior Notes,
                    14.00%, 7/15/10(1)                      2,487
          2,500     Charter Communications Holdings LLC
                    Senior Notes,
                    8.625%, 4/1/09(1)                       2,447
                    Telewest Communications PLC
                    Senior Notes,
          2,000     11.00%, 10/1/00(1)                      1,915
          1,500     9.875%, 10/1/07                         1,373
                    United Pan-Europe Communications N.V.
            500     Senior Notes, Series B,
                    10.875%, 8/1/07                           435
          1,500     Senior Notes,
                    11.25%, 2/1/10(1)                       1,313
          3,000     WRC Media Co.,
                    12.75%, 11/15/09(1)                     2,734
          2,000     XM Satellite Radio, Inc.,
                    14.00%, 3/15/10(1)                      1,400
          1,500     Ziff Davis Media Inc.,
                    12.00%, 7/15/10(1)                      1,485
                                                          -------
                                                           22,066
                                                          -------

                    OIL & GAS PRODUCERS AND SERVICES - 3.2%
            500     Comstock Resources, Inc.,
                    Senior Notes,
                    11.25%, 5/1/07(1)                         525
          2,000     Key Energy Services, Inc.,
                    Senior Subordinated Notes,
                    14.00%, 1/15/09                         2,275
          2,000     Plains Resources, Inc.,
                    Senior Subordinated Notes,
                    10.25%, 3/15/06(1)                      2,030
          1,400     R&B Falcon, Corp.,
                    9.125%, 12/15/03                        1,421
                                                          -------
                                                            6,251
                                                          -------


                                       56
                     SEE NOTES TO THE FINANCIAL STATEMENTS

                                 NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                      (000s)
--------------------------------------------------------------------------------
                    PACKAGING - 3.2%
       $  2,000     Consolidated Container Co., LLC
                    Senior Subordinated Notes,
                    10.125%, 7/15/09(1)                  $  2,003
          4,000     Stone Container Corp.,
                    Senior Notes,
                    11.50%, 10/1/04                         4,110
                                                          -------
                                                            6,113
                                                          -------

                    PAPER PRODUCTS - 1.1%
          2,600     Tjiwi Kimia International,
                    13.25%, 8/1/01                          2,210
                                                          -------

                    REAL ESTATE INVESTMENT TRUSTS - 1.5%
          2,000     Crescent Real Estate Equities L.P. Notes,
                    7.00%, 9/15/02                          1,880
          1,000     Felcor Lodging, Senior Notes,
                    9.50%, 9/15/08(1)                         993
                                                          -------
                                                            2,873
                                                          -------

                    REMEDIATION SERVICES - 1.1%
          2,500     IT Group, Inc.,
                    Senior Subordinated Notes,
                    11.25%, 4/1/09(1)                       2,188
                                                          -------

                    SPECIAL PURPOSE - 1.0%
          1,917     GS Escrow Corp.,
                    6.75%, 08/01/01                         1,887
                                                          -------


                    STRUCTURED TRADE RECEIVABLE NOTE - 1.0%
          2,000     Bunge Trade Ltd. Note,
                    9.25%, 5/1/02(1)                        1,995
                                                          -------

                    TELECOMMUNICATIONS - 24.1%
          1,000     360Networks Inc., Senior Notes,
                    13.00% 5/1/08                             910
          2,975     Adelphia Business Solutions, Inc.,
                    12.875%, 10/15/07(3)                    1,785
          1,500     Airgate PCS, Inc.,
                    Senior Discount Notes,
                    13.50%, 10/1/09                           904
          2,500     Alamosa PCS Holdings, Inc.,
                    12.875%, 2/15/10                        1,350
          2,330     Allegiance Telecom, Inc.,
                    Senior Notes,
                    12.875%, 5/15/08                        2,336
                    Focal Communications Corp.,
                    Senior Discount Notes, Series 1998 B,
       $  1,000     12.125%, 2/15/08(2)                    $  470
          3,250     Senior Notes,
                    11.875% 1/15/10(1)                      2,470
                    Global Crossing Holding Ltd.,
          2,000     Senior Notes,
                    9.125% 11/15/06(1)                      1,980
          1,000     Senior Notes,
                    9.625%, 5/15/08                         1,000
          1,500     Horizon PCS, Inc.,
                    14.00%, 10/1/10(2)                        765
          2,000     Hyperion Telecom, Senior Notes,
                    9.625%, 5/15/08                         1,810
          1,500     IPCS, Inc.,
                    14.00%, 7/15/10(1)                        825
                    Leap Wireless,
          2,500     Senior Notes,
                    12.50%, 4/15/10(1)(2)                   2,200
                    Senior Discount Notes,
          1,000     14.50%, 4/15/10(1)                        395
          2,000     Level 3 Communications, Inc.,
                    Senior Notes,
                    9.125%, 5/1/08                          1,910
          2,750     Madison River Finance, Senior Notes,
                    13.25%, 3/1/10(1)                       2,200
          3,000     Metromedia Fiber Networks, Inc.,
                    Senior Notes,
                    10.00%, 12/15/09                        2,805
          4,000     Nextel Intl. Inc.,
                    12.75%, 8/1/10(1)                       3,920
          1,500     Nextel Partners PCS, Inc.,
                    14.00%, 10/1/10(1)                      1,511
          3,000     NEXTLINK Communications, Inc.,
                    Senior Notes,
                    10.75%, 6/1/09(1)                       2,775
          2,500     Rhythms NetConnections,
                    Senior Notes,
                    12.75%, 4/15/09(1)                      1,625
          2,500     Telecorp PCS Inc.,
                    Senior Subordinated Notes,
                    10.625%, 7/15/10(1)                     2,525
          3,500     Versatel, Senior Notes,
                    13.25% 5/15/08                          3,133

                      SEE NOTES TO THE FINANCIAL STATEMENTS

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                      (000s)
------------------------------------------------------------------
                    CORPORATE BONDS - 93.2% (CONT'D.)

                    TELECOMMUNICATIONS - 24.1% (CONT'D.)
       $  3,000     Voicestream Wire, Senior Notes,
                    10.375%, 11/15/09                      $  3,240
          2,000     Worldwide Fiber, Inc., Senior Notes,
                    12.00%, 8/1/09                            1,780
                                                            -------
                                                             46,624
                                                            -------

                    TRANSPORTATION - 0.5%
          2,500     RailWorks Corp.,
                    Senior Subordinated Notes,
                    11.50%, 4/15/09                             875
                                                            -------

                    WATER - 0.5%
          1,000     Azurix Corp., Senior Notes,
                    10.75%, 2/15/10(1)                          920
                                                            -------

                    Total Corporate Bonds
                    (cost $193,059)                         179,830
                                                            -------

NUMBER
OF SHARES
(000S)
---------
                    CONVERTIBLE PREFERRED STOCK - 0.1%
                    (cost $883)
         15,000     PSINet, Inc.                                246
                                                            -------

                    WARRANTS - 0.2%
                    (cost $0)

          3,500     Leap Wireless International, Exp., 4/15/10   40
          3,000     Maxcom Telecom, Exp., 4/1/07                  -
          2,500     Republic Technologies International
                    Corp., Exp., 7/15/09                          -
          4,059     WRC Media Co., Exp., 11/15/09                 -
          2,000     XM Satellite Radio, Exp., 3/15/10           280
                                                            -------
                                                                320
                                                            -------

PRINCIPAL
AMOUNT                                                      VALUE
(000s)                                                      (000s)
------------------------------------------------------------------
                    SHORT-TERM INVESTMENT - 4.0%
                    (cost $7,741)

        $  7,741    Bayerische Hypo-Und Vereinsbank,
                    GRAND CAYMAN,
                    Eurodollar Time Deposits,
                    6.72%, 10/2/00                         $  7,741
                                                            -------

                    Total Investments - 97.5%
                    (cost $201,683)                         188,137

                    Other Assets less Liabilities - 2.5%      4,901
                                                            -------

                    NET ASSETS - 100.0%                     193,038
                                                            =======

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000, the value of these securities amounted to approximately $93,461,000 or 48.4% of net assets.
(2) Deferred interest rate note. Currently zero coupon under the terms of agreement.
(3) Pay-in-Kind (PIK) note. Currently shares received in lieu of interest payments


                                       58
                     SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                NORTHERN FUNDS Semiannual Report

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2000 (UNAUDITED)

1.  ORGANIZATION

Northern Funds, (the "Trust") is a Delaware business trust, which was formed on February 7, 2000, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The U.S. Government, Short-Intermediate U.S. Government, Intermediate Tax-Exempt, California Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Fixed Income, Tax-Exempt, Arizona Tax-Exempt, California Tax-Exempt, Global Fixed Income (formerly known as International Fixed Income Fund), High Yield Municipal and High Yield Fixed Income Funds (collectively the "Funds") are separate, diversified investment portfolios of the Trust, except for the California Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Arizona Tax-Exempt, California Tax-Exempt and Global Fixed Income Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective. The Funds were formerly series of Northern Funds, a Massachusetts business trust, and were reorganized into the Trust on July 31, 2000. The Northern Trust Company ("Northern Trust" or the "Adviser") serves as investment adviser to the Funds. Northern Trust also serves as custodian, co-administrator, fund accountant and transfer agent for the Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States or "GAAP". The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities which are traded on a recognized U.S. or foreign securities exchange are generally valued at the last quoted sales price on the securities exchange on which the securities are primarily traded. If securities traded on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities that are traded in the U.S. over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are generally valued at the last sales price. Insurance funding agreements are valued at cost plus accrued interest, which approximates market value. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

B REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C FUTURES CONTRACTS - Certain Funds may enter into long financial futures contracts to maintain liquidity or short financial futures contracts for hedging purposes. These Funds may also enter into futures contracts for speculative purposes. Futures contracts are valued based upon their quoted daily settlement prices; changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.
          A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is required to make a margin deposit in a segregated account of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains and losses are recognized and payments are made on a daily basis between the Fund and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open contracts. There were no outstanding futures contracts at September 30, 2000.

D STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

E FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in a Fund's financial statements. A Fund records realized gains or losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


          At September 30, 2000, Global Fixed Income Fund had outstanding contracts as follows:

                                               CONTRACT        CONTRACT
                                                AMOUNT           AMOUNT        UNREALIZED
                                               (LOCAL            (U.S.            GAIN/
CONTRACT                     DELIVERY         CURRENCY)         DOLLARS)         (LOSS)
TYPE         CURRENCY          DATE             (000S)           (000S)          (000S)
----------------------------------------------------------------------------------------
Buy        British Pounds    11/27/2000         $1,708          $2,424          $103
Sell       British Pounds    11/27/2000          2,342           3,377           (86)
Buy             Euro         11/27/2000          8,173           7,262           (30)
Sell            Euro         11/27/2000          3,972           3,447           (68)
Sell        Japanese Yen     11/27/2000        270,000           2,569            47
Buy         Swiss Franc      11/27/2000          2,715           1,540            38
Sell        Swiss Franc      11/27/2000          2,579           1,504             4
                                                                                  --
                                                  Net Unrealized Gain:            $8
                                                                                  ==

G INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis and includes amortization of discounts and premiums. Dividends from foreign securities are recorded on ex-date, or as soon as the information is available.

H EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.


I DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                                             DECLARATION           PAYMENT
                                              FREQUENCY           FREQUENCY
-------------------------------------------------------------------------------
U.S. Government                                 Daily                Monthly
Short-Intermediate U.S. Government              Daily                Monthly
Intermediate Tax-Exempt                         Daily                Monthly
California Intermediate Tax-Exempt              Daily                Monthly
Florida Intermediate Tax-Exempt                 Daily                Monthly
Fixed Income                                    Daily                Monthly
Tax-Exempt  Daily                               Daily                Monthly
Arizona Tax-Exempt                              Daily                Monthly
California Tax-Exempt                           Daily                Monthly
Global Fixed Income                             Quarterly          Quarterly
High Yield Municipal                            Daily                Monthly
High Yield Fixed Income                         Daily                Monthly
-------------------------------------------------------------------------------

          Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.
          The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains (losses). These differences are primarily related to foreign currency transactions, deferral of wash sales and capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.
          During the six months ended September 30, 2000 all of the dividends derived from net investment income paid by each of the Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, California Intermediate Tax-Exempt, Tax-Exempt, Arizona Tax-Exempt, California Tax-Exempt and High Yield Municipal Funds were "exempt-interest dividends," excludable from gross income for Federal income tax purposes. Further, all such dividends paid by the California Intermediate Tax-Exempt and California Tax-Exempt Funds were "California exempt-interest dividends," exempt from California state personal income tax.

J FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal Revenue Code available to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the six months ended September 30, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fees as shown on the accompanying Statements of Operations. Northern Trust also reimbursed the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                 ANNUAL         ADVISORY
                                ADVISORY       FEES AFTER          EXPENSE
                                  FEES           WAIVERS         LIMITATIONS
-------------------------------------------------------------------------------
U.S. Government                     0.75%            0.75%            0.90%
Short-Intermediate
   U.S. Government                  0.75%            0.75%            0.90%
Intermediate Tax-Exempt             0.75%            0.70%            0.85%
California Intermediate
   Tax-Exempt                       0.75%            0.70%            0.85%
Florida Intermediate
   Tax-Exempt                       0.75%            0.70%            0.85%
Fixed Income                        0.75%            0.75%            0.90%
Tax-Exempt                          0.75%            0.70%            0.85%
Arizona Tax-Exempt                  0.75%            0.70%            0.85%
California Tax-Exempt               0.75%            0.70%            0.85%
Global Fixed Income                 0.90%            0.90%            1.15%
High Yield Municipal                0.75%            0.70%            0.85%
High Yield Fixed Income             0.75%            0.75%            0.90%
-------------------------------------------------------------------------------

     The waivers and reimbursements described above are voluntary and may be terminated at any time. The Funds have a co-administration agreement with Northern Trust and PFPC, Inc. ("the co-administrators") for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets.

4.  BANK LOANS

The Funds maintain a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the Fed Funds rate.
     As of September 30, 2000, there were no outstanding borrowings.

5.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended September 30, 2000 were as follows:

                                                               PURCHASES                             SALES
                                                     ----------------------------------------------------------------------
                                                        U.S.                                U.S.
AMOUNTS IN THOUSANDS                                 GOVERNMENT            OTHER         GOVERNMENT             OTHER
---------------------------------------------------------------------------------------------------------------------------
U.S. Government                                        $ 50,267        $        --         $ 66,863        $        --
Short-Intermediate U.S. Government                       43,979                 --           35,066                 --
Intermediate Tax-Exempt                                      --            140,811               --            156,167
California Intermediate Tax-Exempt                           --             34,487               --             35,931
Florida Intermediate Tax-Exempt                              --             27,342               --             29,176
Fixed Income                                            385,421             68,826          289,775            153,693
Tax-Exempt                                                   --            291,201               --            307,412
Arizona Tax-Exempt                                           --             32,319               --             30,732
California Tax-Exempt                                        --             28,314               --             23,540
Global Fixed Income                                       2,331             18,016              450             16,372
High Yield Municipal                                         --              7,669               --              2,129
High Yield Fixed Income                                      --            117,254               --             75,912
---------------------------------------------------------------------------------------------------------------------------

     At September 30, 2000, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:


                                                                                                NET               COST
                                                     UNREALIZED        UNREALIZED           APPRECIATION        BASIS OF
AMOUNTS IN THOUSANDS                                APPRECIATION      DEPRECIATION         (DEPRECIATION)      SECURITIES
---------------------------------------------------------------------------------------------------------------------------
U.S. Government                                      $    756           $  (6,637)          $  (5,881)         $342,196
Short-Intermediate U.S. Government                        349                (559)               (210)           69,169
Intermediate Tax-Exempt                                 7,816              (7,886)                (70)          661,044
California Intermediate Tax-Exempt                      2,671                (224)              2,447            91,144
Florida Intermediate Tax-Exempt                           247                (337)                (90)           41,563
Fixed Income                                            6,157             (11,789)             (5,632)          703,379
Tax-Exempt                                             17,773              (7,569)             10,204           513,091
Arizona Tax-Exempt                                      1,339                (457)                882            69,723
California Tax-Exempt                                   3,352              (1,808)              1,544           128,881
Global Fixed Income                                        91                (760)               (669)           18,378
High Yield Municipal                                      193              (1,126)               (933)           27,269
High Yield Fixed Income                                 1,792             (15,338)            (13,546)          201,683
---------------------------------------------------------------------------------------------------------------------------

                                               NORTHERN FUNDS Semiannual Report

     At March 31, 2000, the approximate capital loss carryforwards for U.S. Federal income tax purposes and their respective years of expiration were as follows:


                                                                     MARCH 31,
AMOUNTS IN THOUSANDS                                                   2008
--------------------------------------------------------------------------------
U.S. Government                                                       $1,813
Short-Intermediate U.S. Government                                        67
Intermediate Tax-Exempt                                                  800
Florida Intermediate Tax-Exempt                                          203
Fixed Income                                                             433
Tax-Exempt                                                             4,366
California Tax-Exempt                                                    403
International Fixed Income                                                15
High Yield Municipal                                                     131
High Yield Fixed Income                                                2,519
-------------------------------------------------------------------------------

These capital loss carryforwards are available to offset future capital gains.

6. CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the six months ended September 30, 2000 were as follows:

                                                                                                       NET
                                                           REINVESTMENT                             INCREASE
AMOUNTS IN THOUSANDS                         SOLD          OF DIVIDENDS        REDEEMED            (DECREASE)
-------------------------------------------------------------------------------------------------------------------
U.S. Government                               2,541                73          (4,179)                (1,565)
Short-Intermediate U.S. Government            1,267                 8            (670)                   605
Intermediate Tax-Exempt                       3,300                64          (5,912)                (2,548)
California Intermediate Tax-Exempt              386                 8          (1,077)                  (683)
Florida Intermediate Tax-Exempt                 314                14            (369)                   (41)
Fixed Income                                  8,888               162          (4,171)                 4,879
Tax-Exempt                                    3,105                39          (3,975)                  (831)
Arizona Tax-Exempt                            1,133                 4            (962)                   175
California Tax-Exempt                         1,235                33            (959)                   309
Global Fixed Income                             274                --            (242)                    32
High Yield Municipal                            811                 5            (159)                   657
High Yield Fixed Income                       5,533               214          (1,767)                 3,980
--------------------------------------------------------------------------------------------------------------------

Transactions of shares of the Funds for the year ended March 31, 2000 were as follows:

                                                                                                                         NET
                                                                ISSUED UPON      REINVESTMENT                          INCREASE
AMOUNTS IN THOUSANDS                            SOLD          CONVERSION (1)     OF DIVIDENDS      REDEEMED           (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government                                 17,301             11,422             176           (19,710)            9,189
Short-Intermediate U.S. Government               1,217              6,034               2              (837)            6,416
Intermediate Tax-Exempt                         45,944             36,215             182           (47,197)           35,144
California Intermediate Tax-Exempt               2,924              7,986              11            (1,692)            9,229
Florida Intermediate Tax-Exempt                  2,005                 --              39            (1,418)              626
Fixed Income                                    17,565             30,234             457            (8,487)           39,769
Tax-Exempt                                       8,098             32,683             168           (10,117)           30,832
Arizona Tax-Exempt                               3,104              5,621               2            (2,112)            6,615
California Tax-Exempt                            3,253              5,865              85            (4,270)            4,933
International Fixed Income                         522                567               4              (469)              624
High Yield Municipal                             1,711                 --               5              (375)            1,341
High Yield Fixed Income                         16,278                 --             141            (2,664)           13,755
------------------------------------------------------------------------------------------------------------------------------------

(1) See footnote 7


7. CONVERSION FROM NORTHERN COMMON TRUST FUNDS

On October 1, 1999, Northern Trust converted ten fixed income common trust funds into existing or new comparable funds of the Trust. These conversions were tax-free for federal income tax purposes. The following is a summary of the net assets and shares converted (amounts in thousands):

                                            NORTHERN                                        NET ASSETS                SHARES
COMMON TRUST FUND                             FUND                                           CONVERTED               CONVERTED
------------------------------------------------------------------------------------------------------------------------------------
1986 Government Bond Fund and
   Government Bond Fund                       U.S. Government Fund                            $112,138                11,422
Intermediate Government Bond Fund             Short-Intermediate U.S. Government Fund*          60,337                 6,034
Intermediate Tax-Exempt Bond Fund             Intermediate Tax-Exempt Fund                     363,331                36,215
Intermediate California Tax-Exempt
   Bond Fund                                  California Intermediate Tax-Exempt Fund*          79,836                 7,986
Taxable Bond Fund                             Fixed Income Fund                                293,695                30,234
Tax-Exempt Bond Fund                          Tax-Exempt Fund                                  327,321                32,683
Arizona Tax-Exempt Bond Fund                  Arizona Tax-Exempt Fund*                          56,205                 5,621
California Tax-Exempt Bond Fund               California Tax-Exempt Fund                        60,293                 5,865
International Government Bond Fund            International Fixed Income Fund                    5,714                   567

* Fund commenced operations upon conversion

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                                       65

THIS PAGE INTENTIONALLY LEFT BLANK.

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.




[NORTHERN FUNDS LOGO]-Registered Trademark-

P.O. Box 75986
Chicago, IL 60675-5986
(800) 595-9111


Northern Funds Distributors, LLC, an independent third party.


PRESORTED STANDARD U.S. POSTAGE PAID CHICAGO, IL PERMIT NO. 941